UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06520

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: OCTOBER 31

Date of reporting period: NOVEMBER 1, 2009 – APRIL 30, 2010

    (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers AMG

April 30, 2010

FQ Tax-Managed U.S. Equity Fund

FQ U.S. Equity Fund

FQ Global Alternatives Fund

FQ Global Essentials Fund

SAR016-0410

Managers AMG FQ Funds

FQ Tax-Managed U.S. Equity, FQ U.S. Equity, FQ Global Alternatives, FQ Global Essentials

Semi-Annual Report—April 30, 2010 (unaudited)

Page
ABOUT YOUR FUND’S EXPENSES	1

FUNDS’ PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

FQ Tax-Managed U.S. Equity Fund	4

FQ U.S. Equity Fund	8

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	12
FQ Tax-Managed U.S. Equity and FQ U.S. Equity
Fund balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Net Assets	13
FQ Global Alternatives and FQ Global Essentials
Portfolio of Investments, Fund balance sheet, net asset value (NAV) per share computations and cumulative undistributed amounts

Statements of Operations	17
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	18
Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	20
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	27
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2010	Expense Ratio for the Period	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Expenses Paid During the Period*
FQ Tax-Managed U.S. Equity Fund
Class A Shares
Based on Actual Fund Return	1.24%	$1,000	$1,212	$6.80
Hypothetical (5% return before expenses)	1.24%	$1,000	$1,019	$6.21
Class C Shares
Based on Actual Fund Return	1.99%	$1,000	$1,208	$10.89
Hypothetical (5% return before expenses)	1.99%	$1,000	$1,015	$9.94
Institutional Class Shares
Based on Actual Fund Return	0.99%	$1,000	$1,214	$5.43
Hypothetical (5% return before expenses)	0.99%	$1,000	$1,020	$4.96

FQ U.S. Equity Fund
Class A Shares
Based on Actual Fund Return	1.04%	$1,000	$1,149	$5.54
Hypothetical (5% return before expenses)	1.04%	$1,000	$1,020	$5.21
Class C Shares
Based on Actual Fund Return	1.79%	$1,000	$1,145	$9.52
Hypothetical (5% return before expenses)	1.79%	$1,000	$1,016	$8.95
Institutional Class Shares
Based on Actual Fund Return	0.79%	$1,000	$1,151	$4.21
Hypothetical (5% return before expenses)	0.79%	$1,000	$1,021	$3.96

FQ Global Alternatives Fund
Class A Shares
Based on Actual Fund Return	1.92%	$1,000	$1,021	$9.62
Hypothetical (5% return before expenses)	1.92%	$1,000	$1,015	$9.59
Class C Shares
Based on Actual Fund Return	2.57%	$1,000	$1,017	$12.86
Hypothetical (5% return before expenses)	2.57%	$1,000	$1,012	$12.83
Service Class Shares[1]
Based on Actual Fund Return	1.49%	$1,000	$1,022	$4.95
Hypothetical (5% return before expenses)	1.49%	$1,000	$1,012	$4.93
Institutional Class Shares[1]
Based on Actual Fund Return	1.49%	$1,000	$1,021	$4.95
Hypothetical (5% return before expenses)	1.49%	$1,000	$1,012	$4.93

FQ Global Essentials Fund
Investor Class Shares[1]
Based on Actual Fund Return	1.24%	$1,000	$1,045	$4.17
Hypothetical (5% return before expenses)	1.24%	$1,000	$1,012	$4.10
Service Class Shares[1]
Based on Actual Fund Return	0.99%	$1,000	$1,044	$3.33
Hypothetical (5% return before expenses)	0.99%	$1,000	$1,013	$3.28
Institutional Class Shares
Based on Actual Fund Return	0.99%	$1,000	$1,073	$5.09
Hypothetical (5% return before expenses)	0.99%	$1,000	$1,020	$4.96

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.
[1]

Commencement of operations for this class was January 1, 2010, and as such, the expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (120), then divided by 365.

1

Managers AMG FQ Funds’ Performance

All periods ended April 30, 2010 (unaudited)

	Average Annual Total Returns[1]
	Six Months	One Year	Five Years	Ten Years	Since Inception	Inception Date
FQ Tax-Managed U.S. Equity Fund[2,5,8]
No Load Before Taxes:
Institutional Class	21.41%	39.91%	3.39%	—	2.58%	12/18/2000
Class A*	21.18%	39.59%	—	—	(1.30)%	3/1/2006
Class C*	20.77%	38.60%	—	—	(2.05)%	3/1/2006
Russell 3000® Index[15]	17.64%	40.90%	3.28%	—
No Load After Taxes:[6]
Return After Taxes on Distributions
Institutional Class	21.35%	39.85%	3.30%	—	2.48%	12/18/2000
Class A*	21.18%	39.59%	—	—	(1.36)%	3/1/2006
Class C*	20.77%	38.60%	—	—	(2.05)%	3/1/2006
Return After Taxes on Distributions and Sale of Fund Shares
Institutional Class	13.98%	26.02%	2.89%	—	2.19%	12/18/2000
Class A*	13.77%	25.73%	—	—	(1.11)%	3/1/2006
Class C*	13.50%	25.09%	—	—	(1.73)%	3/1/2006
With Load Before Taxes:
Class A*	14.22%	31.56%	—	—	(2.69)%	3/1/2006
Class C*	19.77%	37.60%	—	—	(2.05)%	3/1/2006

FQ U.S. Equity Fund[2,5,8]
No Load:
Institutional Class	15.06%	35.57%	3.41%	(0.07)%	7.07%	8/14/1992
Class A*	14.87%	35.15%	—	—	(0.50)%	3/1/2006
Class C*	14.50%	34.27%	—	—	(1.18)%	3/1/2006
Russell 3000® Index[15]	17.64%	40.90%	3.28%	0.50%
With Load:
Class A*	8.32%	27.43%	—	—	(1.92)%	3/1/2006
Class C*	13.50%	33.27%	—	—	(1.18)%	3/1/2006

FQ Global Alternatives Fund # [3,4,8,14]
No Load:
Class A	2.11%	4.63%	—	—	2.85%	3/30/2006
Class C	1.74%	3.87%	—	—	2.08%	3/30/2006
Service Class**	—	—	—	—	2.21%	1/1/2010
Institutional Class**	—	—	—	—	2.11%	1/1/2010
Citigroup 1-Month T-Bill Index[7]	0.03%	0.08%	—	—
With Load:
Class A	(3.78)%	(1.36)%	—	—	1.37%	3/30/2006
Class C	0.74%	2.87%	—	—	2.08%	3/30/2006

FQ Global Essentials Fund[2,4,9,10,12,13]
Investor Class**	—	—	—	—	4.49%	1/1/2010
Service Class**	—	—	—	—	4.40%	1/1/2010
Institutional Class	7.28%	31.27%	2.11%	0.68%	6.11%	11/18/1988
Managers Global Essentials Fund Composite Hedged Index[11]	7.10%	18.94%	3.10%	1.11%
Managers Global Essentials Fund Composite Unhedged Index[11]	4.08%	24.00%	4.34%	3.39%

2

Managers AMG FQ Funds’ Performance

All periods ended April 30, 2010 (continued)

*	Class A and Class C shares commenced operations on March 1, 2006.
**	Investor and Service Class shares commenced operations on January 1, 2010. Institutional Class shares for FQ Global Alternatives Fund commenced operations on January 1, 2010.
#	Commencement of operations was March 30, 2006.

The performance data shown represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on published NAV as of April 30, 2010. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

Fixed-income funds are subject to the risks associated with investments in debt securities, such as default risk, fluctuations in debtor’s perceived ability to pay its creditors, and changing interest rate risk. An increase in interest rates typically cause the value of bonds and other fixed-income securities to fall.

[4]

Investments in foreign securities and currency instruments are subject to additional risks such as erratic market conditions, economic and political instability, and currency exchange rate fluctuations.

[5]

Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small and medium capitalization companies) when stocks of large-capitalization companies are out of favor. Although the Fund is managed to minimize taxable distributions, it may not be able to avoid taxable distributions.

[6]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[7]

Performance for the Citigroup 1-Month U.S. T-Bill Index reflects an inception date of March 31, 2006. The Citigroup 1-month Treasury T-Bill Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of one month. The Index reflects no deduction for fees, expenses, or taxes.

[8]	Class C Shares convert to an equal dollar value of Class A Shares at the end of the tenth year after purchase.
[9]

The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive and environmental conditions.

[10]

Obligations of certain government agencies are not backed by the full faith and credit of the U.S. Government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support. Additionally, debt securities of the U.S. Government may be affected by changing interest rates and subject to prepayment risk.

[11]

The Composite Index is comprised of 60% MSCI World Index and 40% Citigroup World Government Bond Index. The MSCI World Index is a free fl oat-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. As of June 2009 the MSCI World Index consisted of 23 developed country indices. The Citigroup World Government Bond Index is a market capitalization weighted index consisting of the government bond markets. Country eligibility is determined based on market capitalization and investability criteria. All issues have a remaining maturity of at least one year. The returns shown for the Composite Index reflect no deduction of fees, expenses, or taxes.

[12]

Because the Fund invests in exchange-traded funds (ETFs) which incur their own costs, investing in them could result in a higher cost to the investor. Additionally, the Fund will be indirectly exposed to all the risks of securities held by the ETFs.

[13]	The use of leverage in a Fund’s strategy can magnify relatively small market movements into relatively larger losses for the Fund.
[14]

The Fund may use derivative instruments for hedging purposes or as part of its investment strategy. There is a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative or that the counterparty may fail to honor its contract terms, causing a loss for the Fund. Use of these instruments may also involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, and the risk that a fund could not close out a position when it would be most advantageous to do so.

[15]

The Russell 3000® Index is composed of the 3,000 largest U.S. companies as measured by market capitalization, and represents about 98% of the U.S. stock market. Unlike the Fund, the Russell 3000® Index is unmanaged, is not available for investment, and does not incur expenses. The Russell 3000® Index is a trademark of Russell Investments. Russell® is a trademark of Russell Investments.

Not FDIC insured, nor bank guaranteed. May lose value.

3

Managers AMG FQ Tax-Managed U.S. Equity Fund

Fund Snapshots

April 30, 2010 (unaudited)

Portfolio Breakdown

Industry	FQ Tax-Managed U.S. Equity Fund**	Russell 3000® Index
Consumer Discretionary	21.3%	11.5%
Financials	21.2%	16.2%
Information Technology	16.4%	18.6%
Health Care	10.1%	11.9%
Industrials	7.5%	11.4%
Energy	6.8%	10.5%
Materials	4.8%	4.0%
Consumer Staples	4.5%	9.7%
Utilities	4.4%	3.6%
Telecommunication Services	2.8%	2.6%
Other Assets and Liabilities	0.2%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
DineEquity, Inc.	2.7%
International Business Machines Corp.*	2.7
Dillard’s, Inc., Class A	2.6
DIRECTV, Class A	2.4
Chevron Corp.*	2.4
JPMorgan Chase & Co.*	2.3
Walt Disney Co., The	2.2
Hewlett-Packard Co.*	2.1
Apple, Inc.*	2.0
tw telecom, inc.	1.8

Top Ten as a Group	23.2%

*	Top Ten Holding at October 31, 2009

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

Managers AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments

April 30, 2010 (unaudited)

	Shares		Value
Common Stocks - 99.8%
Consumer Discretionary - 21.3%
Destination Maternity Corp.*	1,400		$44,240
Dillard’s, Inc., Class A	46,600		1,308,528
DineEquity, Inc.*	33,700		1,386,081
DIRECTV, Class A*	33,800		1,224,574
Discovery Communications, Inc., Class C*	4,800		160,176
Domino’s Pizza, Inc.*	41,000		631,810
Group 1 Automotive, Inc.*	5,600	[2]	173,880
InterContinental Hotels Group PLC, ADR	36,000	[2]	633,240
Jarden Corp.	6,000		192,720
Knology, Inc.*	40,000		525,200
Liberty Global, Inc., Class A*	21,800		597,538
Liberty Media Corp., Interactive Group, Class A*	29,400		451,878
Mediacom Communications Corp.*	30,600		202,572
News Corp., Inc., Class A	24,000		370,080
Rent-A-Center, Inc.*	13,600		351,152
Target Corp.	2,000		113,740
Walt Disney Co., The	30,000		1,105,200
Washington Post Co., The	1,600		811,456
Wendy’s/Arby’s Group, Inc., Class A	101,900		541,089
West Marine, Inc.*	1,000	[2]	11,970
Total Consumer Discretionary			10,837,124
Consumer Staples - 4.5%
Alliance One International, Inc.*	15,800		80,422
American Italian Pasta Co.*	15,200		596,296
Central Garden & Pet Co., Class A*	34,400		355,352
CVS Caremark Corp.	3,800		140,334
Del Monte Foods Co.	16,800		250,992
Lancaster Colony Corp.	2,400		131,928
Prestige Brands Holdings, Inc.*	8,000		77,920
Procter & Gamble Co., The	5,600		348,096
Ralcorp Holdings, Inc.*	2,600		173,030
Reynolds American, Inc.	1,000		53,420
Wal-Mart Stores, Inc.	1,800		96,570
Total Consumer Staples			2,304,360
Energy - 6.8%
Chevron Corp.	15,000		1,221,600
CVR Energy, Inc.*	25,000		212,250
Exxon Mobil Corp.	5,600		379,960
Marathon Oil Corp.	400		12,860
Occidental Petroleum Corp.	3,600		319,176
Oil States International, Inc.*	14,600		705,326
XTO Energy, Inc.	12,600		598,752
Total Energy			3,449,924
Financials - 21.2%
American Financial Group, Inc.	6,400		188,352
Annaly Capital Management, Inc.	47,900		811,905
Aon Corp.	7,300		309,958
Arch Capital Group, Ltd.*	4,400		332,552
Banco Latinoamericano de Comercio Exterior S.A., ADR	11,200		158,591
Bank of New York Mellon Corp.	6,700		208,571
Bank of the Ozarks, Inc.	11,000		423,170
Banner Corp.	30,200		171,234
Berkshire Hathaway, Inc.*	1		115,325
Berkshire Hathaway, Inc., Class B*	487		37,499
Blackrock, Inc.	1,200		220,800
Cedar Shopping Centers, Inc.	2,200		17,512
Chubb Corp., The	1,600		84,592
Delphi Financial Group, Inc., Class A	4,600		126,500
Discover Financial Services	15,800		244,268
FBL Financial Group, Inc., Class A	6,800		175,712
FelCor Lodging Trust, Inc.*	25,600		207,616
Financial Institutions, Inc.	1,600		25,728
First American Corp.	15,500		535,835
First Cash Financial Services, Inc.*	5,200		114,712
First Citizens BancShares, Inc., Class A	400		82,400
Goldman Sachs Group, Inc.	3,600		522,720
JPMorgan Chase & Co.	27,500		1,170,950
Knight Capital Group, Inc., Class A*	13,400		208,370
Loews Corp.	4,000		148,960
National Bankshares, Inc.	1,000		27,090
Nelnet, Inc.	9,200		183,632
NewAlliance Bancshares, Inc.	35,600		463,868
Northrim Bancorp, Inc.	1,400		24,164
Platinum Underwriter Holdings, Ltd.	3,600		133,956
Potlatch, Corp.	24,600		921,516
Reinsurance Group of America, Inc.	2,600		134,238
Resource Capital Corp.	33,000		234,630
Santander BanCorp*	23,600		282,256
Southside Bancshares, Inc.	779		16,811
StanCorp Financial Group, Inc.	2,600		116,896
TD Ameritrade Holding Corp.*	9,800		196,196
Tompkins Financial Corp.	1,100		44,682

The accompanying notes are an integral part of these financial statements.

5

Managers AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Financials - 21.2% (continued)
Travelers Companies, Inc., The	6,200		$314,588
Trustco Bank Corp. NY	25,800	[2]	171,570
UMB Financial Corp.	10,800		454,896
UnumProvident Corp.	9,400		230,018
World Acceptance Corp.*	4,400		155,232
Total Financials			10,750,071
Health Care - 10.1%
Allergan, Inc.	1,000		63,690
Amedisys, Inc.*	2,600	[2]	149,708
American Medical Systems Holdings, Inc.*	6,800		121,856
Amgen, Inc.*	11,800		676,848
Atrion Corp.	400		56,712
Chemed Corp.	6,200		341,062
Gentiva Health Services, Inc.*	5,200		149,136
Invacare Corp.	13,400		354,162
Johnson & Johnson	5,250		337,575
Kensey Nash Corp.*	9,200		208,380
Laboratory Corp. of America Holdings*	6,000		471,420
Medical Action Industries, Inc.*	4,600		54,602
Medicis Pharmaceutical Corp., Class A	6,400		162,432
Orthofix International NV*	3,200		109,408
Par Pharmaceutical Co., Inc.*	11,000		298,540
Pfizer, Inc.	7,200		120,384
PSS World Medical, Inc.*	16,400		384,252
Sun Healthcare Group, Inc.*	12,800		114,432
Symmetry Medical, Inc.*	52,600		608,056
UnitedHealth Group, Inc.	1,000		30,310
Universal Health Services, Inc., Class B	8,000		296,960
Total Health Care			5,109,925
Industrials - 7.5%
A.O. Smith Corp.	2,200		113,586
Alaska Airgroup, Inc.*	5,800	[2]	240,178
Avis Budget Group, Inc.*	13,800		208,656
Chart Industries, Inc.*	5,400		124,146
Dollar Thrifty Automotive Group, Inc.*	8,800		387,112
EMCOR Group, Inc.*	12,098		345,519
EnerSys*	11,000		284,680
Esterline Technologies Corp.*	1,600		89,248
Gencorp, Inc.*	24,800		154,256
Hawaiian Holdings, Inc.*	56,200		399,020
KBR, Inc.	11,800		260,544
M&F Worldwide Corp.*	15,000		459,900
Powell Industries, Inc.*	3,400		114,172
Timken Co.	8,600		302,548
Trinity Industries, Inc.	7,400		184,186
Watts Water Technologies, Inc.	4,000		141,920
Total Industrials			3,809,671
Information Technology - 16.4%
Apple, Inc.*	3,900		1,018,368
Avnet, Inc.*	7,400		236,578
Benchmark Electronics, Inc.*	17,200		372,208
Cisco Systems, Inc.*	3,500		94,220
Convergys Corp.*	10,400		131,456
CPI International, Inc.*	8,200		110,126
Dell, Inc.*	21,900		354,342
EMC Corp.*	2,800		53,228
Fair Isaac Corp.	18,500		389,610
Google, Inc.*	1,300		683,072
Harris Corp.	5,400		277,992
Hewlett-Packard Co.	20,200		1,049,794
Intel Corp.	29,000		662,070
International Business Machines Corp.	10,600		1,367,400
JDA Software Group, Inc.*	4,662		134,732
Microsoft Corp.	17,600		537,504
NVE Corp.*	3,000		144,690
Sybase, Inc.*	3,000		130,140
Texas Instruments, Inc.	2,400		62,424
TIBCO Software, Inc.*	20,600		234,840
WebMD Health Corp.*	6,200	[2]	300,328
Total Information Technology			8,345,122
Materials - 4.8%
Boise, Inc.*	600		4,134
Crown Holdings, Inc.*	7,000		182,000
Graphic Packaging Holding Co.*	46,700		172,323
Huntsman Corp.	24,000		273,840
International Paper Co.	10,200		272,748
KapStone Paper and Packaging Corp.*	12,200		157,380
Stepan Co.	3,000		227,250
W.R. Grace & Co.*	18,200		525,798
Walter Industries, Inc.	3,200		258,592
Worthington Industries, Inc.	21,400		341,758
Total Materials			2,415,823
Telecommunication Services - 2.8%
AT&T, Inc.	10,800		281,448
tw telecom, inc.*	52,000	[2]	925,600
U.S. Cellular Corp.*	4,600		193,568
Verizon Communications, Inc.	200		5,778
Total Telecommunication Services			1,406,394

The accompanying notes are an integral part of these financial statements.

6

Managers AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities - 4.4%
Centerpoint Energy, Inc.	2,800	$40,208
Chesapeake Utilities Corp.	405	12,199
Constellation Energy Group, Inc.	13,200	466,620
El Paso Electric Co.*	24,200	514,250
Exelon Corp.	3,800	165,642
Southwest Gas Corp.	15,400	478,940
UGI Corp.	14,600	401,354
UniSource Energy Corp.	4,000	133,280
Total Utilities		2,212,493
Total Common Stocks (cost $39,915,794)		50,640,907
Short-Term Investments - 1.1%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.18%[3]	421,000	421,000
BNY Institutional Cash Reserves Fund, Series B*[3,4]	320,520	69,313
Dreyfus Cash Management Fund, Institutional Class Shares, 0.09%	68,312	68,312
Total Short-Term Investments
(cost $809,832)		558,625
Total Investments - 100.9%
(cost $40,725,626)		51,199,532
Other Assets, less Liabilities - (0.9)%		(484,152)
Net Assets - 100.0%		$50,715,380

Note: Based on the approximate cost of investments of $40,725,626 for Federal income tax purposes at April 30, 2010, the aggregate gross unrealized appreciation and depreciation were $11,056,336 and $582,430, respectively, resulting in net unrealized appreciation of investments of $10,473,906.

*	Non-income-producing securities.
1	Yield shown for each investment company below represents the April 30, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
2	Some or all of these shares, amounting to a market value of $700,278, or 1.4% of net assets, were out on loan to various brokers.
3	Collateral received from brokers for securities lending was invested in these short-term investments.
4	On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

Investments Definitions and Abbreviations:

ADR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada.

The accompanying notes are an integral part of these financial statements.

7

Managers AMG FQ U.S. Equity Fund

Fund Snapshots

April 30, 2010 (unaudited)

Portfolio Breakdown

Industry	FQ U.S. Equity Fund**	Russell 3000® Index
Information Technology	19.2%	18.6%
Financials	15.2%	16.2%
Health Care	12.0%	11.9%
Consumer Discretionary	11.2%	11.5%
Industrials	9.9%	11.4%
Consumer Staples	9.6%	9.7%
Energy	8.9%	10.5%
Materials	5.2%	4.0%
Utilities	4.9%	3.6%
Telecommunication Services	3.1%	2.6%
Other Assets and Liabilities	0.8%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
Exxon Mobil Corp.*	2.8%
International Business Machines Corp.*	2.0
JPMorgan Chase & Co.*	2.0
Chevron Corp.*	2.0
Intel Corp.	1.7
Google, Inc.*	1.6
Hewlett-Packard Co.	1.4
ConocoPhillips Co.	1.4
Microsoft Corp.*	1.3
Comcast Corp., Class A	1.2

Top Ten as a Group	17.4%

*	Top Ten Holding at October 31, 2009

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

8

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments

April 30, 2010 (unaudited)

	Shares		Value
Common Stocks - 99.2%
Consumer Discretionary - 11.2%
Big 5 Sporting Goods Corp.	4,400		$74,580
Cablevision Systems Corp., Class A	14,000		384,160
Career Education Corp.*	9,200		269,284
Comcast Corp., Class A	33,400		659,316
Cooper Tire & Rubber Co.	17,000		360,740
Dillard’s, Inc., Class A	4,600		129,168
Discovery Communications, Inc., Class C*	7,200		240,264
DIRECTV, Class A*	14,000		507,220
DSW, Inc.*	3,200	[2]	96,640
Ford Motor Co.*	44,400	[2]	578,088
Gap, Inc., The	14,600		361,058
Liberty Media Corp., Interactive Group, Class A*	22,000		338,140
Lithia Motors, Inc., Class A*	14,600		116,508
Mattel, Inc.	9,800		225,890
News Corp., Inc., Class A	1,400		21,588
Ross Stores, Inc.	5,600		313,600
Sally Beauty Holdings, Inc.*	15,400		147,070
Signet Jewelers, Ltd.	3,600		115,272
Steak n Shake Co., The*	200		78,250
Target Corp.	6,000		341,220
TJX Cos., Inc., The	8,000		370,720
Tupperware Brands Corp.	3,200		163,424
UniFirst Corp.	2,400		117,288
Total Consumer Discretionary			6,009,488
Consumer Staples - 9.6%
American Italian Pasta Co.*	9,400		368,762
Boston Beer Co., Inc.*	1,200		68,412
Central Garden & Pet Co., Class A*	32,800		338,824
Coca-Cola Co., The	4,000		213,800
Colgate-Palmolive Co.	5,800		487,780
Corn Products International, Inc.	9,400		338,400
Del Monte Foods Co.	25,400		379,476
Herbalife, Ltd.	7,800		376,350
Hershey Foods Corp.	3,100		145,731
Kimberly-Clark Corp.	5,800		355,308
PepsiCo, Inc.	800		52,176
Philip Morris International, Inc.	2,600		127,608
Procter & Gamble Co., The	10,600		658,896
Reynolds American, Inc.	4,200		224,364
Safeway, Inc.	10,500		247,800
Sanderson Farms, Inc.	2,600		147,342
Tyson Foods, Inc., Class A	19,800		387,882
Wal-Mart Stores, Inc.	4,000		214,600
Total Consumer Staples			5,133,511
Energy - 8.9%
Cal Dive International, Inc.*	20,200		132,512
Chevron Corp.	12,800		1,042,432
ConocoPhillips Co.	12,600		745,794
CVR Energy, Inc.*	13,000		110,370
Exxon Mobil Corp.	22,000		1,492,700
Geokinetics, Inc.*	8,800		76,912
Hess Corp.	1,200		76,260
Marathon Oil Corp.	9,000		289,350
Occidental Petroleum Corp.	3,800		336,908
T-3 Energy Services, Inc.*	2,000		59,500
Tetra Technologies, Inc.*	5,200		63,908
Williams Cos., Inc.	13,000		306,930
Total Energy			4,733,576
Financials - 15.2%
Aflac, Inc.	6,000		305,760
Advance America, Cash Advance Centers, Inc.	15,600		89,232
American Express Co.	2,400		110,688
American Financial Group, Inc.	11,200		329,616
Annaly Capital Management, Inc.	21,000		355,950
Arch Capital Group, Ltd.*	3,400		256,972
Bank of America Corp.	21,200		377,996
Bank of New York Mellon Corp.	5,600		174,328
Blackrock, Inc.	1,600		294,400
Cash America International, Inc.	1,200		44,472
Chubb Corp., The	5,200		274,924
Community Bank System, Inc.	3,400		83,878
Dime Community Bancshares	7,200		91,800
FBL Financial Group, Inc., Class A	1,800		46,512
Flushing Financial Corp.	5,200		70,772
Franklin Resources, Inc.	3,000		346,920
Goldman Sachs Group, Inc.	3,800		551,760
Hudson City Bancorp, Inc.	26,200		348,460
JPMorgan Chase & Co.	24,600		1,047,468
Life Partners Holdings, Inc.	1,600	[2]	36,960
Loews Corp.	9,600		357,504
MFA Financial, Inc.	26,000		184,860
NASB Financial, Inc.	1,400		34,636
Oriental Financial Group, Inc.	20,600		344,432
PartnerRe, Ltd.	800		62,064
PNC Financial Services Group, Inc., The	7,600		510,796

The accompanying notes are an integral part of these financial statements.

9

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Financials - 15.2% (continued)
Prosperity Bancshares, Inc.	2,800		$109,816
Reinsurance Group of America, Inc.	3,200		165,216
Republic Bancorp, Inc., Class A	2,400		57,960
Santander BanCorp*	8,700		104,052
Travelers Companies, Inc., The	9,200		466,808
Wells Fargo & Co.	9,600		317,856
World Acceptance Corp.*	4,400	[2]	155,232
Total Financials			8,110,100
Health Care - 12.0%
American Medical Systems Holdings, Inc.*	8,200		146,944
Amgen, Inc.*	10,000		573,600
Baxter International, Inc.	1,000		47,220
Bristol-Myers Squibb Co.	19,600		495,684
Cantel Medical Corp.	16,200		323,352
Cardinal Health, Inc.	10,400		360,776
Cyberonics, Inc.*	3,200		62,496
Emergency Medical Services Corp., Class A*	6,400		338,432
HealthSouth Corp.*	17,400		356,004
Hi-Tech Pharmacal Co., Inc.*	14,400		350,352
Invacare Corp.	2,400		63,432
Johnson & Johnson	7,400		475,820
Matrixx Initiatives, Inc.*	11,800		60,416
Medco Health Solutions, Inc.*	5,600		329,952
Medical Action Industries, Inc.*	2,200		26,114
Merck & Co., Inc.	4,000		140,160
Odyssey HealthCare, Inc.*	9,800		204,134
Orthofix International NV*	1,800		61,542
PDL BioPharma, Inc.	40,000		232,800
Pfizer, Inc.	14,600		244,112
Providence Service Corp.*	4,600		76,406
Quidel Corp.*	2,000		29,480
Sirona Dental Systems, Inc.*	9,400		391,886
Steris Corp.	11,400		379,392
Symmetry Medical, Inc.*	17,200		198,832
UnitedHealth Group, Inc.	13,800		418,278
Total Health Care			6,387,616
Industrials - 9.9%
Acco Brands Corp.*	16,000		146,080
Alaska Airgroup, Inc.*	9,000		372,690
A.O. Smith Corp.	4,200		216,846
Apogee Enterprises, Inc.	7,200		98,928
Boeing Co., The	8,000		579,440
Chart Industries, Inc.*	5,600		128,744
Copa Holdings, S.A., Class A*	3,000		170,040
Dollar Thrifty Automotive Group, Inc.*	11,000		483,890
EnerSys*	12,000		310,560
Gencorp, Inc.*	31,600		196,552
General Electric Co.	26,200		494,132
Graham Corp.	2,400		42,840
Hawaiian Holdings, Inc.*	23,600		167,560
Hubbell, Inc.	7,000		325,290
International Shipholding Corp.	2,200		66,748
M&F Worldwide Corp.*	5,200		159,432
NACCO Industries, Inc., Class A	400		34,776
Oshkosh Truck Corp.*	2,600		100,412
Powell Industries, Inc.*	2,600		87,308
Raytheon Co.	5,000		291,500
Regal-Beloit Corp.	5,200		329,004
R.R. Donnelley & Sons Co.	12,600		270,774
Shaw Group, Inc., The*	3,600		137,808
Sterling Construction, Inc.*	2,400		42,000
Total Industrials			5,253,354
Information Technology - 19.2%
Acxiom Corp.	7,000		133,560
Amdocs, Ltd.*	5,400		172,476
Anixter International, Inc.*	5,400		282,960
Apple, Inc.*	2,400		626,688
Arris Group, Inc.*	26,400		324,456
Checkpoint Systems, Inc.*	1,600		36,144
Cisco Systems, Inc.*	11,800		317,656
CSG Systems International, Inc.*	5,600		127,232
DST Systems, Inc.	2,800		118,860
EarthLink, Inc.	34,000		306,680
eBay, Inc.*	13,400		319,054
Google, Inc.*	1,600		840,704
Hewlett-Packard Co.	14,600		758,762
Intel Corp.	38,800		885,804
InterDigital, Inc.*	13,800		381,846
International Business Machines Corp.	8,400		1,083,600
Manhattan Associates, Inc.*	1,000		28,660
ManTech International Corp., Class A*	1,400		63,042
Marvell Technology Group, Ltd.*	17,400		359,310
Microsoft Corp.	23,200		708,528
Net 1 UEPS Technologies, Inc.*	5,800		95,120
Oracle Corp.	11,000		284,240
Radiant Systems, Inc.*	8,600		121,002
Seagate Technology, Inc.*	19,400		356,378
Texas Instruments, Inc.	6,200		161,262
Unisys Corp.*	8,600		240,972

The accompanying notes are an integral part of these financial statements.

10

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 19.2% (continued)
VeriFone Holdings, Inc.*	8,200	$156,046
Visa, Inc., Class A	1,900	171,437
Vishay Intertechnology, Inc.*	19,000	197,790
Western Digital Corp.*	8,200	336,938
Xerox Corp.	22,400	244,160
Total Information Technology		10,241,367
Materials - 5.2%
Crown Holdings, Inc.*	4,200	109,200
Cytec Industries, Inc.	4,200	201,852
Freeport McMoRan Copper & Gold, Inc., Class B	3,800	287,014
P.H. Glatfelter Co.	8,200	120,458
Innophos Holdings, Inc.	5,400	153,846
International Paper Co.	13,600	363,664
KapStone Paper and Packaging Corp.*	7,600	98,040
Lubrizol Corp.	4,600	415,564
Omnova Solutions, Inc.*	15,800	120,870
Southern Copper Corp.	4,000	122,320
Stepan Co.	4,200	318,150
Walter Industries, Inc.	4,400	355,564
W.R. Grace & Co.*	4,400	127,116
Total Materials		2,793,658
Telecommunication Services - 3.1%
AT&T, Inc.	25,100	654,106
Qwest Communications International, Inc.	46,000	240,580
Telephone & Data Systems, Inc.	10,400	360,464
Verizon Communications, Inc.	13,400	387,126
Total Telecommunication Services		1,642,276
Utilities - 4.9%
Avista Corp.	5,200	112,476
Constellation Energy Group, Inc.	9,400	332,290
El Paso Electric Co.*	5,000	106,250
Energen Corp.	7,400	361,638
Entergy Corp.	2,200	178,838
Exelon Corp.	3,400	148,206
FPL Group, Inc.	1,800	93,690
NV Energy, Inc.	27,400	342,226
Oneok, Inc.	5,400	265,356
Public Service Enterprise Group, Inc.	6,800	218,484
Southwest Gas Corp.	1,400	43,540
UGI Corp.	3,600	98,964
UniSource Energy Corp.	9,200	306,544
Total Utilities		2,608,502
Total Common Stocks (cost $48,438,790)		52,913,448
Short-Term Investments - 1.5%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.18%[3]	231,000	231,000
BNY Institutional Cash Reserves Fund, Series B*[3,4]	201,100	43,488
Dreyfus Cash Management Fund, Institutional Class Shares, 0.09%	542,862	542,862
Total Short-Term Investments (cost $974,963)		817,350
Total Investments - 100.7% (cost $49,413,753)		53,730,798
Other Assets, less Liabilities - (0.7)%		(405,389)
Net Assets - 100.0%		$53,325,409

Note: Based on the approximate cost of investments of $50,828,122 for Federal income tax purposes at April 30, 2010, the aggregate gross unrealized appreciation and depreciation were $5,051,299 and $2,148,623, respectively, resulting in net unrealized appreciation of investments of $2,902,676.

*	Non-income producing securities.
[1]

Yield shown for each investment company below represents the April 30, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares, amounting to a market value of $406,269 or 0.8% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in these short-term investments.
[4]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

The accompanying notes are an integral part of these financial statements.

11

Managers AMG FQ Funds

Statements of Assets and Liabilities

April 30, 2010 (unaudited)

	FQ Tax-Managed U.S. Equity	FQ U.S. Equity
Assets:
Investments at value (including securities on loan valued at $700,278 and $406,269, respectively)*	$51,199,532	$53,730,798
Cash collateral for futures	—	77,000
Receivable for investments sold	362,169	—
Receivable for Fund shares sold	8,351	9,210
Dividends and other receivables	20,555	44,555
Receivable from affiliate	8,350	4,720
Prepaid expenses	23,709	26,694
Total assets	51,622,666	53,892,977
Liabilities:
Payable upon return of securities loaned	741,520	432,100
Payable for Fund shares repurchased	75,611	45,896
Payable for variation margin on futures	—	5,475
Accrued expenses:
Investment management and advisory fees	36,150	15,482
Administrative fees	—	11,058
Distribution fees Class A	1,342	4,027
Distribution fees Class C	2,976	624
Professional fees	22,035	23,244
Custodian fees	7,070	10,771
Other	20,582	18,891
Total liabilities	907,286	567,568
Net Assets	$50,715,380	$53,325,409
Net Assets Represent:
Paid-in capital	$85,909,191	$71,388,231
Undistributed net investment income	95,942	147,261
Accumulated net realized loss from investments and futures contracts	(45,763,659)	(22,535,887)
Net unrealized appreciation of investments and futures contracts	10,473,906	4,325,804
Net Assets	$50,715,380	$53,325,409
Class A Shares - Net Assets	$6,391,085	$19,303,959
Shares outstanding	526,812	1,902,818
Net asset value, offering and redemption price per share	$12.13	$10.14
Offering price per share based on a maximum sales charge of 5.75% (Net asset value per share/(100% - maximum sales charge))	$12.87	$10.76
Class C Shares - Net Assets	$3,552,902	$733,076
Shares outstanding	298,063	72,657
Net asset value, offering and redemption price per share	$11.92	$10.09
Institutional Class Shares - Net Assets	$40,771,393	$33,288,374
Shares outstanding	3,375,762	3,263,561
Net asset value, offering and redemption price per share	$12.08	$10.20
* Investments at cost	$40,725,626	$49,413,753

The accompanying notes are an integral part of these financial statements.

12

Managers AMG FQ Global Alternatives Fund

Statement of Net Assets

April 30, 2010 (unaudited)

	Principal Amount	Value
Assets:
Investments in Securities - 99.2%
U.S. Government Obligations - 7.9%[1,2]
U.S. Treasury Bills, 0.120%, 05/06/10	$900,000	$899,990
U.S. Treasury Bills, 0.160%, 07/29/10	10,225,000	10,221,043
U.S. Treasury Bills, 0.160%, 08/05/10	5,480,000	5,477,709
U.S. Treasury Bills, 0.170%, 08/19/10	1,000,000	999,469
U.S. Treasury Bills, 0.180%, 08/26/10	1,000,000	999,403
U.S. Treasury Bills, 0.180%, 09/02/10	1,000,000	999,373
U.S. Treasury Bills, 0.190%, 09/09/10	2,000,000	1,998,660
U.S. Treasury Bills, 0.190%, 09/23/10	1,500,000	1,498,838
U.S. Treasury Bills, 0.190%, 10/07/10	2,000,000	1,998,282
U.S. Treasury Bills, 0.230%, 10/28/10	1,000,000	998,838

Total U.S. Government Obligations (cost $26,091,381)		26,091,605
Exchange Traded Fund - 18.8%	Shares
S&P 500 SPDR Trust Series I (cost $47,590,608)	519,370	61,732,318
Short-Term Investments - 72.5%[3]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.09%[4]	120,043,862	120,043,862
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.12%	118,082,942	118,082,942

Total Short-Term Investments (cost $238,126,804)		238,126,804
Total Investments in Securities (cost $311,808,793)		325,950,727
Cash		971,995
Foreign currency (cost $33,934)		21,962
Unrealized gains on forward foreign currency contracts		6,683,474
Receivable for Fund shares sold		4,026,605
Receivable for variation margin on futures contracts		5,399,244
Receivable from affiliate		179,829
Interest and other receivables		19,410
Prepaid expenses		57,602
Total assets		343,310,848
Liabilities:
Payable for Fund shares repurchased		1,479,211
Unrealized losses on forward foreign currency contracts		4,847,470
Payable for variation margin on futures contracts		7,582,036
Accrued expenses:
Investment management and advisory fees		447,563
Administrative fees		65,818
Distribution fees Class A		57,353
Distribution fees Class C		26,661
Professional fees		37,261
Other		77,569
Total liabilities		14,620,942
Net Assets		$328,689,906

The accompanying notes are an integral part of these financial statements.

13

Managers AMG FQ Global Alternatives Fund

Statement of Net Assets (continued)

Value
Net Assets Represent:
Paid-in capital	$324,096,867
Undistributed net investment loss	(3,647,404)
Accumulated net realized gain from investments, futures and foreign currency transactions	3,061,459
Net unrealized appreciation of investments, futures and foreign currency translations	5,178,984
Net Assets	$328,689,906
Class A Shares - Net Assets	$285,365,693
Shares outstanding	28,069,307
Net asset value and redemption price per share	$10.17
Offering price per share based on a maximum sales charge of 5.75% (Net asset value per share/(100% - maximum sales charge))	$10.79
Class C Shares - Net Assets	$32,329,668
Shares outstanding	3,252,410
Net asset value and redemption price per share	$9.94
Service Shares - Net Assets	$109,785
Shares outstanding	10,778
Net asset value and redemption price per share	$10.19
Institutional Shares - Net Assets	$10,884,760
Shares outstanding	1,069,201
Net asset value and redemption price per share	$10.18

Note: Based on the approximate cost of investments of $311,808,793 for Federal income tax purposes at April 30, 2010, the aggregate gross unrealized appreciation and depreciation were $14,142,617 and $683, respectively, resulting in net unrealized appreciation of investments of $14,141,934.

[1]	Securities held as collateral for futures contracts, amounting to a market value of $26,091,605, or 7.9% of net assets.
[2]	Yield shown represents yield to maturity at April 30, 2010.
[3]

Yield shown for each investment company listed below represents April 30, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[4]	A portion of this investment is held in a segregated account as collateral for forward currency contracts, amounting to a market value of $4,830,000, or 1.5% of net assets.

The accompanying notes are an integral part of these financial statements.

14

Managers AMG FQ Global Essentials Fund

Statement of Net Assets

April 30, 2010 (unaudited)

	Principal Amount	Value
Assets:
Investments in Securities - 114.5%
U.S. Government Obligations - 10.9%
U.S. Treasury Bills, 0.150%, 07/08/10[1,2] (cost $8,997,492)	$9,000,000	$8,997,660
Exchange Traded Funds - 48.4%	Shares
iShares Barclays TIPS Bond[3]	165,689	17,572,975
Jefferies TR/J CRB Global Commodity Equity Index	116,494	4,858,965
Market Vectors, Gold Miners[3]	86,044	4,347,803
Market Vectors, Hard Assets Producers[3]	145,035	4,845,620
SPDR DB International Government Inflation-Protected Bond	74,421	4,121,435
Vanguard REIT	79,240	4,144,252

Total Exchange Traded Funds (cost $38,826,258)		39,891,050
Short-Term Investments - 55.2%[4]
BNY Institutional Cash Reserves Fund, Series A, 0.07%[5]	11,753,000	11,753,000
BNY Institutional Cash Reserves Fund, Series B*5, [6]	103,687	22,422
Dreyfus Cash Management Fund, Institutional Class Shares, 0.09%	8,626,535	8,626,535
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.12%	25,013,506	25,013,506

Total Short-Term Investments (cost $45,496,728)		45,415,463
Total Investments (cost $93,320,478)		94,304,173
Cash		59
Receivable for Fund shares sold		111,423
Receivable from affiliate		5,559
Interest and other receivables		42,802
Receivable for variation margin on futures contracts		366,340
Prepaid expenses		30,643
Total assets		94,860,999
Liabilities:
Payable for foreign currency		647
Payable for Fund shares repurchased		82,609
Payable upon return of securities loaned		11,856,687
Payable for variation margin on futures contracts		456,086
Accrued expenses:
Investment management and advisory fees		40,479
Administrative fees		16,867
Distribution fees Investor Class		47
Professional fees		28,407
Other		28,719
Total liabilities		12,510,548
Net Assets		$82,350,451

The accompanying notes are an integral part of these financial statements.

15

Managers AMG FQ Global Essentials Fund

Statement of Net Assets (continued)

Value
Net Assets Represent:
Paid-in capital	$145,527,225
Undistributed net investment loss	(18,954)
Accumulated net realized loss from investments, futures and foreign currency transactions	(64,939,160)
Net unrealized appreciation of investments, futures and foreign currency translations	1,781,340
Net Assets	$82,350,451
Investor Shares - Net Assets	$519,322
Shares outstanding	43,799
Net asset value and redemption price per share	$11.86
Service Shares - Net Assets	$50,582
Shares outstanding	4,261
Net asset value and redemption price per share	$11.87
Institutional Shares - Net Assets	$81,780,547
Shares outstanding	6,890,934
Net asset value and redemption price per share	$11.87

Note: Based on the approximate cost of investments of $93,320,478 for Federal income tax purposes at April 30, 2010, the aggregate gross unrealized appreciation and depreciation were $1,356,574 and $372,879, respectively, resulting in net unrealized appreciation of investments of $983,695.

*	Non-income-producing securities.
[1]	Security held as collateral for futures contracts, amounting to a market value of $8,997,660, or 10.9% of net assets.
[2]	Yield shown represents yield to maturity at April 30, 2010.
[3]	Some or all of these shares, amounting to a market value of $11,608,347, or 14.1% of net assets, were out on loan to various brokers.
[4]

Yield shown for each investment company listed below represents April 30, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[5]	Collateral received from brokers for securities lending was invested in these short-term investments.
[6]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

The accompanying notes are an integral part of these financial statements.

16

Managers AMG FQ Funds

Statements of Operations

For the six months ended April 30, 2010 (unaudited)

	FQ Tax-Managed U.S. Equity	FQ U.S. Equity	FQ Global Alternatives	FQ Global Essentials
Investment Income:
Dividend income	$359,972	$577,028	$611,390	$191,225
Interest income	—	—	1,489	180,046
Securities lending fees	17,292	1,081	—	5,697
Foreign withholding tax	—	(224)	—	(151)
Total investment income	377,264	577,885	612,879	376,817
Expenses:
Investment management and advisory fees	216,867	91,726	2,303,941	243,702
Administrative fees	—	65,518	338,815	101,543
Distribution fees Class A	8,339	24,379	297,454	—
Distribution fees Class C	18,767	3,828	154,669	—
Distribution fees Investor Class	—	—	—	49
Registration fees	24,690	21,506	41,158	22,964
Transfer agent	20,962	22,844	224,943	21,057
Professional fees	19,002	19,406	49,544	29,174
Custodian	12,232	11,785	20,329	5,699
Reports to shareholders	6,393	5,305	27,892	5,371
Trustees fees and expenses	2,510	2,240	12,322	4,016
Interest expense on futures	—	—	8,265	—
Miscellaneous	2,685	2,398	7,810	2,976
Total expenses before offsets	332,447	270,935	3,487,142	436,551
Fee waivers	—	—	(35,256)	(6,783)
Expense reimbursements	(52,662)	(35,434)	(780,509)	(34,323)
Expense reductions	(44)	(45)	(225)	(70)
Net expenses	279,741	235,456	2,671,152	395,375
Net investment income (loss)	97,523	342,429	(2,058,273)	(18,558)
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	4,376,608	3,281,474	98	452,765
Net realized gain on futures contracts	—	27,964	10,367,479	2,320,028
Net realized gain (loss) on foreign currency transactions	—	—	3,086,686	(45,366)
Net unrealized appreciation of investments	5,477,434	3,707,079	6,963,446	895,821
Net unrealized appreciation (depreciation) of futures contracts	—	11,975	(13,825,579)	2,052,899
Net unrealized appreciation (depreciation) of foreign currency translations	—	—	231,359	(4,641)
Net realized and unrealized gain	9,854,042	7,028,492	6,823,489	5,671,506
Net Increase in Net Assets Resulting from Operations	$9,951,565	$7,370,921	$4,765,216	$5,652,948

The accompanying notes are an integral part of these financial statements.

17

Managers AMG FQ Funds

Statements of Changes in Net Assets

For the six months ended April 30, 2010 (unaudited) and for the fiscal year ended October 31, 2009

	FQ Tax-Managed U.S. Equity		FQ U.S. Equity
	2010	2009	2010	2009
Increase (Decrease) in Net Assets
From Operations:
Net investment income	$97,523	$294,214	$342,429	$736,869
Net realized gain (loss) on investments, futures, foreign currency contracts and transactions	4,376,608	(22,958,298)	3,309,438	(15,744,818)
Net unrealized appreciation of investments, futures, foreign currency contracts and translations	5,477,434	21,787,050	3,719,054	16,655,080
Net increase (decrease) in net assets resulting from operations	9,951,565	(877,034)	7,370,921	1,647,131
Distributions to Shareholders:
From net investment income	(125,566)	(842,465)	(698,054)	(912,255)
From Capital Share Transactions:
Proceeds from the sale of shares	879,654	7,327,541	1,582,939	5,551,496
Reinvestment of dividends and distributions	119,516	744,847	689,807	890,957
Cost of shares repurchased	(11,164,271)	(26,207,210)	(6,222,802)	(15,833,671)
Net decrease from capital share transactions	(10,165,101)	(18,134,822)	(3,950,056)	(9,391,218)
Total increase (decrease) in net assets	(339,102)	(19,854,321)	2,722,811	(8,656,342)
Net Assets:
Beginning of period	51,054,482	70,908,803	50,602,598	59,258,940
End of period	$50,715,380	$51,054,482	$53,325,409	$50,602,598
End of period undistributed net investment income	$95,942	$123,985	$147,261	$502,886

Share Transactions:
Sale of shares	80,454	845,794	161,679	723,380
Reinvested shares	10,914	85,675	71,238	116,028
Shares repurchased	(1,007,055)	(2,927,306)	(638,653)	(2,040,442)
Net decrease in shares	(915,687)	(1,995,837)	(405,736)	(1,201,034)

The accompanying notes are an integral part of these financial statements.

18

Managers AMG FQ Funds

Statements of Changes in Net Assets

For the six months ended April 30, 2010 (unaudited) and for the fiscal year ended October 31, 2009

	FQ Global Alternatives		FQ Global Essentials
	2010	2009	2010	2009
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,058,273)	$(1,866,470)	$(18,558)	$3,451,048
Net realized gain (loss) on investments, futures and foreign currency transactions	13,454,263	(13,596,224)	2,727,427	(15,937,043)
Net unrealized appreciation (depreciation) of investments, futures and foreign currency translations	(6,630,774)	11,522,684	2,944,079	24,499,293
Net increase (decrease) in net assets resulting from operations	4,765,216	(3,940,010)	5,652,948	12,013,298
Distributions to Shareholders:
From net investment income	—	(11,141,269)	(710,852)	(3,637,680)
From Capital Share Transactions:
Proceeds from the sale of shares[1]	145,944,470	281,611,581	3,746,179	5,118,790
Reinvestment of dividends and distributions	—	7,669,693	692,639	3,606,451
Cost of shares repurchased	(58,240,015)	(139,340,041)	(7,614,891)	(14,854,983)
Net increase (decrease) from capital share transactions	87,704,455	149,941,233	(3,176,073)	(6,129,742)
Total increase in net assets	92,469,671	134,859,954	1,766,023	2,245,876
Net Assets:
Beginning of period	236,220,235	101,360,281	80,584,428	78,338,552
End of period	$328,689,906	$236,220,235	$82,350,451	$80,584,428
End of period undistributed net investment income (loss)	$(3,647,404)	$(1,589,131)	$(18,954)	$710,456

Share Transactions:
Sale of shares	14,395,543	28,043,294	320,113	465,056
Reinvested shares	—	771,498	60,763	398,063
Shares repurchased	(5,768,152)	(14,277,061)	(660,894)	(1,621,368)
Net increase (decrease) in shares	8,627,391	14,537,731	(280,018)	(758,249)

[1]	For the six months ended April 30, 2010, the proceeds from the sale of shares for FQ Global Essentials includes the receipt of a market timing settlement of $29,156.

The accompanying notes are an integral part of these financial statements.

19

Managers AMG FQ Tax-Managed U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2010	For the fiscal year ended October 31,
Institutional Class Shares	(unaudited)	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.98	$9.99	$16.80	$13.93	$11.89	$9.94
Income from Investment Operations:
Net investment income	0.03	0.07	0.13	0.06	0.03	0.01
Net realized and unrealized gain (loss) on investments	2.10	0.07	(6.87)	2.82	2.03	2.04
Total from investment operations	2.13	0.14	(6.74)	2.88	2.06	2.05
Less Distributions to Shareholders from:
Net investment income	(0.03)	(0.15)	(0.07)	(0.01)	(0.02)	(0.10)
Net Asset Value, End of Period	$12.08	$9.98	$9.99	$16.80	$13.93	$11.89
Total Return[1]	21.41%[3]	1.65%	(40.26)%	20.68%	17.37%	20.75%
Ratio of net expenses to average net assets	0.99%[4]	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets[1]	0.48%[4]	0.69%	0.92%	0.37%	0.23%	0.04%
Portfolio turnover	32%[3]	147%	136%	65%	98%	105%
Net assets at end of period (000’s omitted)	$40,771	$39,366	$48,882	$95,510	$82,975	$55,377

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.20%[4]	1.18%	1.03%	1.07%	1.11%	1.21%
Ratio of net investment income (loss) to average net assets	0.27%[4]	0.50%	0.88%	0.29%	0.12%	(0.17)%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements, fee waivers and expense reductions such as brokerage credits, but include non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Not annualized.
[4]	Annualized.

20

Managers AMG FQ Tax-Managed U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2010 (unaudited)	For the fiscal year ended October 31,			For the fiscal period ended October 31, 2006 *
Class A Shares		2009	2008	2007
Net Asset Value, Beginning of Period	$10.01	$9.99	$16.75	$13.91	$13.01
Income from Investment Operations:
Net investment income	0.04	0.09	0.10	0.02	0.00 [5]
Net realized and unrealized gain (loss) on investments	2.08	0.04	(6.81)	2.82	0.90
Total from investment operations	2.12	0.13	(6.71)	2.84	0.90
Less Distributions to Shareholders from:
Net investment income	—	(0.11)	(0.05)	—	—
Net Asset Value, End of Period	$12.13	$10.01	$9.99	$16.75	$13.91
Total Return[1]	21.18%[3]	1.53%	(40.15)%[6]	20.42%	6.92%[3]
Ratio of net expenses to average net assets	1.24%[4]	1.24%	1.24%	1.24%	1.24%[4]
Ratio of net investment income (loss) to average net assets[1]	0.25%[4]	0.45%	0.67%	0.30%	(0.11)%[4]
Portfolio turnover	32%[3]	147%	136%	65%	98%[3]
Net assets at end of period (000’s omitted)	$6,391	$7,175	$15,334	$23,803	$574
Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.45%[4]	1.43%	1.28%	1.32%	1.40%[4]
Ratio of net investment income (loss) to average net assets	0.04%[4]	0.26%	0.63%	0.22%	(0.27)%[4]

	For the six months ended April 30, 2010 (unaudited)	For the fiscal year ended October 31,			For the fiscal period ended October 31, 2006 *
Class C Shares		2009	2008	2007
Net Asset Value, Beginning of Period	$9.87	$9.82	$16.53	$13.83	$13.01
Income from Investment Operations:
Net investment income (loss)	(0.04)	(0.03)	(0.02)	0.00 [5]	(0.03)
Net realized and unrealized gain (loss) on investments	2.09	0.09	(6.69)	2.70	0.85
Total from investment operations	2.05	0.06	(6.71)	2.70	0.82
Less Distributions to Shareholders from:
Net investment income	—	(0.01)	—	—	—
Net Asset Value, End of Period	$11.92	$9.87	$9.82	$16.53	$13.83
Total Return[1]	20.77%[3]	0.66%	(40.56)%	19.52%[6]	6.30%[3]
Ratio of net expenses to average net assets	1.99%[4]	1.99%	1.99%	1.99%	1.99%[4]
Ratio of net investment loss to average net assets[1]	(0.49)%[4]	(0.31)%	(0.09)%	(0.36)%	(0.91)%[4]
Portfolio turnover	32%[3]	147%	136%	65%	98%[3]
Net assets at end of period (000’s omitted)	$3,553	$4,513	$6,693	$9,490	$941

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	2.19%[4]	2.18%	2.03%	2.07%	2.15%[4]
Ratio of net investment loss to average net assets	(0.68)%[4]	(0.50)%	(0.13)%	(0.44)%	(1.06)%[4]

*	Class A and Class C shares commenced operations on March 1, 2006. (See Notes to Financial Statements.)
1	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
2	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)
3	Not annualized.
4	Annualized.
5	Rounds to less than $0.01.
6	The Total Return is based on the Financial Statement Net Asset Value as shown above.

21

Managers AMG FQ U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2010	For the fiscal year ended October 31,

Institutional Class Shares	(unaudited)	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$8.99	$8.68	$15.49	$14.90	$12.93	$11.62
Income from Investment Operations:
Net investment income	0.07	0.14	0.19	0.15	0.17	0.20
Net realized and unrealized gain (loss) on investments	1.28	0.32	(5.23)	2.11	2.49	1.26
Total from investment operations	1.35	0.46	(5.04)	2.26	2.66	1.46
Less Distributions to Shareholders from:
Net investment income	(0.14)	(0.15)	(0.16)	(0.16)	(0.18)	(0.15)
Net realized gain on investments	—	—	(1.61)	(1.51)	(0.51)	—
Total distributions to shareholders	(0.14)	(0.15)	(1.77)	(1.67)	(0.69)	(0.15)
Net Asset Value, End of Period	$10.20	$8.99	$8.68	$15.49	$14.90	$12.93
Total Return[1]	15.06%[3]	5.56%	(36.43)%	16.54%	21.44%	12.64%
Ratio of net expenses to average net assets	0.79%[4]	0.79%	0.79%	0.79%	0.79%	0.85%
Ratio of net investment income to average net assets[1]	1.42%[4]	1.58%	1.36%	0.96%	1.23%	1.49%
Portfolio turnover	45%[3]	151%	227%	106%	89%	105%
Net assets at end of period (000’s omitted)	$33,288	$31,175	$35,135	$82,915	$78,068	$72,470

Ratio absent expense offsets:[2]
Ratio of total expenses to average net assets	0.93%[4]	1.04%	0.91%	0.83%	0.82%	—
Ratio of net investment income to average net assets	1.28%[4]	1.33%	1.24%	0.92%	1.19%	—

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements, fee waivers and expense reductions such as brokerage credits, but include non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Not annualized.
[4]	Annualized.

22

Managers AMG FQ U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Class A Shares	For the six months ended April 30, 2010 (unaudited)	For the fiscal year ended October 31,			For the fiscal period ended October 31, 2006*
		2009	2008	2007
Net Asset Value, Beginning of Period	$8.93	$8.63	$15.43	$14.88	$13.53
Income from Investment Operations:
Net investment income	0.06	0.11	0.09	0.17	0.01
Net realized and unrealized gain (loss) on investments	1.26	0.32	(5.14)	2.05	1.34
Total from investment operations	1.32	0.43	(5.05)	2.22	1.35
Less Distributions to Shareholders from:
Net investment income	(0.11)	(0.13)	(0.14)	(0.16)	—
Net realized gain on investments	—	—	(1.61)	(1.51)	—
Total distributions to shareholders	(0.11)	(0.13)	(1.75)	(1.67)	—
Net Asset Value, End of Period	$10.14	$8.93	$8.63	$15.43	$14.88
Total Return[1]	14.87%[4]	5.21%	(36.64)%	16.28%	9.98%[4]
Ratio of net expenses to average net assets	1.04%[5]	1.04%	1.04%	1.04%	1.04%[5]
Ratio of net investment income to average net assets[1]	1.17%[5]	1.35%	1.07%	0.56%	0.63%[5]
Portfolio turnover	45%[4]	151%	227%	106%	89%[4]
Net assets at end of period (000’s omitted)	$19,304	$18,588	$22,966	$21,773	$371

Ratio absent expense offsets:[2]
Ratio of total expenses to average net assets	1.18%[5]	1.29%	1.16%	1.08%	1.13%[5]
Ratio of net investment income to average net assets	1.03%[5]	1.10%	0.95%	0.52%	0.54%[5]

	For the six months ended April 30, 2010 (unaudited)	For the fiscal year ended October 31,			For the fiscal period ended October 31, 2006*
Class C Shares		2009	2008	2007
Net Asset Value, Beginning of Period	$8.83	$8.52	$15.27	$14.85	$13.53
Income from Investment Operations:
Net investment income	0.06	0.06	0.04	0.13	0.00 [3]
Net realized and unrealized gain (loss) on investments	1.22	0.31	(5.13)	1.96	1.32
Total from investment operations	1.28	0.37	(5.09)	2.09	1.32
Less Distributions to Shareholders from:
Net investment loss	(0.02)	(0.06)	(0.05)	(0.16)	—
Net realized gain on investments	—	—	(1.61)	(1.51)	—
Total distributions to shareholders	(0.02)	(0.06)	(1.66)	(1.67)	—
Net Asset Value, End of Period	$10.09	$8.83	$8.52	$15.27	$14.85
Total Return[1]	14.50%[4]	4.42%	(37.12)%	15.35%	9.76%[4]
Ratio of net expenses to average net assets	1.79%[5]	1.79%	1.79%	1.79%	1.79%[5]
Ratio of net investment income (loss) to average net assets[1]	0.42%[5]	0.67%	0.37%	(0.13)%	0.16%[5]
Portfolio turnover	45%[4]	151%	227%	106%	89%[4]
Net assets at end of period (000’s omitted)	$733	$840	$1,158	$2,326	$97

Ratio absent expense offsets:[2]
Ratio of total expenses to average net assets	1.93%[5]	2.04%	1.91%	1.83%	1.88%[5]
Ratio of net investment income (loss) to average net assets	0.28%[5]	0.42%	0.25%	(0.17)%	(0.07)%[5]

*	Class A and Class C shares commenced operations on March 1, 2006. (See Notes to Financial Statements.)
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Rounds to less than $0.01.
[4]	Not annualized.
[5]	Annualized.

23

Managers AMG FQ Global Alternatives Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2010 (unaudited)	For the fiscal year ended October 31,			For the fiscal period ended October 31, 2006 *
Class A Shares		2009	2008	2007
Net Asset Value, Beginning of Period	$9.96	$11.00	$9.94	$9.73	$10.00
Income from Investment Operations:
Net investment income (loss)	(0.07)[6]	(0.09)[6]	0.04 [6]	0.18 [6]	0.16
Net realized and unrealized gain (loss) on investments	0.28 [6]	(0.27)[6]	1.15 [6]	0.22 [6]	(0.43)
Total from investment operations	0.21	(0.36)	1.19	0.40	(0.27)
Less Distributions to Shareholders from:
Net investment income	—	(0.68)[7]	(0.03)	(0.19)	—
Net realized gain on investments	—	—	(0.10)	—	—
Total distributions to shareholders	—	(0.68)	(0.13)	(0.19)	—
Net Asset Value, End of Period	$10.17	$9.96	$11.00	$9.94	$9.73
Total Return[1]	2.11%[3]	(3.15)%	12.17%[5]	4.11%[5]	(2.70)%[3]
Ratio of net expenses to average net assets	1.90%[4]	2.00%	2.26%	2.50%	2.50%[4]
Ratio of net investment income (loss) to average net assets[1]	(1.45)%[4]	(0.88)%	0.36%	1.72%	1.38%[4]
Portfolio turnover	32%[3]	77%	133%	104%	48%[3]
Net assets at end of period (000’s omitted)	$285,366	$206,153	$89,232	$37,716	$20,661

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	2.50%[4]	2.44%	2.45%	2.56%	3.20%[4]
Ratio of net investment income (loss) to average net assets	(2.05)%[4]	(1.32)%	0.17%	1.66%	0.68%[4]

	For the six months ended April 30, 2010 (unaudited)	For the fiscal year ended October 31,			For the fiscal period ended October 31, 2006 *
Class C Shares		2009	2008	2007
Net Asset Value, Beginning of Period	$9.77	$10.81	$9.82	$9.69	$10.00
Income from Investment Operations:
Net investment income (loss)	(0.10)[6]	(0.16)[6]	(0.04)[6]	0.11 [6]	0.02
Net realized and unrealized gain (loss) on investments	0.27 [6]	(0.26)[6]	1.13 [6]	0.21 [6]	(0.33)
Total from investment operations	0.17	(0.42)	1.09	0.32	(0.31)
Less Distributions to Shareholders from:
Net investment income	—	(0.62)[7]	(0.01)	(0.19)	—
Net realized gain on investments	—	—	(0.09)	—	—
Total distributions to shareholders	—	(0.62)	(0.10)	(0.19)	—
Net Asset Value, End of Period	$9.94	$9.77	$10.81	$9.82	$9.69
Total Return[1]	1.74%[3]	(3.86)%	11.31%[5]	3.30%[5]	(3.10)%[3]
Ratio of net expenses to average net assets	2.55%[4]	2.75%	3.02%	3.25%	3.25%[4]
Ratio of net investment income (loss) to average net assets[1]	(2.09)%[4]	(1.68)%	(0.38)%	1.03%	1.03%[4]
Portfolio turnover	32%[3]	77%	133%	104%	48%[3]
Net assets at end of period (000’s omitted)	$32,330	$30,067	$12,128	$7,464	$695

Expense Offsets:[2]
Ratio of total expenses to average net assets	3.15%[4]	3.19%	3.21%	3.31%	3.52%[4]
Ratio of net investment income (loss) to average net assets	(2.69)%[4]	(2.12)%	(0.57)%	0.97%	0.76%[4]

*	Commencement of operations was on March 30, 2006.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements/ recoupments or fee waivers and expense reductions such as brokerage credits, but include non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Not annualized.
[4]	Annualized.
[5]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[6]	Per share numbers have been calculated using average shares.
[7]

The per share net investment income distribution shown for Class A shares and Class C shares includes $0.67 and $0.61, respectively, of distributions from foreign currency gains. (See Note 1(d) of Notes to Financial Statements.)

24

Managers AMG FQ Global Alternatives Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Service Class Shares	For the six months ended April 30, 2010* (unaudited)

Net Asset Value, Beginning of Period	$9.99
Income from Investment Operations:
Net investment loss	(0.04)[3]
Net realized and unrealized gain on investments	0.24 [3]
Total from investment operations	0.20
Less Distributions to Shareholders from:
Net investment income	—
Net Asset Value, End of Period	$10.19
Total Return[1]	2.21%[4]
Ratio of net expenses to average net assets	1.48%[5]
Ratio of net investment loss to average net assets[1]	(1.20)%[5]
Portfolio turnover	32%[4]
Net assets at end of period (000’s omitted)	$110

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	2.12%[5]
Ratio of net investment loss to average net assets	(1.84)%[5]

Institutional Class Shares	For the six months ended April 30, 2010* (unaudited)
Net Asset Value, Beginning of Period	$9.99
Income from Investment Operations:
Net investment loss	(0.04)[3]
Net realized and unrealized gain on investments	0.23 [3]
Total from investment operations	0.19
Less Distributions to Shareholders from:
Net investment income	—
Net Asset Value, End of Period	$10.18
Total Return[1]	2.11%[4]
Ratio of net expenses to average net assets	1.48%[5]
Ratio of net investment loss to average net assets[1]	(1.27)%[5]
Portfolio turnover	32%[4]
Net assets at end of period (000’s omitted)	$1,069

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	2.15%[5]
Ratio of net investment loss to average net assets	(1.94)%[5]

*	Commencement of operations was on January 1, 2010.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements/recoupments or fee waivers and expense reductions such as brokerage credits, but include non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Per share numbers have been calculated using average shares.
[4]	Not annualized.
[5]	Annualized.

25

Managers AMG FQ Global Essentials Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2010 (unaudited)	For the fiscal year ended October 31,
Institutional Class Shares*		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.16	$9.82	$16.49	$14.24	$13.19	$12.19
Income from Investment Operations:
Net investment income	0.00 [3,4]	0.47 [3]	0.45 [3]	0.08	0.27	0.46
Net realized and unrealized gain (loss) on investments	0.81 [3]	1.35 [3]	(6.65)[3]	2.31	1.48	0.69
Total from investment operations	0.81	1.82	(6.20)	2.39	1.75	1.15
Less Distributions to Shareholders from:
Net investment income	(0.10)	(0.48)	(0.47)	(0.14)	(0.70)	(0.15)
Net Asset Value, End of Period	$11.87	$11.16	$9.82	$16.49	$14.24	$13.19
Total Return[1]	7.28%[5]	19.67%	(38.66)%	16.94%	13.67%	9.79%
Ratio of net expenses to average net assets	0.97%[6]	0.92%	0.80%	0.90%	1.11%	1.09%
Ratio of net investment income (loss) to average net assets[1]	(0.05)%[6]	4.82%	3.18%	0.52%	1.68%	1.56%
Portfolio turnover	92%[5]	213%	143%	123%	60%	108%
Net assets at end of period (000’s omitted)	$81,781	$80,584	$78,339	$175,105	$182,387	$183,197

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.07%[6]	1.17%	1.08%	1.10%	1.13%	1.10%
Ratio of net investment income (loss) to average net assets	(0.15)%[6]	4.57%	2.90%	0.32%	1.67%	1.56%

For the six months ended April 30, 2010 (unaudited)
Service Class Shares*
Net Asset Value, Beginning of Period	$11.16
Income from Investment Operations:
Net investment loss	(0.01)[3]
Net realized and unrealized gain on investments	0.72 [3]
Total from investment operations	0.71
Less Distributions to Shareholders from:
Net investment income	—
Net Asset Value, End of Period	$11.87
Total Return[1]	4.40%[5]
Ratio of net expenses to average net assets	0.97%[6]
Ratio of net investment loss to average net assets[1]	(0.15)%[6]
Portfolio turnover	92%[5]
Net assets at end of period (000’s omitted)	$51

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.07%[6]
Ratio of net investment loss to average net assets	(0.25)%[6]

Investor Class Shares*	For the six months ended April 30, 2010 (unaudited)
Net Asset Value, Beginning of Period	$11.16
Income from Investment Operations:
Net investment loss	(0.04)[3]
Net realized and unrealized gain on investments	0.74 [3]
Total from investment operations	0.70
Less Distributions to Shareholders from:
Net investment income	—
Net Asset Value, End of Period	$11.86
Total Return[1]	4.49%[5]
Ratio of net expenses to average net assets	1.22%[6]
Ratio of net investment loss to average net assets[1]	(0.94)%[6]
Portfolio turnover	92%[5]
Net assets at end of period (000’s omitted)	$519

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.32%[6]
Ratio of net investment loss to average net assets	(1.04)%[6]

*	Effective Class and January Service 1, Class 2010, shares existing commenced shares of operations Managers on AMG January FQ Global 1, 2010. Essentials were reclassified and redesignated as Institutional Class shares. Investor
1	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
2	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)
3	Per share numbers have been calculated using average shares.
4	Rounds to less than $0.01.
5	Not annualized.
6	Annualized.

26

Managers AMG FQ Funds

Notes to Financial Statements

April 30, 2010 (unaudited)

1. Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are: Managers AMG FQ Tax-Managed U.S. Equity Fund (“Tax-Managed”), Managers AMG FQ U.S. Equity Fund (“U.S. Equity”), Managers AMG FQ Global Alternatives Fund (“Global Alternatives”) and Managers AMG FQ Global Essentials Fund (“Global Essentials”) (formerly Managers Fremont Global Fund), collectively the “Funds.”

Effective January 1, 2010, Global Essentials and Global Alternatives added new classes of shares. Global Essentials offers three classes of shares, Institutional, Service and Investor, while Global Alternatives offers four classes of shares, Institutional, Service, Class A and Class C, each offering varying levels of shareholder servicing and /or 12b-1 fees. Legacy Global Essentials shareholders became shareholders in the Institutional Class and the Fund has a new Investor Class and Service Class. Global Alternatives has a new Institutional Class and Service Class added to the existing A and C share classes.

Each Fund except Global Essentials offers Class A and Class C shares. Sales of Class A shares may be subject to a front-end sales charge of up to 5.75%. Redemptions of Class A and Class C shares may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at the time of sale, whichever is less). Each Fund offers Institutional Class shares, available with no sales charge, to certain institutional investors and qualifying individual investors. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available.

Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds. Under certain circumstances, the value of certain Fund investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. Each Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (“the Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Funds calculate their NAV. In accordance with procedures approved by the Board of Trustees, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Funds may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives)

27

Managers AMG FQ Funds

Notes to Financial Statements (continued)

for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Tax-Managed
Investments in Securities
Common Stocks[1]	$50,640,907	—	—	$50,640,907
Short-Term Investments	489,312	$69,313	—	558,625

Total Investments in Securities	$51,130,219	$69,313	—	$51,199,532

	Level 1	Level 2	Level 3	Total
U.S. Equity
Investments in Securities
Common Stocks[1]	$52,913,448	—	—	$52,913,448
Short-Term Investments	773,862	$43,488	—	817,350

Total Investments in Securities	$53,687,310	$43,488	—	$53,730,798

Derivatives[2]
Equity Contracts	$8,759	—	—	$8,759

28

Managers AMG FQ Funds

Notes to Financial Statements (continued)

	Level 1	Level 2	Level 3	Total
Global Alternatives

Investments in Securities

US Government Obligations	—	$26,091,605	—	$26,091,605
Exchange Traded Funds	$61,732,318	—	—	61,732,318
Short-Term Investments	238,126,804	—	—	238,126,804

Total Investments in Securities	$299,859,122	$26,091,605	—	$325,950,727

Derivatives[2]
Foreign Exchange Contracts	—	$1,836,004	—	$1,836,004
Equity Contracts	$(5,766,852)	—	—	(5,766,852)
Interest Rate Contracts	(5,015,359)	—	—	(5,015,359)

Total Derivatives	$(10,782,211)	$1,836,004	—	$(8,946,207)

	Level 1	Level 2	Level 3	Total
Global Essentials

Investments in Securities

US Government Obligations	—	$8,997,660	—	$8,997,660
Exchange Traded Funds	$39,891,050	—	—	39,891,050
Short-Term Investments	45,393,041	22,422	—	45,415,463

Total Investments in Securities	$85,284,091	$9,020,082	—	$94,304,173

Derivatives[2]
Equity Contracts	$15,404	—	—	$15,404
Interest Rate Contracts	777,681	—	—	777,681

Total Derivatives	$793,085	—	—	$793,085

[1]	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.
[2]

Derivative instruments, such as futures, forwards and swap contracts, are not reflected in the Schedule of Portfolio Investments, and are valued at the unrealized appreciation/depreciation of the instrument.

29

Managers AMG FQ Funds

Notes to Financial Statements (continued)

The fair values of derivative instruments at April 30, 2010 for U.S. Equity, Global Alternatives and Global Essentials were as follows:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
U.S. Equity	Equity contracts	Receivable for variation margin on futures*	—	Payable for variation margin on futures*	$5,475

Global Alternatives	Equity contracts	Receivable for variation margin on futures*	$1,336,315	Payable for variation margin on futures*	$853,361

	Interest Rate Contracts	Receivable for variation margin on futures*	4,062,929	Payable for variation margin on futures*	6,728,675

	Foreign exchange contracts	Unrealized appreciation of foreign currency contracts	6,683,474	Unrealized depreciation of foreign currency contracts	4,847,470

Totals			$12,082,718		$12,429,506

Global Essentials	Equity contracts	Receivable for variation margin on futures*	$119,044	Payable for variation margin on futures*	$442,939

	Interest Rate Contracts	Receivable for variation margin on futures*	247,296	Payable for variation margin on futures*	13,147

Totals			$366,340		$456,086

*	Includes only the current day’s variation margin for fixed futures. For non-fixed futures, the variation margin includes the unrealized appreciation/depreciation of the future. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

For the six months ended April 30, 2010, the effect of derivative instruments on the Statement of Operations for U.S. Equity, Global Alternatives and Global Essentials and the amount of realized gain/(loss) on derivatives recognized in income were as follows:

Fund	Derivatives not accounted for as hedging instruments	Futures	Forward Currency Contracts	Total
U.S. Equity	Equity contracts	$27,964	—	$27,964

Global Alternatives	Equity contracts	$(2,852,305)	—	$(2,852,305)
	Interest rate contracts	13,219,784	—	13,219,784
	Foreign exchange contracts	—	$1,422,122	1,422,122

Totals		$10,367,479	$1,422,122	$11,789,601

Global Essentials	Equity contracts	$2,177,841	—	$2,177,841
	Interest rate contracts	142,187	—	142,187

Totals		$2,320,028	—	$2,320,028

30

Managers AMG FQ Funds

Notes to Financial Statements (continued)

The change in unrealized gain/(loss) on derivatives recognized in income were as follows:

Fund	Derivatives not accounted for as hedging instruments	Futures	Forward Currency Contracts	Total
U.S. Equity	Equity contracts	$11,975	—	$11,975

Global Alternatives	Equity contracts	$(6,762,912)	—	$(6,762,912)
	Interest rate contracts	(7,062,667)	—	(7,062,667)
	Foreign exchange contracts	—	$204,907	204,907

Totals		$(13,825,579)	$204,907	$(13,620,672)

Global Essentials	Equity contracts	$1,013,564	—	$1,013,564
	Interest rate contracts	1,039,335	—	1,039,335

Totals		$2,052,899	—	$2,052,899

b. Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds had no portfolio trades directed to various brokers, under a brokerage recapture program for the six months ended April 30, 2010.

The Funds have a “balance credit” agreement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended April 30, 2010, there were no balance credits to reduce the custodian expense.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal funds rate on the day of the overdraft. For the six months ended April 30, 2010, overdraft fees for Tax-Managed, U.S. Equity, Global Alternatives and Global Essentials equaled $35, $16, $1 and $0, respectively.

The Trust also has a balance credit arrangement with its Transfer Agent, PNC Global Investment Servicing (U.S.) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended April 30, 2010, the transfer agent expense was reduced as follows: Tax-Managed - $44, U.S. Equity - $45, Global Alternatives - $225, and Global Essentials - $70.

31

Managers AMG FQ Funds

Notes to Financial Statements (continued)

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments each Fund may have made in the JPMorgan Liquid Assets Portfolio- Capital Share Class. For the six months ended April 30, 2010, the management fee was reduced as follows: Tax-Managed - $0, U.S. Equity -$0, Global Alternatives - $35,256 or 0.03% and Global Essentials - $6,783 or 0.02%.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d. Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITs, equalization accounting for tax purposes, foreign currency, options, futures, and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2006-2009), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. Capital Loss Carryovers

As of April 30, 2010, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires October 31,
Tax-Managed	$22,952,633	2017
	9,627,945	2016
	17,559,688	2010

Total	$50,140,266

U.S. Equity	$16,764,174	2017
	7,680,271	2016

Total	$24,444,445

Global Alternatives	$8,295,120	2017
	176,926	2016

Total	$8,472,046

Global Essentials	$19,440,810	2017
	5,312,619	2016
	43,268,510	2011

Total	$68,021,939

g. Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

32

Managers AMG FQ Funds

Notes to Financial Statements (continued)

The capital stock transactions by class for Tax-Managed, U.S. Equity, Global Alternatives and Global Essentials for the six months ended April 30, 2010, and the fiscal year ended October 31, 2009 were as follows:

	Tax-Managed				U.S. Equity
	For the six months ended April 30, 2010		For the fiscal year ended October 31, 2009		For the six months ended April 30, 2010		For the fiscal year ended October 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class A Shares
Sale of shares	9,121	$101,023	395,887	$3,454,064	97,569	$942,856	585,836	$4,439,785
Reinvestment of dividends and distributions	—	—	8,544	74,589	23,764	229,320	41,408	317,181
Shares repurchased	(199,023)	(2,192,286)	(1,223,343)	(11,130,161)	(300,019)	(2,939,271)	(1,208,396)	(9,460,890)

Net increase (decrease)	(189,902)	$(2,091,263)	(818,912)	$(7,601,508)	(178,686)	$(1,767,095)	(581,152)	$(4,703,924)

Class C Shares
Sale of shares	15,925	$165,634	84,469	$726,778	505	$5,095	71,446	$571,849
Reinvestment of dividends and distributions	—	—	482	4,176	113	1,084	766	5,838
Shares repurchased	(174,975)	(1,871,410)	(309,608)	(2,785,487)	(23,080)	(219,325)	(113,020)	(857,531)

Net increase (decrease)	(159,050)	$(1,705,776)	(224,657)	$(2,054,533)	(22,462)	$(213,146)	(40,808)	$(279,844)

Institutional Class
Sale of shares	55,408	$612,997	365,438	$3,146,699	63,605	$634,988	66,098	$539,862
Reinvestment of dividends and distributions	10,915	119,516	76,649	666,082	47,361	459,403	73,854	567,938
Shares repurchased	(633,057)	(7,100,575)	(1,394,355)	(12,291,562)	(315,554)	(3,064,206)	(719,026)	(5,515,250)

Net decrease	(566,734)	$(6,368,062)	(952,268)	$(8,478,781)	(204,588)	$(1,969,815)	(579,074)	$(4,407,450)

33

Managers AMG FQ Funds

Notes to Financial Statements (continued)

	Global Alternatives
	For the six months ended April 30, 2010		For the fiscal year ended October 31, 2009
	Shares	Amount	Shares	Amount
Class A Shares
Sale of shares	12,554,226	$127,328,192	25,672,311	$258,404,171
Reinvestment of dividends and distributions	—	—	719,845	7,162,463
Shares repurchased	(5,181,963)	(52,415,496)	(13,809,688)	(134,816,815)

Net increase	7,372,263	$74,912,696	12,582,468	$130,749,819

Class C Shares
Sale of shares	731,318	$7,268,082	2,370,983	$23,207,410
Reinvestment of dividends and distributions	—	—	51,653	507,230
Shares repurchased	(556,170)	(5,521,673)	(467,373)	(4,523,226)

Net increase	175,148	$1,746,409	1,955,263	$19,191,414

Service Class Shares*
Sale of shares	10,778	$110,000	N/A	N/A
Shares repurchased	—	—	N/A	N/A

Net increase	10,778	$110,000	N/A	N/A

Institutional Class Shares*
Sale of shares	1,099,221	$11,238,196	N/A	N/A
Shares repurchased	(30,019)	(302,846)	N/A	N/A

Net increase	1,069,202	$10,935,350	N/A	N/A

	Global Essentials
	For the six months ended April 30, 2010		For the fiscal year ended October 31, 2009
	Shares	Amount	Shares	Amount
Investor Class Shares*
Sale of shares	44,679	$526,207	N/A	N/A
Shares repurchased	(880)	(10,475)	N/A	N/A

Net increase	43,799	$515,732	N/A	N/A

Service Class Shares*
Sale of shares	5,141	$58,976	N/A	N/A
Shares repurchased	(880)	(10,484)	N/A	N/A

Net increase	4,261	$48,492	N/A	N/A

Institutional Class Shares
Sale of shares	270,293	$3,160,996	465,056	$5,118,790
Reinvestment of dividends and distributions	60,763	692,638	398,063	3,606,451
Shares repurchased	(659,134)	(7,593,931)	1,621,367	14,854,983

Net increase	(328,078)	($3,740,297)	2,484,486	$23,580,224

*	Investor and Service Class shares for Global Essentials commenced operations on January 1, 2010. Institutional Class shares for Global Alternatives commenced operations on January 1, 2010.

34

Managers AMG FQ Funds

Notes to Financial Statements (continued)

At April 30, 2010, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the following Funds: Tax-Managed – two collectively own 28.6% and Global Alternatives – two collectively own 31.0%. Transactions by these shareholders may have a material impact on the Funds.

h. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Funds’ investment portfolios are managed by First Quadrant, L.P. (“First Quadrant” or the “Subadvisor”), which serves pursuant to a Subadvisory Agreement between the Investment Manager and First Quadrant with respect to each of the Funds. AMG indirectly owns a majority interest in First Quadrant.

Tax-Managed is obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.85% of the average daily net assets of the Fund. Under the Investment Management Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and First Quadrant, First Quadrant reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

U.S. Equity, Global Alternatives and Global Essentials are obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.35%, 1.70% and 0.60%, respectively, of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to First Quadrant for its services as subadvisor.

The Investment Manager has contractually agreed, through at least March 1, 2011, to waive fees and pay or reimburse expenses to the extent that the total annual operating expenses (exclusive of taxes, interest, brokerage costs, acquired fund expenses, and extraordinary expenses) will be limited to the following amounts of the Funds’ average daily net assets:

Fund	Class A	Class C	Investor	Service Class	Institutional Class
Tax-Managed	1.24%	1.99%	N/A	N/A	0.99%
U.S. Equity	1.04%	1.79%	N/A	N/A	0.79%
Global Alternatives	1.99%	2.49%	N/A	1.74%	1.49%
Global Essentials	N/A	N/A	1.49%	1.24%	0.99%

Effective January 1, 2010, Global Alternatives contractual expense limitation was lowered from 1.74% to 1.49%. Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement occurs and that such repayment would not cause the Funds’ total operating expenses in any such future year to exceed that Fund’s respective expense cap. At April 30, 2010, the six-month and cumulative amounts of expenses of the Funds reimbursed were as follows:

Fund	Six months ended April 30, 2010	Cumulative Reimbursement Amount
Tax-Managed	$52,662	$243,538
U.S. Equity	35,434	128,268
Global Alternatives	780,509	1,707,405
Global Essentials	34,323	39,132

The aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. The Chairman of the Audit Committee receives an additional payment of $5,000 per year. The “Trustee fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or Distributor.

35

Managers AMG FQ Funds

Notes to Financial Statements (continued)

The Funds have adopted a distribution and service plan (the “Plan”) with respect to the Investor Class, Class A and Class C shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Funds may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Investor Class and Class A shares and 1.00% annually of the Fund’s average daily net assets attributable to Class C shares. The Plan further provides for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Investor Class, Service Class, Class A or Class C shares for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

On June 23, 2009, the Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the Managers Family of Funds (the “Fund Family”). Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Funds’ Board of Trustees (the “Board”), and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended April 30, 2010, the following Funds either borrowed from or lent to other Funds in the Fund Family: Tax-Managed borrowed varying amounts up to $117,380 for 4 days paying interest of $14; U.S. Equity borrowed $1,018,303 for 8 days paying interest of $194; Global Alternatives lent varying amounts up to $9,822,549 for 13 days earning interest of $1,476; Global Essentials lent varying amounts up to $1,120,599 for 7 days earning interest of $187. The interest amounts can be found in the Statement of Operations in interest income or as miscellaneous expense.

3. Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2010, were as follows:

	Long-Term Securities		U.S. Government Obligations
Fund	Purchases	Sales	Purchases	Sales
Tax-Managed	$16,328,080	$26,470,072	N/A	N/A
U.S. Equity	23,320,661	27,563,816	N/A	N/A
Global Alternatives	39,922,413	23,185,000	$31,562,285	$23,185,000
Global Essentials	52,276,508	37,423,300	18,289,842	35,741,756

4. Portfolio Securities Loaned

The Funds may participate in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

In September of 2008, BNYM advised the Investment Manager that the ICRF had exposure to certain defaulted debt obligations, and that BNYM had established a separate sleeve of the ICRF to hold these securities. The net impact of these positions is not material to each Fund. Tax-Managed and U.S. Equity’s position in the separate sleeve of the ICRF is included in the Schedule of Portfolio Investments and Global Essentials’ position is included in the Statement of Assets and Liabilities. The unrealized loss on such investment is included in Net Unrealized Depreciation on the Statement of Assets and Liabilities and Statement of Operations.

5. Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

6. Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such

36

Managers AMG FQ Funds

Notes to Financial Statements (continued)

transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7. Forward Foreign Currency Contracts

During the six months ended April 30, 2010, Global Alternatives invested in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Fund’s financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on the settlement date.

The Fund may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Cash pledged to cover margin requirements for open forward positions in Global Alternatives at April 30, 2010 was $4,830,000. The open forward foreign currency exchange contracts (in U.S. Dollars) at April 30, 2010 were as follows:

Global Alternatives - Foreign Currency

Type	Position	Settlement Date	Receivable Amount	Payable Amount	Unrealized Gain/(Loss)
Australian Dollar	Short	6/16/2010	$84,964,404	$86,035,876	$(1,071,472)
Canadian Dollar	Short	6/16/2010	44,776,096	44,940,969	(164,873)
Swiss Franc	Short	6/16/2010	36,251,438	35,877,694	373,744
Euro	Short	6/16/2010	138,541,827	135,417,385	3,124,442
Pound Sterling	Short	6/16/2010	49,592	50,974	(1,382)
Japanese Yen	Short	6/16/2010	35,125,579	33,897,234	1,228,345
New Zealand Dollar	Short	6/16/2010	23,075,428	23,789,967	(714,539)
Swedish Krona	Short	6/16/2010	23,874,229	23,578,674	295,555
Australian Dollar	Long	6/16/2010	13,153,515	12,931,103	222,412
Canadian Dollar	Long	6/16/2010	30,818,535	31,204,210	(385,675)
Swiss Franc	Long	6/16/2010	33,197,084	33,647,366	(450,282)
Euro	Long	6/16/2010	10,062,453	9,996,934	65,519
Pound Sterling	Long	6/16/2010	77,825,286	77,239,520	585,766
Japanese Yen	Long	6/16/2010	43,312,892	44,759,520	(1,446,628)
New Zealand Dollar	Long	6/16/2010	10,843,850	10,563,173	280,677
Swedish Krona	Long	6/16/2010	9,638,480	9,744,085	(105,605)

Totals			$615,510,688	$613,674,684	$1,836,004

37

Managers AMG FQ Funds

Notes to Financial Statements (continued)

8. Futures Contracts

U.S. Equity uses Equity Index futures contracts with the objective of maintaining exposure to equity stock markets while maintaining liquidity. Global Essentials and Global Alternatives may use futures contracts, including futures contracts on global equity and fixed-income securities, interest rate futures contracts, foreign currency futures contracts and futures contracts on security indices (including broad-based security indices), for any purpose. The Funds may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

Assets pledged to cover margin requirements for the open futures positions at April 30, 2010 amounted to $77,000, $26,091,605 and $8,997,660 for U.S. Equity, Global Alternatives and Global Essentials, respectively. Each Fund had the following open futures contracts as of April 30, 2010:

U.S. Equity
Type		Number of Contracts	Position	Expiration Date	Unrealized Gain
S&P 500 Index		1	Long	6/17/2010	$8,759

Global Alternatives
Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/ (Loss)
Australian 10-Year Bond	AUD	2,242	Long	6/15/2010	($69,575)
Australian SPI 200	AUD	287	Short	6/17/2010	312,968
Canadian 10-Year Bond	CAD	48	Long	6/21/2010	58,171
S&P/TSE 60 Index	CAD	235	Short	6/17/2010	(467,893)
CAC40 10 Euro	EUR	174	Long	5/21/2010	(537,817)
Amsterdam Index	EUR	85	Short	5/21/2010	186,357
DAX Index	EUR	35	Long	6/18/2010	30,960
IBEX 35 Index	EUR	264	Long	5/21/2010	(2,764,341)
Euro-Bund 10-Year	EUR	232	Long	6/8/2010	387,520
FTSE/MIB Index	EUR	143	Long	6/18/2010	(1,195,314)
U.K. 10-Year Gilt	GBP	1,646	Short	6/28/2010	(7,337,245)
FTSE 100 Index	GBP	347	Long	6/18/2010	(370,230)
Hang Seng Index	HKD	47	Short	5/28/2010	48,655
Japanese 10-Year Bond	JPY	1,952	Short	6/9/2010	(1,058,261)
TOPIX Index	JPY	60	Long	6/10/2010	401,674
S&P 500 Index	USD	183	Short	6/17/2010	(1,411,871)
U.S. Treasury 10-Year Note	USD	2,469	Long	6/21/2010	3,004,031
Totals					($10,782,211)

38

Managers AMG FQ Funds

Notes to Financial Statements (continued)

Global Essentials
Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/ (Loss)
Australian 10-Year Bond	AUD	152	Long	6/15/2010	$(72,576)
Australian SPI 200	AUD	16	Long	6/17/2010	(4,880)
Canadian 10-Year Bond	CAD	126	Long	6/21/2010	(39,427)
S&P/TSE 60 Index	CAD	13	Long	6/17/2010	30,905
CAC40 10 Euro	EUR	38	Long	5/21/2010	(106,180)
Amsterdam Index	EUR	19	Long	5/21/2010	(44,859)
DAX Index	EUR	9	Long	6/18/2010	25,343
IBEX 35 Index	EUR	14	Long	5/21/2010	(162,201)
Euro-Bund 10-Year	EUR	81	Long	6/8/2010	242,706
FTSE/MIB Index	EUR	12	Long	6/18/2010	(106,484)
U.K. 10-Year Gilt	GBP	78	Long	6/28/2010	431,813
FTSE 100 Index	GBP	21	Long	6/18/2010	(29,611)
Hang Seng Index	HKD	13	Long	5/28/2010	(19,598)
Japanese 10-Year Bond	JPY	95	Long	6/9/2010	29,553
TOPIX Index	JPY	18	Long	6/10/2010	108,677
S&P 500 Index	USD	31	Long	6/18/2010	27,186
U.S. Treasury 10-Year Note	USD	158	Long	6/18/2010	(81,460)
Russell 2000 Mini	USD	117	Long	6/18/2010	378,567
U.S. Treasury 10-Year Note	USD	124	Long	6/21/2010	185,611
Totals					$793,085

Investments Definitions and Abbreviations:

Abbreviations have been used throughout this table to indicate the underlying currencies:

AUD:	Australian Dollar	EUR:	Euro	HKD:	Hong Kong Dollar	USD:	U.S. Dollar
CAD:	Canadian Dollar	GBP:	British Pound	JPY:	Japanese Yen

9. Subsequent Events

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in the Funds’ financial statements.

39

Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Distributors, Inc.

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Subadvisor

First Quadrant, L.P.

800 E. Colorado Boulevard, Suite 900

Pasadena, CA 91101

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

For Managers Choice Only

Managers

c/o PNC Global Investment Servicing (U.S.) Inc.

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS		BALANCED FUNDS
EMERGING MARKETS EQUITY	CHICAGO EQUITY PARTNERS	CHICAGO EQUITY PARTNERS BALANCED
Rexiter Capital Management Limited	MID-CAP	Chicago Equity Partners, LLC
Schroder Investment Management North America Inc.	Chicago Equity Partners, LLC
ALTERNATIVE FUNDS
REAL ESTATE SECURITIES
ESSEX GROWTH	Urdang Securities Management, Inc.	FQ GLOBAL ALTERNATIVES
ESSEX LARGE CAP GROWTH		FQ GLOBAL ESSENTIALS
ESSEX SMALL/MICRO CAP GROWTH	RENAISSANCE LARGE CAP GROWTH	First Quadrant, L.P.
Essex Investment Management Co., LLC	Renaissance Group LLC
INCOME FUNDS
FQ TAX-MANAGED U.S. EQUITY	SKYLINE SPECIAL EQUITIES	BOND (MANAGERS)
FQ U.S. EQUITY	PORTFOLIO	FIXED INCOME
First Quadrant, L.P.	Skyline Asset Management, L.P.	GLOBAL BOND Loomis, Sayles & Co., L.P

GW&K SMALL CAP EQUITY	FRONTIER SMALL CAP GROWTH	.
Gannett Welsh & Kotler, LLC	Frontier Capital Management Company, LLC	BOND (MANAGERS PIMCO)
Pacific Investment Management Co. LLC
INSTITUTIONAL MICRO-CAP	SPECIAL EQUITY
MICRO-CAP	Ranger Investment Management, L.P.	CALIFORNIA INTERMEDIATE TAX-FREE Miller Tabak Asset Management LLC
Lord, Abbett & Co. LLC	Lord, Abbett & Co. LLC
WEDGE Capital Management L.L.P.	Smith Asset Management Group, L.P.
Next Century Growth Investors LLC RBC Global Asset Management (U.S.) Inc.	Federated MDTA LLC	GW&K MUNICIPAL BOND
GW&K MUNICIPAL ENHANCED YIELD
	SYSTEMATIC VALUE	Gannett Welsh & Kotler, LLC
INTERNATIONAL EQUITY	SYSTEMATIC MID CAP VALUE
AllianceBernstein L.P.	Systematic Financial Management, L.P.	HIGH YIELD
Lazard Asset Management, LLC		J.P. Morgan Investment Management LLC
Martin Currie Inc.	TIMESSQUARE MID CAP GROWTH
	TIMESSQUARE SMALL CAP GROWTH	INTERMEDIATE DURATION GOVERNMENT
	TimesSquare Capital Management, LLC	SHORT DURATION GOVERNMENT
Smith Breeden Associates, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by
Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available:
(i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange
Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information on the operation of the Public Reference
Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’
portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers Funds

April 30, 2010

Managers PIMCO Bond Fund

(formerly Managers Fremont Bond Fund)

SAR020-0410

Managers PIMCO Bond Fund

Semi-Annual Report — April 30, 2010 (unaudited)

Page
ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOT AND SCHEDULE OF PORTFOLIO INVESTMENTS	3

Summary of portfolio credit quality and top ten holdings at April 30, 2010

FINANCIAL STATEMENTS:

Statement of Assets and Liabilities	14

Fund balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount

Statement of Operations	15

Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statement of Changes in Net Assets	16

Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	17

Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	18

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2010	Expense Ratio	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Expenses Paid During the Period*
Managers PIMCO Bond Fund
Actual	0.58%	$1,000	$1,041	$2.94
Hypothetical (5% return before expenses)	0.58%	$1,000	$1,022	$2.91

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1

Managers PIMCO Bond Fund Performance

All periods ended April 30, 2010 (unaudited)

		Average Annualized Total Returns[1]
	Six Months	One Year	Five Years	Ten Years
Managers PIMCO Bond[2,3,4,5,6,7]	4.10%	16.38%	6.82%	7.50%

Barclays Capital U.S. Aggregate Bond Index®8	2.54%	8.30%	5.38%	6.43%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit our Web site at www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2010. All returns are in U.S. dollars($).

[2]	Fund for which, from time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund is subject to the risks associated with investments in debt securities, such as default risk, fluctuations in debtor’s perceived ability to pay their creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.

[4]

The Fund may use derivative instruments for hedging purposes or as part of its investment strategy. There is also a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative; or that the counterparty may fail to honor its contract terms, causing a loss for the Fund. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, and the risk that the Fund could not close out a position when it would be most advantageous to do so.

[5]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[6]	High yield bonds (also known as “junk bonds”) are subject to additional risks such as the risk of default.
[7]

Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

[8]

The Barclays Capital U.S. Aggregate Bond Index (prior to October 31, 2008, the Index was known as the Lehman Brothers U.S. Aggregate Bond Index) is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds.

Not FDIC insured, nor bank guaranteed. May lose value.

2

Managers PIMCO Bond Fund

Fund Snapshot

April 30, 2010 (unaudited)

Portfolio Breakdown

Rating	Managers PIMCO Bond Fund**	Barclays Capital U.S. Aggregate Bond Index®
U.S. Treasury & Agency	59.9%	73.5%
Aaa	9.6%	4.7%
Aa	8.6%	4.3%
A	16.7%	9.4%
Baa	1.9%	8.1%
Ba & lower	3.3%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
TD Securities LLC, dated 04/29/10, due 05/03/10, 0.200%, total to be received $176,002,933 (secured by $194,424,977 U.S. Treasury Bonds 4.352%, 02/15/29)	13.8%
TD Securities LLC, dated 04/30/10, due 05/03/10, 0.200%, total to be received $156,000,867 (secured by $160,037,403 U.S. Treasury Notes, 3.794%, 05/15/21)	12.3
Morgan Stanley & Co., dated 04/30/10, due 05/03/10, 0.190%, total to be received $140,100,739 (secured by $143,583,622 U.S. Treasury Notes, 2.147%, 08/31/14)	11.0
Banc of America Securities LLC, dated 04/29/10, due 05/03/10, 0.190%, total to be received $123,801,960 (secured by $130,933,131 U.S. Treasury Bonds, 4.480%, 02/15/36)	9.7
FHLMC Discount Note, 0.163%, 07/14/10	4.9
FHLMC, 6.000%, TBA*	2.5
FHLMC, 5.500%, TBA*	2.5
FNMA, 6.000%, TBA*	2.0
U.S. Treasury Bills, 0.186%, 08/26/10	2.0
FNMA Discount Note, 0.190%, 08/02/10	1.9

Top Ten as a Group	62.6%

*	Top Ten Holding at October 31, 2009

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

3

Managers PIMCO Bond Fund

Schedule of Portfolio Investments

April 30, 2010 (unaudited)

	Principal Amount		Value
Corporate Bonds - 39.7%
Asset-Backed Securities - 2.5%
Asset Backed Funding Certificates, Series 2006-OPT3 A3A, 0.323%, 11/25/36, (05/25/10)[4]	$12,292		$12,265
Ally Autos Receivable Trust, Series 2009-A, Class A2, 1.320%, 03/15/12 (a)	1,200,000		1,203,117
Amortizing Residential Collateral Trust, 0.843%, 07/25/32, (05/25/10)[4]	77,398		73,075
Bear Stearns Asset Backed Securities, Inc., 0.326%, 10/25/36, (05/25/10)[4]	308,027		284,485
Countrywide Asset-Backed Certificates, 0.313%, 05/25/37, (05/25/10)[4]	233,188		229,767
EMC Mortgage Loan Trust, Class A, 0.633%, 05/25/40, (05/25/10) (a)[4]	962,214		707,387
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3, 0.313%, 11/25/36, (05/25/10)[4]	517,898		508,290
First NLC Trust, 0.333%, 08/25/37, (05/25/10) (a)[4]	1,076,282		767,613
Fremont Home Loan Trust, 0.323%, 01/25/37, (05/25/10)[4]	356,799		300,554
HSI Asset Securitization Corp. Trust, 0.313%, 12/25/36, (05/25/10)[4]	198,942		154,395
Lehman XS Trust, 0.343%, 11/25/46, (05/25/10)[4]	267,908		269,013
Long Beach Mortgage Loan Trust, 0.543%, 10/25/34, (05/25/10)[4]	55,661		47,241
Morgan Stanley ABS Capital I, 0.303%, 10/25/36, (05/25/10)[4]	117,762		116,254
Morgan Stanley ABS Capital I, 0.313%, 10/25/36, (05/25/10)[4]	25,481		25,179
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class 1, 0.313%, 11/25/36, (05/25/10)[4]	65,317		63,823
Park Place Securities, Inc., Series 2005-WCW1, Class A1B, 0.523%, 09/25/35, (05/25/10)[4]	1,587,551		1,430,355
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC2, Class A2A, 0.303%, 01/25/37, (05/25/10)[4]	626,690		600,487
Securitized Asset Backed Receivables LLC Trust, 0.323%, 12/25/36, (05/25/10)[4]	519,651		199,149
Structured Asset Securities Corp., 0.313%, 10/25/36, (05/25/10)[4]	322,816		319,996
Structured Asset Securities Corp., 0.553%, 01/25/33, (05/25/10)[4]	62,602		57,153
U.S. Small Business Administration Participation Certificates, Series 2009-20E, Class 1, 4.430%, 05/01/29	5,335,123		5,582,107
U.S. Small Business Administration Participation Certificates, Series 2008-10E, Class 1, 5.110%, 09/01/18	3,547,446		3,835,331
U.S. Small Business Administration Participation Certificates, Series 2003-20I, Class 1, 5.130%, 09/01/23	104,057		110,854
U.S. Small Business Administration Participation Certificates, Series 2007-20K, Class 1, 5.510%, 11/01/27	4,587,501		5,000,918
U.S. Small Business Administration Participation Certificates, Series 2008-20I, 5.600%, 09/01/28	8,958,479		9,731,723
U.S. Small Business Administration Surety Bonds, 6.344%, 08/01/11	177,199		185,692
U.S. Small Business Administration Surety Bonds, 7.449%, 08/01/10	11,186		11,389
Total Asset-Backed Securities			31,827,612
Financials - 25.0%
Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,600,000		1,757,957
American Express Co., 7.000%, 03/19/18	1,000,000		1,145,173
American Express Travel Related Services Co., Inc., Series EMTN, 0.478%, 06/01/11, (06/01/10)[4]	900,000		888,815
American General Finance Corp., Series MTN, 0.530%, 08/17/11, (05/17/10)[4]	10,900,000		10,026,703
American General Finance Corp. Term Loan, 7.250%, 04/21/15	1,200,000		1,203,600
American International Group, Inc., 5.050%, 10/01/15	400,000		377,787
American International Group, Inc., 8.250%, 08/15/18	4,500,000		4,808,317
ANZ National International, Ltd., 6.200%, 07/19/13 (a)	1,800,000		1,986,062
Australia and New Zealand Banking Group, Ltd., 3.200%, 12/15/11 (a)	19,000,000	[2]	19,628,482
Banco Santander Chile, 1.557%, 04/20/12, (07/20/10) (a)[4]	2,200,000		2,199,965

The accompanying notes are an integral part of these financial statements.

4

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount			Value
Financials - 25.0% (continued)
Bank of America Corp., 2.100%, 04/30/12, (FDIC Guaranteed)[11]		$5,500,000		$5,608,234
Bank of America Corp., 4.500%, 04/01/15		10,000,000		10,102,610
Bank of America Corp., 6.000%, 10/15/36		900,000		844,019
Bank of America Corp., 6.500%, 08/01/16		2,800,000		3,024,132
Bank of China (Hong Kong), Ltd., 5.550%, 02/11/20 (a)		400,000	[2]	402,480
Barclays Bank PLC, 5.450%, 09/12/12		17,300,000		18,660,368
Bear Stearns Companies, Inc., The, 0.460%, 08/15/11, (05/17/10)[4]		200,000		200,221
Bear Stearns Companies, Inc., The, 6.950%, 08/10/12		5,800,000		6,445,743
C10 Capital SPV, Ltd., 6.722%, 12/31/49 (a)[5,6]		1,500,000		1,099,668
Chrysler Term Loan, 4.250%, 08/03/14		2,175,000		2,182,186
CIT Group, Inc., 7.000%, 05/01/13		493,177	[2]	488,862
CIT Group, Inc., 7.000%, 05/01/14		989,765		957,598
CIT Group, Inc., 7.000%, 05/01/15		289,765		277,088
CIT Group, Inc., 7.000%, 05/01/16		482,942		460,606
CIT Group, Inc., 7.000%, 05/01/17		676,120		644,849
CIT Group, Inc., Term Loan, 9.500%, 01/20/12		1,080,000		1,110,056
Citibank NA, 1.875%, 06/04/12, (FDIC Guaranteed)[11]		400,000		406,061
Citigroup Capital XXI, 8.300%, 12/21/57[5]		1,200,000		1,206,000
Citigroup Funding, Inc., 2.250%, 12/10/12, (FDIC Guaranteed)[11]		1,500,000		1,530,267
Citigroup, Inc., 1.875%, 05/07/12, (FDIC Guaranteed)[11]		800,000		811,887
Citigroup, Inc., 2.125%, 04/30/12		800,000		816,453
Citigroup, Inc., 5.300%, 10/17/12		200,000		210,344
Citigroup, Inc., 5.500%, 08/27/12		500,000		525,712
Citigroup, Inc., 5.500%, 10/15/14		5,800,000		6,031,124
Citigroup, Inc., 5.625%, 08/27/12		1,300,000		1,369,553
Citigroup, Inc., 5.850%, 07/02/13		100,000		106,785
Citigroup, Inc., 6.000%, 08/15/17		4,200,000		4,354,993
Citigroup, Inc., 6.125%, 05/15/18		800,000		830,884
Citigroup, Inc., 6.125%, 08/25/36		4,200,000		3,832,916
Citigroup, Inc., 8.125%, 07/15/39		600,000		717,272
Citigroup, Inc., 8.500%, 05/22/19		100,000		118,246
Citigroup, Inc., Series EMTN, Class B, 3.625%, 11/30/17[5]	EUR	3,800,000		4,862,999
Commonwealth Bank of Australia, 0.714%, 07/12/13, (07/12/10) (a)[4]		7,500,000		7,549,642
Credit Agricole (London), 0.302%, 05/28/10, (05/28/10) (a)[4]		2,200,000		2,200,009
Danske Bank A/S, 2.500%, 05/10/12, (a)		1,200,000		1,226,191
Deutsche Bank AG London, 6.000%, 09/01/17		5,000,000		5,539,170
Ford Motor Credit Company LLC, 3.048%, 01/13/12, (07/13/10)[4]		700,000	[2]	680,750
Ford Motor Credit Company LLC, 7.250%, 10/25/11		200,000		206,647
Ford Motor Credit Company LLC, 7.375%, 02/01/11		300,000		307,049
Ford Motor Credit Company LLC, 7.875%, 06/15/10		2,900,000		2,915,393
Ford Motor Credit Company LLC, 8.625%, 11/01/10		700,000		719,230
Ford Motor Credit Company LLC, 8.700%, 10/01/14		500,000		539,888

The accompanying notes are an integral part of these financial statements.

5

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (Continued)

	Principal Amount		Value
Financials - 25.0% (continued)
Fortis Bank Nederland Holding NV, 3.000%, 04/17/12	EUR	200,000	$274,787
General Electric, 0.495%, 01/08/16, (07/08/10)[4]		$1,000,000	917,817
General Electric Capital Corp., 2.000%, 09/28/12, (FDIC Guaranteed)[11]		3,100,000	3,152,570
General Electric Capital Corp., 3.000%, 12/09/11, (FDIC Guaranteed)[11]		200,000	206,788
General Electric Capital Corp., 5.500%, 09/15/67 (a)[5]	EUR	5,500,000	6,627,300
General Electric Capital Corp., 5.875%, 01/14/38		2,300,000	2,281,117
General Electric Capital Corp., Series MTN, 2.625%, 12/28/12, (FDIC Guaranteed)[11]		7,900,000	8,142,277
GMAC, Inc., 8.300%, 02/12/15 (a)		800,000	837,000
GMAC LLC, 6.000%, 12/15/11		400,000	401,246
GMAC LLC, 7.250%, 03/02/11 (a)		4,475,000	4,581,281
Goldman Sachs Group, Inc., 5.950%, 01/18/18		4,800,000	4,931,213
Goldman Sachs Group, Inc., 6.150%, 04/01/18		2,000,000	2,075,038
Goldman Sachs Group, Inc., 6.250%, 09/01/17		3,200,000	3,354,202
HSBC Holdings PLC, 6.500%, 05/02/36		800,000	852,861
HSBC Holdings PLC, 6.500%, 09/15/37		900,000	956,884
ING Bank NV, 1.090%, 03/30/12, (06/30/10) (a)[4]		10,800,000	10,800,000
International Lease Finance Corp., 5.875%, 05/01/13		400,000	377,925
International Lease Finance Corp., 6.375%, 03/25/13		400,000	385,321
International Lease Finance Corp., Series MTN, 5.250%, 01/10/13		400,000	376,516
International Lease Finance Corp., Series MTN, 5.400%, 02/15/12		1,500,000	1,482,876
International Lease Finance Corp., Series MTN, 5.450%, 03/24/11		2,500,000	2,495,205
JPMorgan Chase & Co., 6.000%, 01/15/18		1,600,000	1,727,837
JPMorgan Chase Bank, NA, 0.587%, 06/13/16, (06/14/10)[4]		1,300,000	1,222,814
JPMorgan Chase Bank, NA, 6.000%, 10/01/17		4,500,000	4,836,550
JPMorgan Chase Capital, 6.550%, 09/29/36		400,000	382,866
Key Bank NA, 2.502%, 06/02/10, (06/02/10)[4]		2,700,000	2,704,185
Korea Development Bank, 4.375%, 08/10/15		3,500,000	3,583,937
LeasePlan Corp., NV, 3.125%, 02/10/12	EUR	1,300,000	1,786,511
Lehman Brothers Holdings, Inc., 10/22/08*[8,9]		3,900,000	862,875
Lehman Brothers Holdings, Inc., 12/23/08*[8,9]		200,000	44,250
Lehman Brothers Holdings, Inc., 04/03/09*[8,9]		4,700,000	1,039,875
Lehman Brothers Holdings, Inc., 11/16/09*[8,9]		1,200,000	265,500
Lehman Brothers Holdings, Inc., 05/25/10*[8,9]		1,000,000	221,250
Lehman Brothers Holdings, Inc., 07/18/11*[8,9]		1,700,000	376,125
Lehman Brothers Holdings, Inc., 01/24/13*[8,9]		2,000,000	455,000
Lehman Brothers Holdings, Inc., 05/02/18*[8,9]		600,000	136,500
Lloyds Banking Group Capital No. 1 PLC, 8.500%, 12/29/49 (a)[5,6]		400,000	348,000
Lloyds TSB Bank PLC, 6.350%, 10/29/49[5,6]	EUR	1,800,000	1,893,324
Merrill Lynch & Co., Inc., 0.516%, 07/25/11, (07/26/10)[4]		3,000,000	2,984,481
MetLife Global Funding, 0.290%, 05/17/10, (05/17/10) (a)[4]		4,100,000	4,100,213
MetLife Global Funding, 0.698%, 07/13/11, (07/13/10) (a)[4]		7,000,000	6,992,965
Metlife, Inc., 6.400%, 12/15/36		800,000	760,000

The accompanying notes are an integral part of these financial statements.

6

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (Continued)

	Principal Amount		Value
Financials - 25.0% (continued)
Morgan Stanley, 3.250%, 12/01/11, (FDIC Guaranteed)[11]		$1,300,000	$1,347,566
Morgan Stanley, 5.950%, 12/28/17		1,800,000	1,846,397
Morgan Stanley, 6.250%, 08/28/17		1,000,000	1,037,414
Morgan Stanley, Series MTN, 2.350%, 05/14/10, (05/14/10)[4]		3,100,000	3,101,714
National Australia Bank, Ltd., 5.350%, 06/12/13		1,500,000	1,633,203
MUFG Capital Finance, Ltd., 6.299%, 07/29/49[5,6]	GBP	400,000	560,001
Nationwide Building Society, 6.250%, 02/25/20 (a)		1,800,000	1,882,206
Pacific LifeCorp, 6.000%, 02/10/20 (a)		400,000	406,604
Petroleum Export Ltd., 5.265%, 06/15/11 (a)		118,816	117,800
Principal Life Income Funding Trust, 5.300%, 04/24/13		1,500,000	1,613,240
Principal Life Income Funding Trust, 5.550%, 04/27/15		2,300,000	2,456,883
Resona Bank Ltd., 5.850%, 04/15/49 (a)[5,6]		500,000	497,617
Royal Bank of Scotland Group PLC, 0.650%, 04/08/11, (05/13/10) (a)[4]		3,700,000	3,706,223
Royal Bank of Scotland Group PLC, 3.000%, 12/09/11 (a)		2,700,000	2,776,856
Royal Bank of Scotland Group PLC, 4.875%, 08/25/14 (a)		200,000	204,812
Royal Bank of Scotland Group PLC, 6.990%, 10/29/49 (a)[6]		2,600,000	1,924,000
Santander SA US Debt Unipersonal, 1.089%, 03/30/12, (06/30/10) (a)[4]		8,100,000	8,114,442
SLM Corp., 0.457%, 3/15/11, (06/15/10)[4]		4,500,000	4,433,742
SLM Corp., EMTN, Series 21, 3.125%, 09/17/12	EUR	1,100,000	1,395,028
State Street Capital, 1.257%, 06/15/37, (06/15/10)[4]		300,000	232,783
State Street Capital Trust III, 8.250%, 03/15/42[5,6]		2,000,000	2,054,780
Swedbank AB, 3.625%, 12/02/11	EUR	200,000	275,194
Temasek Financial I, Ltd., 4.300%, 10/25/19 (a)		900,000	907,594
TNK- BP Finance SA, 6.125%, 03/20/12 (a)		400,000	415,500
TransCapitalInvest, Ltd., 8.700%, 08/07/18 (a)		600,000	722,718
UBS AG, 5.750%, 04/25/18		1,300,000	1,364,722
UBS AG, 5.875%, 12/20/17		1,400,000	1,483,118
UBS AG, Series MTN, 1.352%, 02/23/12, (05/24/10)[4]		1,700,000	1,711,708
USB Capital IX, 6.189%, 03/29/49[5,6]		300,000	263,625
Wachovia Corp., 0.433%, 10/15/11, (07/15/10)[4]		3,500,000	3,489,339
Wachovia Corp., 5.750%, 02/01/18		4,400,000	4,744,335
Wachovia Corp., Series MTN, 0.534%, 08/01/13, (05/04/10)[4]		300,000	293,954
Wells Fargo & Co., Series K, 7.980%, 02/28/49[5,6]		21,200,000	22,472,000
Total Financials			317,869,446
Industrials - 5.8%
Amgen, Inc., 6.150%, 06/01/18		4,900,000	5,615,042
AstraZeneca PLC, 5.900%, 09/15/17		800,000	907,338
AstraZeneca PLC, 6.450%, 09/15/37		700,000	805,037
AT&T, Inc., 4.950%, 01/15/13		1,700,000	1,834,864
AT&T, Inc., 5.500%, 02/01/18		1,700,000	1,834,591
AT&T, Inc., 6.300%, 01/15/38		1,200,000	1,250,857
Codelco, Inc., 6.150%, 10/24/36 (a)		300,000	316,672

The accompanying notes are an integral part of these financial statements.

7

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (Continued)

	Principal Amount	Value
Industrials - 5.8% (continued)
Comcast Corp., 5.875%, 02/15/18	$600,000	$648,032
Comcast Corp., 6.450%, 03/15/37	600,000	630,460
Corp Nacional del Cobre de Chile, 7.500%, 01/15/19 (a)	1,500,000	1,801,422
Dexia Credit Local, 0.808%, 04/26/14, (07/29/10) (a)[4]	4,100,000	4,099,770
Gaz Capital SA, 6.212%, 11/22/16 (a)	400,000	404,500
Gaz Capital SA, 8.625%, 04/28/34	5,500,000	6,518,050
IBM Corp., 5.700%, 09/14/17	9,000,000	10,151,874
NGPL Pipeco LLC, 6.514%, 12/15/12 (a)	1,800,000	1,978,979
Peabody Energy Corp., 7.875%, 11/01/26 (a)	700,000	742,000
Petroleos Mexicanos, 8.000%, 05/03/19	5,100,000	6,018,000
Philip Morris International, Inc., 5.650%, 05/16/18	1,000,000	1,095,463
Qwest Capital Funding, Inc., 7.250%, 02/15/11	1,813,000	1,871,922
Ras Laffan Liquefied Natural Gas Co., Ltd, 5.298%, 09/30/20 (a)	900,000	938,829
Rohm & Haas Holdings, 6.000%, 09/15/17	1,100,000	1,186,765
Shell International Finance, B.V., 5.500%, 03/25/40	600,000	610,248
Sonat, Inc., 7.625%, 07/15/11	1,300,000	1,360,090
Tennessee Gas Pipeline Co., 7.000%, 10/15/28	6,145,000	6,761,884
Time Warner, Inc., 5.875%, 11/15/16	1,200,000	1,334,243
United Airlines, Inc., 10.400%, 11/01/16	500,000	542,500
UnitedHealth Group, Inc., 4.875%, 02/15/13	1,600,000	1,715,389
Vale Overseas, Ltd., 6.250%, 01/23/17	500,000	549,594
Vale Overseas, Ltd., 6.875%, 11/01/36	500,000	526,163
Verizon Wireless Capital LLC, 5.250%, 02/01/12	9,300,000	9,920,738
Total Industrials		73,971,316
Mortgage-Backed Securities - 5.9%
American Home Mortgage Investment Trust, 2.387%, 02/25/45, (06/01/10)[4]	674,874	615,291
Bank of America Funding Corp., 2.990%, 05/25/35[5]	1,043,534	1,027,212
Bear Stearns Adjustable Rate Mortgage Trust, 2.919%, 04/25/33[5]	412,338	405,250
Bear Stearns Adjustable Rate Mortgage Trust, 3.570%, 11/25/30[5]	22,690	21,550
Bear Stearns Adjustable Rate Mortgage Trust, 5.653%, 02/25/33[5]	86,664	86,624
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2, 2.560%, 08/25/35, (06/01/10)[4]	14,834,035	14,268,641
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, 2.760%, 03/25/35, (06/01/10)[4]	11,920,286	11,162,883
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 2.934%, 03/25/35, (12/25/10)[4]	7,298,937	7,124,267
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 13A1, 5.253%, 02/25/36[5]	374,802	321,775
Bear Stearns Alt-A Trust, 2.952%, 05/25/35[5]	1,542,230	1,162,119
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1, 5.119%, 09/25/35[5]	768,196	593,758
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4, 5.700%, 06/11/50	2,800,000	2,789,734
Bear Stearns Mortgage Funding Trust, 0.333%, 02/25/37, (05/25/10)[4]	460,289	456,790
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1, 2.510%, 08/25/35, (10/25/10)[4]	7,887,138	7,453,984
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class 2A1, 4.700%, 12/25/35, (07/25/10)[4]	437,745	404,483
Countrywide Alternative Loan Trust, 0.443%, 05/25/47, (05/25/10)[4]	1,492,951	846,685
Countrywide Home Loans, Inc., 5.250%, 02/20/36, (09/20/10)[4]	484,146	381,836

The accompanying notes are an integral part of these financial statements.

8

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (Continued)

	Principal Amount		Value
Mortgage-Backed Securities - 5.9% (continued)
Greenpoint Mortgage Funding Trust, 0.343%, 10/25/46, (05/25/10)[4]		$731,273	$680,881
Greenpoint Mortgage Funding Trust, 0.343%, 01/25/47, (05/25/10)[4]		850,409	798,759
GS Mortgage Securities Corp., 0.339%, 03/06/20, (05/06/10) (a)[4]		2,223,170	2,147,609
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.208%, 11/25/35[5]		1,817,322	1,768,371
Impac Secured Assets Corp., 0.343%, 01/25/37, (05/25/10)[4]		74,293	73,099
IndyMac Index Mortgage Loan Trust, 0.353%, 11/25/46, (05/25/10)[4]		199,991	199,482
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 1A1, 2.874%, 01/25/36[5]		1,867,365	1,328,462
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.336%, 05/15/47		2,100,000	2,074,702
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 5.015%, 02/25/35[5]		1,009,132	1,023,007
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A, 0.473%, 02/25/36, (05/25/10)[4]		902,539	714,302
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 0.513%, 11/25/35, (05/25/10)[4]		230,227	193,405
Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.809%, 12/12/49		3,000,000	3,052,727
Prime Mortgage Trust, 0.663%, 02/25/19, (05/25/10)[4]		33,316	31,654
Prime Mortgage Trust, 0.663%, 02/25/34, (05/25/10)[4]		231,618	210,579
Structured Asset Mortgage Investments, Inc., 0.916%, 09/19/32, (05/19/10)[4]		400,228	358,090
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A2, 0.506%, 07/19/35, (05/19/10)[4]		979,665	845,471
Structured Asset Securities Corp., 2.392%, 01/25/32[5]		25,446	25,426
Structured Asset Securities Corp., 2.461%, 10/25/35 (a)[5]		907,621	766,679
Thornburg Mortgage Securities Trust, 0.373%, 12/25/36, (05/25/10)[4]		1,056,924	1,034,032
Wachovia Bank Commercial Mortgage Trust, 0.334%, 06/15/20, (05/15/10) (a)[4]		2,547,462	2,264,197
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A, Class A1, 0.344%, 09/15/21, (05/15/10) (a)[4]		4,586,352	4,112,503
Washington Mutual Mortgage Pass-Through, 1.663%, 11/25/42, (06/01/10)[4]		178,737	156,095
Washington Mutual Mortgage Pass-Through, Series 2005-AR13, Class A1A1, 0.553%, 10/25/45, (05/25/10)[4]		354,672	297,740
Washington Mutual MSC Mortgage Pass-Through, 2.862%, 02/25/31[5]		3,645	3,427
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 4.940%, 03/25/36[5]		2,003,655	1,873,439
Total Mortgage-Backed Securities			75,157,020
Utilities - 0.5%
Enel Finance International SA, 6.800%, 09/15/37 (a)		5,800,000	6,156,474
Total Corporate Bonds(cost $500,793,061)			504,981,868
Foreign Government and Agency Obligations - 2.3%
Brazil Notas do Tesouro Nacional, Series Notas Tesouro Nacional F, 10.000%, 01/01/17	BRL	150,000	800,344
Bundesrepublik Deutschland, 3.250%, 01/04/20	EUR	12,400,000	16,930,789
Canadian Government, 2.000%, 12/01/14	CAD	4,000,000	3,786,100
Canadian Government, 4.500%, 06/01/15	CAD	400,000	421,819
Export-Import Bank of China, The, 4.875%, 07/21/15 (a)		300,000	321,829
France Government, 3.500%, 04/25/20	EUR	1,600,000	2,167,463
France Treasury Note, 2.500%, 01/15/15	EUR	2,000,000	2,713,464
Mexico Government International Bond, 6.050%, 01/11/40		800,000	788,000
Societe Financement de l’Economie Francaise, 0.504%, 07/16/12, (07/16/10) (a)[4]		1,000,000	1,004,530
Total Foreign Government and Agency Obligations (cost $29,036,819)			28,934,338

The accompanying notes are an integral part of these financial statements.

9

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (Continued)

	Principal Amount	Value
U.S. Government and Agency Obligations - 24.7%
Federal Home Loan Bank - 0.1%
FHLB, 1.000%, 12/28/11	$700,000	$701,042
Federal Home Loan Mortgage Corporation - 8.2%
FHLMC, 0.216%, 09/19/11, (05/19/10)[4,7]	9,300,000	9,293,788
FHLMC, 0.404%, 07/15/19 to 08/15/19, (05/15/10)[4]	5,599,303	5,573,441
FHLMC, 0.554%, 05/15/36, (05/15/10)[4]	1,306,888	1,316,763
FHLMC, 0.754%, 09/15/30, (05/15/10)[4]	47,268	47,269
FHLMC, 1.125%, 06/01/11 to 12/15/11	6,900,000	6,936,298
FHLMC, 3.331%, 07/01/30, (07/01/10)[4]	2,801	2,901
FHLMC, 3.641%, 11/01/34, (09/01/10)[4]	2,063,840	2,151,713
FHLMC, 5.000%, 04/18/17	3,400,000	3,729,348
FHLMC, 5.003%, 08/01/35, (08/01/15)[4]	233,202	244,924
FHLMC, 5.500%, 08/01/37	2,063,176	2,184,086
FHLMC, 5.500%, TBA	30,000,000	31,692,180
FHLMC, 6.000%, 02/01/16 to 09/01/16	117,354	126,601
FHLMC, 6.000%, TBA	30,000,000	32,114,070
FHLMC, 6.500%, 01/01/26 to 08/15/31	7,647,077	8,347,329
FHLMC, 7.000%, 11/15/20	23,341	25,082
FHLMC, 7.500%, 08/15/30	314,784	352,395
FHLMC Gold Pool, 6.000%, 05/01/16 to 02/01/38	383,059	410,811
FHLMC Structured Pass Through Securities, 1.663%, 02/25/45, (06/01/10)[4]	172,403	173,895
Total Federal Home Loan Mortgage Corporation		104,722,894
Federal National Mortgage Association - 10.0%
FNMA, 0.323%, 12/25/36, (05/25/10)[4]	835,593	826,581
FNMA, 0.573%, 04/25/37, (05/25/10)[4]	1,288,549	1,274,785
FNMA, 1.663%, 07/01/44, (05/01/10)[4]	303,102	299,604
FNMA, 2.979%, 05/25/35, (05/25/10)[4]	272,328	274,481
FNMA, 3.500%, 07/01/11	158,294	162,178
FNMA, 3.930%, 05/01/36, (05/01/10)[4]	1,446,066	1,461,259
FNMA, 4.115%, 05/01/36, (05/01/10)[4]	805,676	824,805
FNMA, 4.500%, TBA	6,000,000	6,050,628
FNMA, 4.679%, 09/01/35, (08/01/10)[4]	2,887,821	3,024,058
FNMA, 4.808%, 06/01/35, (06/01/10)[4]	4,731,992	4,918,754
FNMA, 5.000%, 04/25/33	2,217,765	2,358,446
FNMA, 5.030%, 05/01/35, (05/01/15)[4]	250,255	265,635
FNMA, 5.500%, 12/01/16 to 02/01/38	8,524,809	9,070,771
FNMA, 6.000%, 04/01/16 to 08/01/39	59,853,655	63,836,465
FNMA, 6.000%, TBA	24,000,000	25,627,514
FNMA, 6.500%, 05/25/33 to 04/01/37	5,737,227	6,206,013
FNMA, 7.200%, 05/25/23	670,126	748,930
FNMA Whole Loan, 6.500%, 12/25/42	306,240	335,465
Total Federal National Mortgage Association		127,566,372

The accompanying notes are an integral part of these financial statements.

10

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association - 0.9%
GNMA, 3.125%, 11/20/24 to 11/20/29, (01/01/11)[4]	$326,639	$335,823
GNMA, 3.625%, 08/20/25, (10/01/10)[4]	24,984	25,780
GNMA, 4.375%, 04/20/21, (07/01/10)[4]	7,105	7,366
GNMA, 4.375%, 03/20/24, (04/01/11)[4]	38,501	39,968
GNMA, 6.000%, TBA	2,000,000	2,145,000
GNMA, 6.500%, 06/20/28	826,888	877,376
GNMA, 6.750%, 10/16/40[5]	7,605,688	8,433,561
Total Government National Mortgage Association		11,864,874
United States Treasury Securities - 5.6%
U.S. Treasury Bonds, 3.500%, 02/15/39	4,200,000	3,509,625
U.S. Treasury Bonds, 4.250%, 05/15/39[7]	2,500,000	2,387,500
U.S. Treasury Bonds, 4.375%, 02/15/38	4,500,000	4,410,000
U.S. Treasury Bonds, 4.625%, 02/15/40	12,800,000	13,004,006
U.S. Treasury Bonds, 5.375%, 02/15/31	5,400,000	6,131,533
U.S. Treasury Notes, 2.375%, 02/28/15	1,303,000	1,304,026
U.S. Treasury Notes, 2.500%, 04/30/15	16,900,000	16,964,676
U.S. Treasury Notes, 3.125%, 04/30/17	8,700,000	8,706,795
U.S. Treasury Notes, 3.625%, 02/15/20[7]	11,300,000	11,268,224
U.S. Treasury Notes, 4.375%, 11/15/39	2,200,000	2,145,343
U.S. Treasury Notes, 4.750%, 02/15/37	1,800,000	1,878,469
Total United States Treasury Securities		71,710,197
Total U.S. Government and Agency Obligations (cost $310,729,428)		316,565,379
Municipal Bonds - 2.5%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007 A-2, 5.875%, 06/01/30	1,000,000	846,380
California Infrastructure & Economic Development Bank Revenue, UCSF Neurosciences Building 19A, Taxable Build America, Series 2010 B, 6.486%, 05/15/49	1,000,000	1,028,840
California State General Obligation, 5.650%, 04/01/39	1,200,000	1,278,504
California State General Obligation, 7.500%, 04/01/34	1,300,000	1,427,946
California State General Obligation, 7.550%, 04/01/39	1,300,000	1,436,682
California State General Obligation, 7.950%, 03/01/36	1,100,000	1,169,949
California State University Systemwide Revenue, Series 2009 A, 5.250%, 11/01/38	500,000	517,375
California State University Systemwide Revenue, Taxable Build America, Series 2010 B, 6.434%, 11/01/30	700,000	713,251
Calleguas-Las Virgenes, CA Public Financing Authority Water Revenue, Calleguas Municipal Water District, Taxable Build America, Series 2010 B, 5.944%, 07/01/40	1,000,000	1,015,140
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Taxable Build America, Series 2010 B, 6.200%, 12/01/40	1,000,000	1,034,690
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Pension Funding, Series 2008 A, 6.300%, 12/01/21	100,000	106,767
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Retiree Health Care, Series 2008 B, 6.300%, 12/01/21	200,000	213,534
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Pension Funding, Series 2008 A, 6.899%, 12/01/40	1,600,000	1,795,280

The accompanying notes are an integral part of these financial statements.

11

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (Continued)

	Principal Amount		Value
Municipal Bonds - 2.5% (continued)
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Retiree Health Care, Series 2008 B, 6.899%, 12/01/40	$1,700,000		$1,907,485
Clark County, NV Airport System Revenue, Taxable Build America, Series 2010 C, 6.820%, 07/01/45	800,000		883,472
Illinois Municipal Electric Agency Power Supply System Revenue, Taxable Build America, Series 2009 C, 6.832%, 02/01/35	800,000		850,800
Illinois State General Obligation, 4.071%, 01/01/14	1,200,000		1,216,272
Illinois State General Obligation, Taxable Build America, Series 2010-3, 6.725%, 04/01/35	400,000		412,000
Los Angeles, CA Unified School District General Obligation, Series A-1, 4.500%, 07/01/22 (AGM Insured)[11]	3,600,000		3,747,276
Los Angeles, CA Unified School District General Obligation, Taxable Build America, Series 2010 RY, 6.758%, 07/01/34	4,000,000		4,332,920
North Carolina Turnpike Authority State Annual Appropriation Revenue, Triangle Expressway System, Taxable Build America, Series 2009 B, 6.700%, 01/01/39	900,000		950,040
Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Taxable Build America, Series 2009 A, 7.242%, 01/01/41	1,200,000		1,219,872
Texas State Transportation Commission Mobility Fund, Series 2005 A, 4.750%, 04/01/35	700,000		710,983
Truckee Meadows Water Authority, NV Water Revenue, Series 2005 A, 5.000%, 07/01/36	200,000		199,986
University of California General Revenue, Taxable Build America, Series 2009 R, 6.270%, 05/15/31	2,500,000		2,541,250
Total Municipal Bonds (cost $29,646,341)			31,556,694
Municipal Bond Funds - 0.5%
Dreyfus Municipal Income, Inc.	37,500		343,875
DWS Municipal Income Trust	55,000		669,900
MFS Municipal Income Trust	53,800		370,682
Nuveen Performance Plus Municipal Fund	55,000		785,400
Nuveen Premium Income Municipal Fund II	55,000		764,500
Nuveen Premium Income Municipal Fund IV	55,000		698,500
Nuveen Quality Income Municipal Fund	55,000		790,900
Putnam Municipal Opportunities Trust	33,648	[2]	384,597
Van Kampen Municipal Income Trust II	61,796		735,372
Van Kampen Trust for Investment Grade Municipals	55,000		778,800
Total Municipal Bond Funds (cost $6,544,612)			6,322,526
Common Stocks - 0.1%	Shares
Royal Bank of Scotland (cost $1,047,024)	1,713,013		1,424,519
Preferred Stocks - 0.4%
DG Funding Trust, 0.454%, (06/30/10) (a)[4,8] (cost $6,037,773)	573		4,659,078
Short-Term Investments - 60.7%
Other Investment Companies - 0.5%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.18%[3]	1,475,000		1,475,000
BNY Institutional Cash Reserves Fund, Series B*[3,10]	643,217		139,096
Dreyfus Cash Management Fund, Institutional Class Shares, 0.09%[12]	4,347,152		4,347,152
Total Other Investment Companies			5,961,248

The accompanying notes are an integral part of these financial statements.

12

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (Continued)

	Principal Amount	Value
Repurchase Agreements - 46.8%
Banc of America Securities LLC, dated 04/29/10, due 05/03/10, 0.19%, total to be received $123,801,960 (secured by $130,933,131 U.S. Treasury Bonds, 4.480%, 02/15/36)	$123,800,000	$123,800,000
TD Securities LLC, dated 04/30/10, due 05/03/10, 0.20%, total to be received $156,000,867 (secured by $160,037,403 U.S. Treasury Notes, 3.794%, 05/15/21)	156,000,000	156,000,000
Morgan Stanley & Co., dated 04/30/10, due 05/03/10, 0.19%, total to be received $140,100,739 (secured by $143,583,622 U.S. Treasury Notes, 2.147%, 08/31/14)	140,100,000	140,100,000
TD Securities LLC, dated 04/29/10, due 05/03/10, 0.20%, total to be received $176,002,933 (secured by $194,424,977 U.S. Treasury Bonds 4.352%, 02/15/29)	176,000,000	176,000,000
Total Repurchase Agreements		595,900,000
U.S. Government and Agency Discount Notes - 13.4%
FHLMC Discount Notes, 0.163%, 07/14/10[13]	62,200,000	62,177,607
FHLMC Discount Notes, 0.204%, 08/18/10[13]	24,700,000	24,686,045
FNMA Discount Notes, 0.160%, 06/14/10[13]	10,000,000	9,998,600
FNMA Discount Notes, 0.190%, 08/02/10[13]	24,700,000	24,688,144
U.S. Treasury Bills, 0.150%, 07/08/10[7,13]	24,000,000	23,993,760
U.S. Treasury Bills, 0.186%, 08/26/10[7,13]	24,840,000	24,825,965
Total U.S. Government and Agency Discount Notes		170,370,121
Total Short-Term Investments (cost $772,720,624)		772,231,369
Total Investments - 130.9%(cost $1,656,555,682)		1,666,675,771
Other Assets, less Liabilities - (30.9)%		(393,757,158)
Net Assets - 100.0%		$1,272,918,613

Note: Based on the cost of investments of $1,656,948,491 for Federal income tax purposes at April 30, 2010, the aggregate gross unrealized appreciation and depreciation were $33,974,946 and $24,247,666, respectively, resulting in net unrealized appreciation of investments of $9,727,280.

*	Non-income-producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2010, the value of these securities amounted to $122,958,740, or 9.7 % of net assets.
[1]

Yield shown for each investment company listed represents the April 30, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these securities, amounting to a market value of $2,305,540, or 0.2% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]	Floating Rate Security. The rate listed is as of April 30, 2010. Date in parentheses represents the security’s next coupon rate reset.
[5]	Variable Rate Security. The rate listed is as of April 30, 2010 and is periodically reset subject to terms and conditions set forth in the debenture.
[6]	Perpetuity Bond. The date shown is the final call date.
[7]	Some or all of this security is held as collateral for futures contracts, amounting to a market value of $5,322,385, or 0.4% of net assets.
[8]

Illiquid Security. A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities.

[9]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
[10]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

[11]	Securities in the portfolio were backed by insurance of financial institutions and financial guaranty assurance agencies amounted to $24,952,926, or 2.0% of net assets.
[12]	Collateral received from brokers for swap contracts in the amount of $2,930,000, or 0.2% of net assets were invested in this short-term investment.
[13]	Yield shown represents yield to maturity at April 30, 2010.

Investment Definitions and Abbreviations:
AGM:	Assured Guaranty Municipal Corp.
EMTN:	European Medium Term Note
FDIC:	Federal Deposit Insurance Corp.
FHLB:	Federal Home Loan Bank
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GNMA:	Government National Mortgage Association
MTN:	Medium Term Note
TBA:	To Be Announced

Abbreviations have been used throughout the portfolio to indicate amounts shown in currencies other than the U.S. dollar (USD):

BRL:	Brazilian Real
CAD:	Canadian Dollar
EUR:	Euro
GBP:	British Pound

The accompanying notes are an integral part of these financial statements.

13

Managers PIMCO Bond Fund

Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Investments at value* (including securities on loan valued at $2,305,540)	$1,666,675,771
Foreign currency**	992,736
Receivable for delayed delivery investments sold	5,683,170
Receivable for Fund shares sold	4,437,923
Swap premiums paid	1,505,166
Unrealized appreciation on swaps	3,336,892
Variation margin receivable	803,151
Unrealized appreciation on foreign currency contracts	1,011,551
Dividends, interest and other receivables	6,096,094
Prepaid expenses	51,458
Total assets	1,690,593,912
Liabilities:
Payable for investments purchased	296,176,772
Payable to brokers upon termination of swap contracts	4,389,048
Payable for delayed delivery investments purchased	108,403,067
Payable for Fund shares repurchased	2,780,647
Payable upon return of securities loaned	2,118,217
Options written (premiums received $4,589,622)	1,624,119
Variation margin payable	190,393
Swap premiums received	269,759
Unrealized depreciation on swaps	490,056
Unrealized depreciation on foreign currency contracts	248,912
Dividends payable to shareholders	241,941
Accrued expenses:
Investment advisory and management fees	277,964
Administrative fees	257,297
Other	207,107
Total liabilities	417,675,299
Net Assets	$1,272,918,613
Shares outstanding	118,770,816
Net asset value, offering and redemption price per share	$10.72
Net Assets Represent:
Paid-in capital	$1,234,120,093
Undistributed net investment loss	(1,616,463)
Accumulated net realized gain from investments, options, futures, swaps, and foreign currency transactions	20,039,711
Net unrealized appreciation of investments, options, futures, swaps, and foreign currency translations	20,375,272
Net Assets	$1,272,918,613
* Investments at cost	$1,656,555,682
** Foreign currency at cost	$992,469

The accompanying notes are an integral part of these financial statements.

14

Managers PIMCO Bond Fund

Statement of Operations

For the six months ended April 30, 2010 (unaudited)

Investment Income:
Interest income	$17,604,807
Dividend income	217,828
Securities lending fees	4,622
Total investment income	17,827,257
Expenses:
Investment advisory and management fees	2,357,196
Administrative fees	1,473,247
Transfer agent	183,812
Professional fees	160,178
Custodian	141,070
Trustees fees and expenses	47,048
Reports to shareholders	45,636
Registration fees	25,847
Insurance	25,008
Miscellaneous	9,602
Total expenses before offsets	4,468,644
Expense reimbursements	(755,065)
Fee waivers	(294,650)
Expense reductions	(995)
Net expenses	3,417,934
Net investment income	14,409,323
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments, options, futures and swap transactions	21,133,623
Net realized gain on foreign currency transactions	2,970,982
Net unrealized appreciation of investments, options, futures, swaps and foreign currency translations	9,479,995
Net realized and unrealized gain	33,584,600
Net increase in net assets resulting from operations	$47,993,923

The accompanying notes are an integral part of these financial statements.

15

Managers PIMCO Bond Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2010 (unaudited) and for the fiscal year ended October 31, 2009

	2010	2009
Increase (Decrease) in Net Assets From Operations:
Net investment income	$14,409,323	$37,657,178
Net realized gain on investments, options, futures, swaps and foreign currency transactions	24,104,605	49,219,652
Net unrealized appreciation of investments, options, futures, swaps and foreign currency translations	9,479,995	103,136,316
Net increase in net assets resulting from operations	47,993,923	190,013,146
Distributions to Shareholders:
From net investment income	(20,398,152)	(49,075,351)
From net realized gain on investments	(14,261,392)	(69,131,312)
Total distributions to shareholders	(34,659,544)	(118,206,663)
From Capital Share Transactions:
Proceeds from the sale of shares	279,420,641	384,079,754
Reinvestment of dividends	29,906,495	104,726,190
Cost of shares repurchased	(163,906,769)	(482,953,055)
Net increase from capital share transactions	145,420,367	5,852,889
Total increase in net assets	158,754,746	77,659,372
Net Assets:
Beginning of period	1,114,163,867	1,036,504,495
End of period	$1,272,918,613	$1,114,163,867
End of period undistributed net investment income (loss)	$(1,616,463)	$4,372,366

Share Transactions:
Sale of shares	26,381,687	38,751,647
Shares issued in connection with reinvestment of dividends	2,855,512	11,025,577
Shares repurchased	(15,488,424)	(50,015,482)
Net increase (decrease) in shares	13,748,775	(238,258)

The accompanying notes are an integral part of these financial statements.

16

Managers PIMCO Bond Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2010 (unaudited)	For the fiscal year ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.61	$9.85	$10.41	$10.31	$10.31	$10.79
Income from Investment Operations:
Net investment income	0.13	0.49	0.57	0.47	0.47	0.37
Net realized and unrealized gain (loss) on investments	0.30	1.44	(0.61)	0.13	(0.00)[3]	(0.17)
Total from investment operations	0.43	1.93	(0.04)	0.60	0.47	0.20
Less Distributions to Shareholders from:
Net investment income	(0.19)	(0.49)	(0.52)	(0.50)	(0.47)	(0.35)
Net realized gain on investments	(0.13)	(0.68)	—	—	—	(0.33)
Total distributions to shareholders	(0.32)	(1.17)	(0.52)	(0.50)	(0.47)	(0.68)
Net Asset Value, End of Period	$10.72	$10.61	$9.85	$10.41	$10.31	$10.31
Total Return [1]	4.10%[4]	20.62%	(0.60)%	5.96%	4.75%	2.00%
Ratio of net operating expenses to average net assets	0.58%[5]	0.58%	0.58%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets [1]	2.45%[5]	3.78%	4.47%	4.86%	4.72%	3.43%
Portfolio turnover	203%[4]	531%	431%	249%	244%	392%
Net assets at end of period (000’s omitted)	$1,272,919	$1,114,164	$1,036,504	$1,207,072	$1,163,251	$971,130

Ratios absent expense offsets: [2]
Ratio of total expenses to average net assets	0.76%[5]	0.78%	0.75%	0.77%	0.77%	0.72%
Ratio of net investment income to average net assets	2.27%[5]	3.58%	4.30%	4.69%	4.55%	3.31%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Rounds to less than ($0.01) per share.
[4]	Not Annualized.
[5]	Annualized.

17

Managers PIMCO Bond Fund

Notes to Financial Statements

April 30, 2010 (unaudited)

1. Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of investment series. Included in this report is the Managers PIMCO Bond Fund (the “Fund”) (formerly Managers Fremont Bond Fund). Effective January 1, 2010, the Fund was renamed Managers PIMCO Bond Fund.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by the third-party pricing services approved by the Board of Trustees of the Fund. Under certain circumstances, the value of certain Fund investments may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. In accordance with procedures approved by the Board of Trustees, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

18

Managers PIMCO Bond Fund

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Fund’s net assets by the above fair value hierarchy levels as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Managers PIMCO Bond Fund
Investments in Securities
Corporate Bonds
Asset-Backed Securities	—	$31,827,612	—	$31,827,612
Financials	—	317,869,446	—	317,869,446
Industrials	—	73,971,316	—	73,971,316
Mortgage-Backed Securities	—	75,157,020	—	75,157,020
Utilities	—	6,156,474	—	6,156,474
Foreign Government and Agency Obligations	—	28,934,338	—	28,934,338
U.S. Government and Agency Obligations
Federal Home Loan Bank	—	701,042	—	701,042
Federal Home Loan Mortgage Corporation	—	191,586,546	—	191,586,546
Federal National Mortgage Association	—	162,253,116	—	162,253,116
Government National Mortgage Association	—	11,864,874	—	11,864,874
United States Treasury Securities	—	120,529,922	—	120,529,922
Municipal Bonds	—	31,556,694	—	31,556,694
Municipal Bond Funds	$6,322,526	—		6,322,526
Common Stocks	1,424,519			1,424,519
Preferred Stocks	—	4,659,078	—	4,659,078
Short-Term Investments
Other Investment Companies	5,822,152	139,096	—	5,961,248
Repurchase Agreements	—	595,900,000	—	595,900,000

Total Investments in Securities	$13,569,197	$1,653,106,574	—	$1,666,675,771

Derivatives[1]
Credit Contracts		$613,101	—	$613,101
Foreign Exchange Contracts		787,684	—	787,684
Interest Rate Contracts	$3,708,778	5,174,193	—	8,882,971

Total Derivatives	$3,708,778	$6,574,978	—	$10,283,756

[1]	Derivatives such as futures, forwards, options and swaps are not reflected in the Schedule of Portfolio Investments, and are valued at the unrealized appreciation/depreciation of the instrument.

19

Managers PIMCO Bond Fund

Notes to Financial Statements (continued)

The fair values of derivative instruments at April 30, 2010, were as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Unrealized appreciation on swap contracts	$613,101	Unrealized depreciation on swap contracts	—
Interest rate contracts	Unrealized appreciation on swap contracts	2,723,791	Unrealized depreciation on swap contracts	$490,056
Interest rate contracts	—	—	Options written	1,624,119
Interest rate contracts	Variation margin receivable on futures contracts*	803,151	Variation margin payable on futures contracts*	190,393
Foreign exchange contracts	Unrealized appreciation of foreign currency contracts	1,011,551	Unrealized depreciation of foreign currency contracts	248,912

Totals		$5,151,594		$2,553,480

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

For the six months ended April 30, 2010, the effect of derivative instruments on the Statement of Operations and the amount of realized gain/(loss) on derivatives recognized in income were as follows:

Derivatives not accounted for as hedging instruments	Futures	Forward Currency Contracts	Options	Swaps	Total
Credit contracts	—	—	—	$110,814	$110,814
Foreign exchange contracts	—	$3,445,698	$105,735	—	3,551,432
Interest rate contracts	$5,772,079	—	3,345,883	3,794,815	12,912,778

Totals	$5,772,079	$3,445,698	$3,451,618	$3,905,629	$16,575,024

The change in unrealized gain/ (loss) on derivatives recognized in income were as follows:

Derivatives not accounted for as hedging instruments	Futures	Forward Currency Contracts	Options	Swaps	Total
Credit contracts	—	—	—	$458,004	$458,004
Foreign exchange contracts	—	$841,405	—	—	841,405
Interest rate contracts	($404,362)	—	$1,221,642	(1,853,797)	(1,036,517)

Totals	($404,362)	$841,405	$1,221,642	($1,395,793)	$262,892

Open derivatives as of April 30, 2010, which is also indicative of activity for the six months ended April 30,32010, can be found in the Notes to Financial Statements.

20

Managers PIMCO Bond Fund

Notes to Financial Statements (continued)

b. Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a “balance credit” arrangement with The Bank of New York Mellon (formerly The Bank of New York) (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended April 30, 2010, there were no balance credits to reduce the custodian expense.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the Federal funds rate on the day of the overdraft. For the six months ended April 30, 2010, the Fund did not incur overdraft fees.

The Trust also has a balance credit arrangement with its Transfer Agent, PNC Global Investment Servicing (U.S.) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended April 30, 2010, the transfer agent expense was reduced by $995.

Total returns and net investment income for the Fund would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d. Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared daily and paid monthly. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2006-2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At April 30, 2010, certain unaffiliated shareholders of record, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Fund as follows: 2 collectively own 37%. Transactions by these shareholders may have a material impact on the Fund.

g. Repurchase Agreements

The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At April 30, 2010, the market value of repurchase agreements outstanding was $595,900,000.

h. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized

21

Managers PIMCO Bond Fund

Notes to Financial Statements (continued)

gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

i. Securities Transacted on a When Issued Basis

The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities according to the procedures described under “Valuation of Investments,” in footnote 1a above. Each contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. There were no TBA sale commitments outstanding at April 30, 2010.

2. Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement dated January 15, 2005, under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), provides or oversees investment management services to the Fund. The Investment Manager selects subadvisors for the Fund (subject to Trustee approval) and monitors each subadvisor’s investment programs and results. The Fund’s investment portfolio is managed by a portfolio manager who serves pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. The annual investment management fee rate, as a percentage of average daily net assets for the six months ended April 30, 2010, was 0.40%.

The Trust has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. For its services, the Administrator is paid a fee at a rate of 0.25% per annum. For the six months ended April 30, 2010, the Administrator voluntarily agreed to waive 0.05% of its fee amounting to $294,650. During the six months ended April 30, 2010, the Fund paid administration fees of $1,178,597, net of waivers.

The Investment Manager has contractually agreed, through at least March 1, 2011, to limit net annual fund operating expenses (exclusive of brokerage costs, acquired fund fees and expenses, interest, taxes and extraordinary expenses) to 0.58% of average daily net assets of the Fund.

The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the previously stated expense limitation percentage of the Fund’s average daily net assets. For the six months ended April 30, 2010, the Fund made no such repayments to the Investment Manager. At April 30, 2010, the cumulative amount of expense reimbursement by the Investment Manager subject to repayment by the Fund equaled $3,854,540.

The aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. The Chairman of the Audit Committee receives an additional payment of $5,000 per year. The “Trustees fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

22

Managers PIMCO Bond Fund

Notes to Financial Statements (continued)

On June 23, 2009, the Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the Managers Family of Funds (the “Fund Family”). Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Funds’ Board of Trustees (the “Board”), and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended April 30, 2010, the Fund neither borrowed from nor lent to other Funds in the Fund Family.

3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2010, were $2,144,872,466 and $2,141,278,500, respectively. Purchases and sales of U.S. Government securities for the six months ended April 30, 2010, were $1,624,685,334 and $1,686, 030,941, respectively.

4. Portfolio Securities Loaned

The Fund may participate in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

In September 2008, BNYM advised the Investment Manager that the ICRF had exposure to certain defaulted debt obligations, and that BNYM had established separate sleeves of the ICRF to hold these securities. The net impact of these positions is not material to the Fund. The Fund’s position in the separate sleeves of the ICRF Fund is included in the Schedule of Investments and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statement of Assets and Liabilities and Statement of Operations.

5. Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if the Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7. Futures Contracts

The Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

At April 30, 2010, the Fund had the following open futures contracts:

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
90-Day Eurodollar	2,593	Long	06/14/10-03/21/11	$1,839,175
90-Day Pound Sterling Interest Rate	206	Long	06/06/10-12/15/10	80,090
Euro-Bund 10-Year Bond	78	Long	06/08/10	230,207
U.S. Treasury 2-Year Note	561	Long	06/30/10	269,125
U.S. Treasury 5-Year Note	130	Long	06/30/10	59,478
U.S. Treasury 10-Year Note	1,296	Long	06/21/10	1,230,703

Total				$3,708,778

23

Managers PIMCO Bond Fund

Notes to Financial Statements (continued)

8. Interest Rate Caps, Swap Contracts and Options

The Fund may enter into over-the-counter transactions involving interest rate caps, swap contracts, or purchased and written (sold) options to enter into such contracts, in order to manage interest rate risk. In an interest rate cap agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Swap contracts represent an agreement between counterparties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counterparty which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counterparty to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counterparties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund may thus assume the risk that payments owed the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized gain (loss). In each of the written contracts, the Fund pays a premium, to the counterparty, in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counterparty only on the date specified in each contract. The Fund holds zero coupon swaps in which one party makes regular payments while the other party makes one lump sum payment, typically at the end of the contract. The Fund also sold credit protection through credit default swaps. Under the terms of the swaps, the seller of the credit protection receives a periodic payment amount (premium) from the buyer that is a fixed percentage amount applied to a notional principal amount. In return, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

At April 30, 2010, the Fund had the following open swap contracts:

Pay - Floating Rate Index	Receive	Counterparty	Maturity	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)
Interest Rate Swaps
28-Day MXN TIIE	Fixed Rate 7.330%	JPM	01/28/15	MXN	$34,000,000	$(2,192)	$49,810
28-Day MXN TIIE	Fixed Rate 7.340%	BRC	01/28/15	MXN	52,000,000	(1,651)	76,229
3-Month AUD-BBR-BBSW	Fixed Rate 4.500%	DUB	06/15/11	AUD	27,000,000	7,993	(165,949)
3-Month USD-LIBOR-BBA	Fixed Rate 4.000%	RYL	12/16/14		2,700,000	49,917	171,864
3-Month USD-LIBOR-BBA	Fixed Rate 4.000%	RYL	06/16/15		15,500,000	824,909	122,369
6-Month AUD-BBR-BBSW	Fixed Rate 6.000%	UAG	09/15/12	AUD	15,300,000	—	86,695
6-Month EUR-EURIBOR-Reuters	Fixed Rate 3.000%	BRC	06/16/15	EUR	16,300,000	58,341	579,170
6-Month EUR-EURIBOR-Reuters	Fixed Rate 3.000%	DUB	06/16/15	EUR	17,800,000	3,867	692,310
6-Month EUR-EURIBOR-Reuters	Fixed Rate 4.500%	BPS	03/18/14	EUR	2,200,000	(24,210)	310,304
6-Month France CPI Excl. Tobacco Index	Fixed Rate 2.103%	BRC	10/15/10	EUR	3,900,000	(7,802)	166,126
6-Month France CPI Excl. Tobacco Index	Fixed Rate 2.146%	UAG	10/15/10	EUR	1,000,000	—	53,733

Totals						$909,172	$2,142,661

24

Managers PIMCO Bond Fund

Notes to Financial Statements (continued)

Reference Entity	Receive	Counterparty	Maturity	Rating[2]	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)
Credit Default Swaps - Sell Protection[1]
American International Group, Inc.	Fixed Rate 5.000%	JPM	09/20/16	A-	$800,000	$(61,948)	$158,931
Brazil Federative Republic Bond	Fixed Rate 1.520%	MSC	01/20/17	BBB-	3,000,000	—	45,323
Brazil Federative Republic Bond	Fixed Rate 1.950%	MSC	08/20/16	BBB-	3,500,000	—	138,921
CDX.EM.12 Index	Fixed Rate 5.000%	DUB	12/20/14	N/A	1,000,000	92,005	34,099
CDX.EM.13 Index	Fixed Rate 5.000%	DUB	12/20/14	N/A	1,000,000	130,361	2,690
China Government	Fixed Rate 1.000%	RYL	06/20/15	A+	1,900,000	31,926	1,683
Citigroup Inc.	Fixed Rate 1.000%	BRC	03/20/11	A-	200,000	(933)	1,155
Citigroup Inc.	Fixed Rate 1.000%	UAG	03/20/11	A-	800,000	(3,521)	4,412
General Electric Capital Corp.	Fixed Rate 1.000%	BPS	09/20/10	AA	5,600,000	(24,727)	37,414
General Electric Capital Corp.	Fixed Rate 1.000%	DUB	09/20/11	AA	3,600,000	(39,015)	50,066
General Electric Capital Corp.	Fixed Rate 5.000%	JPM	09/20/11	AA	2,000,000	60,682	65,766
Mexico Government	Fixed Rate 1.000%	BRC	03/20/15	BBB	700,000	(15,025)	11,607
Mexico Government	Fixed Rate 1.000%	DUB	03/20/15	BBB	1,100,000	(24,094)	18,724
Japan Government	Fixed Rate 1.000%	DUB	03/20/15	AA	400,000	4,483	1,954
Japan Government	Fixed Rate 1.000%	JPM	03/20/15	AA	600,000	6,863	2,792
Panama Government	Fixed Rate 1.250%	JPM	01/20/17	BB+	200,000	—	690
United Kingdom Gilt	Fixed Rate 1.000%	DUB	12/20/14	AAA	1,400,000	9,084	9,790
United Kingdom Gilt	Fixed Rate 1.000%	JPM	12/20/14	AAA	200,000	1,383	1,307
United Kingdom Gilt	Fixed Rate 1.000%	BPS	12/20/14	AAA	200,000	1,383	1,307
United Kingdom Gilt	Fixed Rate 1.000%	BPS	03/20/15	AAA	700,000	3,175	6,120
United Kingdom Gilt	Fixed Rate 1.000%	JPM	03/20/15	AAA	1,300,000	5,304	11,959
United Kingdom Gilt	Fixed Rate 1.000%	JPM	06/20/15	AAA	3,900,000	44,729	6,385

Totals						$222,119	$613,101

25

Managers PIMCO Bond Fund

Notes to Financial Statements (continued)

Pay - Floating Rate Index	Receive	Counterparty	Maturity	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)
Zero Coupon Swaps
1-Year BRL-CDI	Fixed Rate 10.575%	UAG	01/02/12	BRL	$6,700,000	$(36,888)	$(71,166)
1-Year BRL-CDI	Fixed Rate 10.600%	JPM	01/02/12	BRL	600,000	—	(3,026)
1-Year BRL-CDI	Fixed Rate 10.600%	BRC	01/02/12	BRL	900,000	—	(4,540)
1-Year BRL-CDI	Fixed Rate 10.610%	HUS	01/02/12	BRL	1,400,000	—	(6,892)
1-Year BRL-CDI	Fixed Rate 11.420%	UAG	01/02/12	BRL	4,800,000	—	(19,280)
1-Year BRL-CDI	Fixed Rate 11.980%	MLC	01/02/12	BRL	5,800,000	—	61,250
1-Year BRL-CDI	Fixed Rate 12.070%	UAG	01/02/13	BRL	4,900,000	11,445	(21,900)
1-Year BRL-CDI	Fixed Rate 12.170%	JPM	01/02/13	BRL	33,200,000	129,835	(159,233)
1-Year BRL-CDI	Fixed Rate 12.200%	JPM	01/02/14	BRL	8,100,000	(1,055)	(13,395)
1-Year BRL-CDI	Fixed Rate 12.250%	UAG	01/02/14	BRL	7,000,000	18,421	(24,675)
1-Year BRL-CDI	Fixed Rate 12.540%	UAG	01/02/12	BRL	3,400,000	(646)	65,094
1-Year BRL-CDI	Fixed Rate 12.540%	BRC	01/02/12	BRL	3,400,000	(646)	65,094
1-Year BRL-CDI	Fixed Rate 12.540%	MLC	01/02/12	BRL	7,300,000	(20,232)	158,606
1-Year BRL-CDI	Fixed Rate 14.765%	HUS	01/02/12	BRL	300,000	1,085	12,718
1-Year BRL-CDI	Fixed Rate 14.765%	MLC	01/02/12	BRL	1,200,000	2,796	52,416

Totals						$104,115	$91,074

AUD: Australian Dollar	EUR: Euro
BRL: Brazilian Real	MXN: Mexican Peso

BPS: BNP Paribas	HUS: HSBC Bank	MSC: Morgan Stanley
BRC: Barclays Bank	JPM: JPMorgan Chase	RYL: Royal Bank of Scotland
DUB: Deutsche Bank	MLC: Merrill Lynch	UAG: UBS

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, or (b) pay a net settlement in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

[2]

The period end reference asset security ratings are included in the equivalent S&P rating category. The reference entity rating represents the likelihood of a potential credit event on the reference entity which would result in a related payment by the Fund.

26

Managers PIMCO Bond Fund

Notes to Financial Statements (continued)

At April 30, 2010, the following written put and call options and swaptions were outstanding:

Description	Notional Amount	Exercise Rate	Expiration Date	Unrealized Gain/(Loss)
Swaptions
5-Year Interest Rate Swap (Put)	$1,400,000	4.000%	12/01/10	$4,200
5-Year Interest Rate Swap (Put)	86,600,000	4.000%	12/01/10	244,887
5-Year Interest Rate Swap (Put)	25,000,000	5.000%	06/15/10	330,000
5-Year Interest Rate Swap (Put)	28,000,000	5.500%	08/31/10	302,092
5-Year Interest Rate Swap (Put)	29,000,000	5.500%	08/31/10	251,518
5-Year Interest Rate Swap (Put)	45,000,000	5.500%	08/31/10	401,537
7-Year Interest Rate Swap (Put)	7,500,000	6.000%	08/18/10	61,245
7-Year Interest Rate Swap (Put)	11,600,000	6.000%	08/31/10	91,818
7-Year Interest Rate Swap (Put)	2,900,000	6.000%	08/31/10	22,728
10-Year Interest Rate Swap (Call)	8,200,000	3.250%	08/31/10	8,043
10-Year Interest Rate Swap (Call)	2,900,000	3.250%	08/31/10	(1,215)
10-Year Interest Rate Swap (Call)	13,700,000	3.250%	08/31/10	(6,084)
10-Year Interest Rate Swap (Call)	21,600,000	3.250%	10/29/10	9,960
10-Year Interest Rate Swap (Call)	13,400,000	3.250%	01/24/11	(23,360)
10-Year Interest Rate Swap (Call)	21,500,000	3.500%	08/31/10	(20,045)
10-Year Interest Rate Swap (Call)	1,900,000	3.500%	08/31/10	439
10-Year Interest Rate Swap (Call)	9,300,000	3.600%	05/21/10	4,599
10-Year Interest Rate Swap (Call)	2,900,000	4.750%	08/31/10	24,426
10-Year Interest Rate Swap (Put)	9,300,000	4.100%	05/21/10	54,952
10-Year Interest Rate Swap (Put)	1,900,000	4.500%	08/31/10	(114)
10-Year Interest Rate Swap (Put)	21,500,000	4.500%	08/31/10	40,854
10-Year Interest Rate Swap (Put)	8,200,000	4.750%	08/31/10	78,086
10-Year Interest Rate Swap (Put)	13,700,000	4.750%	08/31/10	37,643
10-Year Interest Rate Swap (Put)	21,600,000	5.000%	10/29/10	101,336
10-Year Interest Rate Swap (Put)	13,400,000	5.000%	01/24/11	46,185
10-Year Interest Rate Swap (Put)	4,000,000	6.000%	08/31/10	28,861
10-Year Interest Rate Swap (Put)	1,000,000	6.000%	08/31/10	7,990
10-Year Interest Rate Swap (Put)	78,800,000	10.000%	07/10/12	532,114

Total				$2,634,695

Options on Indexes
13.5-Year Index OTC CDX.IG (Put)	$2,000,000	1.300%	06/16/10	$4,034
13.5-Year Index OTC CDX.IG (Call)	2,000,000	0.800%	06/16/10	17

Total				$4,051

27

Managers PIMCO Bond Fund

Notes to Financial Statements (continued)

Description	Notional Amount	Strike Price	Expiration Date	Unrealized Gain/(Loss)
Options on Currencies
USD versus JPY OTC (Put)	$8,200,000	$90	06/16/10	$22,576
USD versus JPY OTC (Put)	2,100,000	90	07/21/10	2,469

Total				$25,045

Inflation Floor
Inflation Floor - OTC CPURNSA Index	$11,400,000	$215.949	03/10/20	$11,976

Description	Number of Contracts	Strike Price	Expiration Date	Unrealized Gain/(Loss)
Options on Futures
1-Year Euro-Dollar Mid-Curve Futures (Put)	1,110	$97.375	09/10/10	$142,913
10-Year U.S. Treasury Note Futures (Put)	177	114	05/21/10	46,573
10-Year U.S. Treasury Note Futures (Put)	126	115	05/21/10	35,310
10-Year U.S. Treasury Note Futures (Put)	23	111	05/21/10	18,068
10-Year U.S. Treasury Note Futures (Call)	54	118	05/21/10	(13,229)
10-Year U.S. Treasury Note Futures (Call)	249	119	05/21/10	61,487
10-Year U.S. Treasury Note Futures (Call)	23	119	05/21/10	(1,386)

Total				$289,736

Transactions in written put and call options and swaptions for the six months ended April 30, 2010, were as follows:

	Number of Contracts	Notional Amount	Amount of Premiums
Options outstanding at October 31, 2009	407	$307,000,000	$2,550,510
Options written	2,811	596,301,110	5,470,351
Options exercised/expired	(2,566)	(371,800,000)	(3,431,239)

Options outstanding at April 30, 2010	652	$531,501,110	$4,589,622

28

Managers PIMCO Bond Fund

Notes to Financial Statements (continued)

9. Forward Foreign Currency Contracts

During the six months ended April 30, 2010, the Fund invested in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Fund’s financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on the settlement date.

The Fund may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Open forward foreign currency exchange contracts (in U.S. Dollars) at April 30, 2010, were as follows:

Foreign Currency	Position	Settlement Date	Receivable Amount	Payable Amount	Unrealized Gain/(Loss)
Australian Dollar	Long	05/28/10	$2,621,824	$2,582,666	$39,158
Brazilian Real	Long	06/02/10	6,362,560	6,192,297	170,263
Canadian Dollar	Long	05/04/10	3,015,393	3,045,640	(30,247)
Canadian Dollar	Short	05/04/10-07/07/10	6,079,522	6,030,541	48,981
Chinese Yuan Renminbi	Long	08/25/10-11/23/10	7,480,686	7,586,288	(105,602)
Euro	Short	05/24/10-07/26/10	42,570,340	42,300,825	269,515
Indonesian Rupiah	Long	10/07/10	1,412,425	1,300,000	112,425
Japanese Yen	Short	05/06/10-05/17/10	6,707,952	6,682,006	25,946
Malaysian Ringgit	Long	6/14/10-10/12/10	1,873,503	1,742,792	130,711
Mexican Peso	Long	09/24/10	594,038	593,969	69
Phillippine Peso	Long	11/15/10-12/24/10	253,827	248,693	5,134
Pound Sterling	Short	06/24/10	5,405,826	5,491,592	(85,766)
Singapore Dollar	Long	06/16/10-09/16/10	682,193	663,945	18,248
Singapore Dollar	Short	06/16/10-09/16/10	669,069	682,193	(13,124)
South Korean Won	Long	07/28/10-11/12/10	3,498,659	3,331,886	166,773
New Taiwan Dollar	Long	06/10/10-10/12/10	765,518	755,363	10,155

Totals			$89,993,335	$89,230,696	$762,639

29

Managers PIMCO Bond Fund

Notes to Financial Statements (continued)

10. Risks Associated with Collateralized Mortgage Obligations (“CMOs”)

The net asset value of the Fund may be sensitive to interest rate fluctuations because the Fund may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgage are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages.

Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may have a fixed or variable rate of interest.

11. Dollar Roll Transactions

The Fund may enter into dollar rolls in which it sells debt securities for delivery currently and simultaneously contracts to repurchase similar, but not identical, securities at the same price or a lower price on an agreed date. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the forward price for the future price (often referred to as the “drop”) as well as the interest earned on the cash proceeds of the initial sale. The Fund may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Fund’s use of the cash that it receives from a dollar roll will provide a return that exceeds its costs.

12. Subsequent Events

The Fund has determined that no additional material events or transactions occurred through the issuance of the Fund’s financial statements, which require additional disclosure in the Fund’s financial statements.

30

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Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Distributors, Inc.

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

For Managers Choice Only

Managers

c/o PNC Global Investment Servicing (U.S.) Inc.

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS		BALANCED FUNDS
EMERGING MARKETS EQUITY	CHICAGO EQUITY PARTNERS	CHICAGO EQUITY PARTNERS BALANCED
Rexiter Capital Management Limited	MID-CAP	Chicago Equity Partners, LLC
Schroder Investment Management North America Inc.	Chicago Equity Partners, LLC
ALTERNATIVE FUNDS
REAL ESTATE SECURITIES
ESSEX GROWTH	Urdang Securities Management, Inc.	FQ GLOBAL ALTERNATIVES
ESSEX LARGE CAP GROWTH		FQ GLOBAL ESSENTIALS
ESSEX SMALL/MICRO CAP GROWTH	RENAISSANCE LARGE CAP GROWTH	First Quadrant, L.P.
Essex Investment Management Co., LLC	Renaissance Group LLC
INCOME FUNDS
FQ TAX-MANAGED U.S. EQUITY	SKYLINE SPECIAL EQUITIES	BOND (MANAGERS)
FQ U.S. EQUITY	PORTFOLIO	FIXED INCOME
First Quadrant, L.P.	Skyline Asset Management, L.P.	GLOBAL BOND
GW&K SMALL CAP EQUITY	FRONTIER SMALL CAP GROWTH	Loomis, Sayles & Co., L.P.
Gannett Welsh & Kotler, LLC	Frontier Capital Management Company, LLC	BOND (MANAGERS PIMCO)
Pacific Investment Management Co. LLC
INSTITUTIONAL MICRO-CAP	SPECIAL EQUITY
MICRO-CAP	Ranger Investment Management, L.P.	CALIFORNIA INTERMEDIATE TAX-FREE Miller Tabak Asset Management LLC
Lord, Abbett & Co. LLC	Lord, Abbett & Co. LLC
WEDGE Capital Management L.L.P.	Smith Asset Management Group, L.P.
Next Century Growth Investors LLC RBC Global Asset Management (U.S.) Inc.	Federated MDTA LLC	GW&K MUNICIPAL BOND
GW&K MUNICIPAL ENHANCED YIELD
	SYSTEMATIC VALUE	Gannett Welsh & Kotler, LLC
INTERNATIONAL EQUITY	SYSTEMATIC MID CAP VALUE
AllianceBernstein L.P.	Systematic Financial Management, L.P.	HIGH YIELD
Lazard Asset Management, LLC		J.P. Morgan Investment Management LLC
Martin Currie Inc.	TIMESSQUARE MID CAP GROWTH
	TIMESSQUARE SMALL CAP GROWTH	INTERMEDIATE DURATION GOVERNMENT
	TimesSquare Capital Management, LLC	SHORT DURATION GOVERNMENT
Smith Breeden Associates, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by
Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available:
(i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange
Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information on the operation of the Public Reference
Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’
portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers Funds

April 30, 2010

Managers Frontier Small Cap Growth Fund

(formerly Managers Small Cap Fund)

Managers Micro-Cap Fund

(formerly Managers Fremont Micro-Cap Fund)

Managers Institutional Micro-Cap Fund

(formerly Managers Fremont Institutional Micro-Cap Fund)

Managers Real Estate Securities Fund

Managers California Intermediate Tax-Free Fund

SAR021-0410

Managers Funds

Semi-Annual Report—April 30, 2010 (unaudited)

Page
ABOUT YOUR FUNDS’ EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Managers Frontier Small Cap Growth Fund	4

Managers Micro-Cap Fund	7

Managers Institutional Micro-Cap Fund	13

Managers Real Estate Securities Fund	19

Managers California Intermediate Tax-Free Fund	21

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	29

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	30
Funds’ balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statements of Operations	32
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	33
Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	35
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	40
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

APPROVAL OF INTERIM INVESTMENT ADVISORY AGREEMENTS	47

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2010	Expense Ratio for the Period	Beginning Account Value 11/01/2009	Ending Account Value 04/30/2010	Expenses Paid During the Period*
Managers Frontier Small Cap Growth Fund

Investor Class[1]

Based on Actual Fund Return	1.45%	$1,000	$1,124	$4.94
Based on Hypothetical 5% Annual Return	1.45%	$1,000	$1,011	$4.67

Service Class

Based on Actual Fund Return	1.30%	$1,000	$1,227	$7.18
Based on Hypothetical 5% Annual Return	1.30%	$1,000	$1,018	$6.51

Institutional Class[1]

Based on Actual Fund Return	1.05%	$1,000	$1,125	$3.58
Based on Hypothetical 5% Annual Return	1.05%	$1,000	$1,123	$3.57

Managers Micro-Cap Fund

Based on Actual Fund Return	1.56%	$1,000	$1,238	$8.66
Based on Hypothetical 5% Annual Return	1.56%	$1,000	$1,017	$7.80

Managers Institutional Micro-Cap Fund

Based on Actual Fund Return	1.35%	$1,000	$1,220	$7.43
Based on Hypothetical 5% Annual Return	1.35%	$1,000	$1,018	$6.76

Managers Real Estate Securities Fund

Based on Actual Fund Return	1.50%	$1,000	$1,349	$8.73
Based on Hypothetical 5% Annual Return	1.50%	$1,000	$1,017	$7.50

Managers California Intermediate Tax-Free Fund

Based on Actual Fund Return	0.55%	$1,000	$1,028	$2.77
Based on Hypothetical 5% Annual Return	0.55%	$1,000	$1,022	$2.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.
[1]

Commencement of operations for this class was January 1, 2010, and as such, the expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (120), then divided by 365.

Managers Funds Performance

All periods ended April 30, 2010 (unaudited)

The table below shows the average annual total returns of the Funds for the periods since inception through April 30, 2010 and each Fund’s index for the same time periods.

	Average Annual Total Returns[1]
Managers Funds	Six Months	1 Year	5 Years	10 Years	Since Inception	Inception Date
Managers Frontier Small Cap Growth[2,3,4]
Investor Class	—	—	—	—	12.43%	1/1/2010
Russell 2000® Growth Index[13]	—	—	—	—	12.13%
Service Class	22.65%	43.88%	7.51%	(0.97)%		9/24/1997
Russell 2000® Growth Index[13]	25.49%	45.20%	6.06%	(0.06)%
Institutional Class	—	—	—	—	12.50%	1/1/2010
Russell 2000® Growth Index[13]	—	—	—	—	12.13%
Managers Micro-Cap[2,5]	23.81%	42.26%	5.06%	0.94%		6/30/1994
Russell Microcap® Index[14]	30.71%	54.47%	2.93%	— [12]
Russell 2000® Index[15]	28.17%	48.95%	5.74%	4.91%
Managers Institutional Micro-Cap[2,5]	22.02%	42.36%	4.59%	1.14%		12/31/1986
Russell Microcap® Index[14]	30.71%	54.47%	2.93%	— [12]
Russell 2000® Index[15]	28.17%	48.95%	5.74%	4.91%
Managers Real Estate Securities[2,6,7]	34.85%	74.50%	5.96%	11.31%		12/31/1997
Dow Jones U.S. Select REIT Index[16]	34.47%	72.10%	3.58%	11.38%
S&P 500 Index[17]	15.66%	38.84%	2.63%	(0.19)%
Managers California Intermediate Tax-Free[2,8,9,10,11]	2.79%	5.27%	3.55%	4.55%		11/16/1990
Barclays Capital U.S. Municipal Bond: 5 Year Index[18]	3.22%	5.51%	4.80%	5.29%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit our Web site at www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2010. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[4]

The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[5]

The Fund is subject to the special risks associated with investments in micro-cap companies such as relatively short earnings history, competitive conditions, less publicly available corporate information, and a reliance on a limited number of products.

[6]

The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive and environmental conditions.

[7]

Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[8]	The Fund is subject to risks associated from economic, political, geographic, and demographic conditions of California that could adversely affect the value of the Fund’s investment portfolio.
[9]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtors’ ability to pay their creditors.

Managers Funds Performance

All periods ended April 30, 2010 (continued)

[10]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.
[11]	Investment income may be subject to certain state and local taxes, and depending on you tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.
[12]	Since the Russell Microcap® Index’s inception date of June 30, 2000, the average annual total return for the Index was 5.15%.
[13]

The Russell 2000® Growth Index measures the performance of the Russell 2,000 companies with higher price-to-book ratios and higher forecast growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

[14]

The Russell Microcap® Index tracks the microcap segment of the U.S. equity market and is represented by the smallest 1,000 securities in the small-cap Russell 2000® plus the next 1,000 securities. Unlike the Fund, the Russell Microcap® Index is unmanaged, is not available for investment, and does not incur expenses.

[15]

The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment, and does not incur expenses.

[16]

The Dow Jones U.S. Select REIT Index measures U.S. publicly traded Real Estate Investment Trusts. Unlike the Fund, the Dow Jones U.S. Select REIT Index is unmanaged, is not available for investment, and does not incur expenses.

[17]

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Unlike the Fund, the Index is unmanaged, is not available for investment, and does not incur expenses.

[18]

The Barclays Capital 5-Year Municipal Bond Index provides a broad-based performance measure of the U.S. municipal bond market, consisting of securities with 4-6 year maturities. The Index tracks general obligation, revenue, insured, and prerefunded bonds with a minimum credit rating of Baa by Moody’s. Unlike the Fund, the Barclays Capital 5-Year Municipal Bond Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell 2000® Growth Index, Russell Microcap® Index, and the Russell 2000® Index are registered trademarks of Russell Investments. Russell® is a trademark of Russell Investments. An investment cannot be made directly into an index.

Not FDIC insured, nor bank guaranteed. May lose value.

Managers Frontier Small Cap Growth Fund

Fund Snapshots

April 30, 2010 (unaudited)

Portfolio Breakdown

Industry	Managers Frontier Small Cap Growth Fund**	Russell 2000® Growth Index
Industrials	23.8%	15.9%
Information Technology	22.7%	19.4%
Health Care	17.4%	14.9%
Consumer Discretionary	14.2%	13.4%
Financials	8.7%	19.7%
Energy	6.9%	4.5%
Materials	2.0%	4.1%
Consumer Staples	1.7%	3.4%
Telecommunication Services	0.9%	1.2%
Utilities	0.0%	3.5%
Other Assets and Liabilities	1.7%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
Raymond James Financial, Inc.*	3.1%
Mednax, Inc.*	2.8
Chico’s FAS, Inc.*	2.6
Tractor Supply Co.*	2.3
Waddell & Reed Financial, Inc.*	2.2
United Therapeutics Corp.	2.1
Pall Corp.*	2.0
Catalyst Health Solutions, Inc.	1.9
Factset Research Systems, Inc.*	1.9
WABCO Holdings, Inc.	1.9

Top Ten as a Group	22.8%

* Top Ten Holding at October 31, 2009

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Frontier Small Cap Growth Fund

Schedule of Portfolio Investments

April 30, 2010 (unaudited)

	Shares		Value
Common Stocks - 98.3%
Consumer Discretionary - 14.2%
Bebe Stores, Inc.	8,200		$67,568
Cheesecake Factory, Inc., The*	12,600		342,342
Chico’s FAS, Inc.*	53,500		796,615
Corinthian Colleges, Inc.*	11,600	[2]	181,192
Dollar Tree, Inc.*	9,000		546,480
Harman International Industries, Inc.*	9,400		371,112
hhgregg, Inc.*	7,900		226,177
LKQ Corp.*	21,800		459,108
P.F. Chang’s China Bistro, Inc.	3,100	[2]	135,284
Regis Corp.	8,800		168,256
Tractor Supply Co.	10,500		705,285
WMS Industries, Inc.*	7,000		350,140
Total Consumer Discretionary			4,349,559
Consumer Staples - 1.7%
Nu Skin Enterprises, Inc., Class A	17,700		532,062
Energy - 6.9%
Carrizo Oil & Gas, Inc.*	10,200		223,788
Core Laboratories, N.V.	2,200	[2]	329,758
Denbury Resources, Inc.*	26,100		499,815
Northern Oil & Gas, Inc.*	5,600		91,056
Rex Energy Corp.*	8,200		109,060
St. Mary Land & Exploration Co.	10,800		434,592
World Fuel Services Corp.	14,900		423,607
Total Energy			2,111,676
Financials - 8.7%
Investment Technology Group, Inc.*	7,900		137,223
Jefferies Group, Inc.	11,700		318,474
optionsXpress, Inc.*	9,200		163,300
Penson Worldwide, Inc.*	9,700	[2]	91,180
Raymond James Financial, Inc.	31,200		955,968
W.R. Berkley Corp.	11,300		305,100
Waddell & Reed Financial, Inc.	18,600		690,432
Total Financials			2,661,677
Health Care - 17.4%
American Medical Systems Holdings, Inc.*	14,100		252,672
athenahealth, Inc.*	5,400		156,708
Beckman Coulter, Inc.	7,900		492,960
Catalyst Health Solutions, Inc.*	13,900		588,109
CONMED Corp.*	10,800		240,192
Cumberland Pharmaceuticals, Inc.*	8,100		86,265
DexCom, Inc.*	14,400		157,680
Eclipsys Corp.*	8,400		173,712
ev3, Inc.*	15,500		296,515
Mednax, Inc.*	15,600		857,064
PAREXEL International Corp.*	3,400		80,172
PSS World Medical, Inc.*	15,500		363,165
United Therapeutics Corp.*	11,600		659,924
VCA Antech, Inc.*	16,200		461,052
West Pharmaceutical Services, Inc.	8,700		364,095
Wright Medical Group, Inc.*	6,900		129,582
Total Health Care			5,359,867
Industrials - 23.8%
A.O. Smith Corp.	9,300		480,159
Administaff, Inc.	9,200		203,688
Advisory Board Co., The*	6,200		204,166
Aecom Technology Corp.*	11,300		339,791
Belden, Inc.	5,700		156,522
Brady Corp.	12,400		426,064
CLARCOR, Inc.	7,900		298,778
Comfort Systems USA, Inc.	2,700		38,016
EnPro Industries, Inc.*	4,500		142,110
Hub Group, Inc.*	11,500		368,115
Kaydon Corp.	7,500		312,225
Ladish Co., Inc.*	3,800		104,462
Landstar System, Inc.	12,600		557,172
MasTec, Inc.*	37,700		471,627
Mine Safety Appliances Co.	5,700		167,523
Navistar International Corp.*	7,900		381,886
Pall Corp.	15,600		608,244
Quanta Services, Inc.*	17,300		348,249
WABCO Holdings, Inc.*	17,500		580,825
Waste Connections, Inc.*	9,100		325,689
Watsco, Inc.	9,600		568,512
Wesco International, Inc.*	5,900		239,658
Total Industrials			7,323,481
Information Technology - 22.7%
ADTRAN, Inc.	4,600		123,142
Advanced Analogic Technologies, Inc.*	25,000		95,000

The accompanying notes are an integral part of these financial statements.

Managers Frontier Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 22.7% (continued)
Ariba, Inc.*	22,700	$323,929
Blackboard, Inc.*	1,900	80,845
Brightpoint, Inc.*	25,900	209,531
Cogent, Inc.*	13,400	138,690
Constant Contact, Inc.*	5,000	127,750
Equinix, Inc.*	4,800	483,120
Factset Research Systems, Inc.	7,800	586,716
iGATE Corp.	24,300	300,834
Insight Enterprises, Inc.*	13,400	201,402
Integrated Device Technology, Inc.*	38,700	255,807
Intevac, Inc.*	5,300	73,776
Jabil Circuit, Inc.	27,100	415,172
Littelfuse, Inc.*	3,400	143,582
Loop Net, Inc.*	15,500	174,840
Monolithic Power Systems, Inc.*	10,700	263,755
Ness Technologies, Inc.*	16,900	109,343
QLogic Corp.*	15,000	290,550
Radisys Corp.*	5,800	56,782
RightNow Technologies, Inc.*	14,800	242,720
Rogers Corp.*	4,600	153,962
SAVVIS, Inc.*	11,100	195,360
Semtech Corp.*	16,300	295,845
Skyworks Solutions, Inc.*	30,900	520,356
Tech Data Corp.*	9,400	403,260
Tessera Technologies, Inc.*	16,900	342,732
Verint Systems, Inc.*	9,800	260,190
Volterra Semiconductor Corp.*	5,100	122,196
Total Information Technology		6,991,187
Materials - 2.0%
Albemarle Corp.	6,800	310,488
Cabot Corp.	5,300	172,462
RTI International Metals, Inc.*	5,300	143,365
Total Materials		626,315
Telecommunication Services - 0.9%
Premiere Global Services, Inc.*	27,600	258,612
Total Common Stocks (cost $25,070,330)		30,214,436
Short-Term Investments - 2.5%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.18% [3]	323,000	323,000
BNY Institutional Cash Reserves Fund, Series B*[3,4]	118,432	25,611
Dreyfus Cash Management Fund, Institutional Class Shares, 0.09%	428,004	428,004
Total Short-Term Investments (cost $869,436)		776,615
Total Investments - 100.8% (cost $25,939,766)		30,991,051
Other Assets, less Liabilities - (0.8)%		(238,706)
Net Assets - 100.0%		$30,752,345

The accompanying notes are an integral part of these financial statements.

Managers Micro-Cap Fund

Fund Snapshots

April 30, 2010 (unaudited)

Portfolio Breakdown

Industry	Managers Micro Cap Fund**	Russell Microcap® Index	Russell 2000® Index
Information Technology	27.6%	18.6%	17.3%
Consumer Discretionary	18.8%	15.8%	15.3%
Industrials	18.1%	12.9%	15.5%
Health Care	12.4%	16.4%	13.9%
Financials	10.5%	23.8%	21.1%
Energy	4.7%	3.5%	5.1%
Materials	3.9%	4.5%	4.8%
Consumer Staples	1.8%	2.5%	3.1%
Utilities	0.9%	1.1%	3.0%
Telecommunication Services	0.2%	0.9%	0.9%
Other Assets and Liabilities	1.1%	0.0%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
True Religion Apparel, Inc.	1.4%
Columbus McKinnon Corp.	1.2
Universal Electronics, Inc.	1.2
Spectrum Control, Inc.	1.1
Orion Marine Group, Inc.	1.1
LaBarge, Inc.*	1.0
AZZ, Inc.	1.0
Sonic Solutions, Inc.	1.0
Universal Stainless & Alloy Products, Inc.	0.9
Xyratex, Ltd.	0.9

Top Ten as a Group	10.8%

*	Top Ten Holding at October 31, 2009

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Micro-Cap Fund

Schedule of Portfolio Investments

April 30, 2010 (unaudited)

	Shares	Value
Common Stocks - 98.9%
Consumer Discretionary - 18.8%
Amerigon, Inc.*	41,115	$403,338
R.G. Barry Corp.	48,200	495,978
Benihana, Inc.*	105,464	718,210
BJ’s Restaurants, Inc.*	33,022	796,821
Books-A-Million, Inc.	13,400	99,160
Bridgepoint Education, Inc.*	25,365	652,134
Buffalo Wild Wings, Inc.*	16,425	679,010
CKE Restaurants, Inc.	43,400	535,556
CSS Industries, Inc.	12,400	248,248
Cache, Inc.*	57,773	394,590
California Pizza Kitchen, Inc.*	15,200	311,600
Casual Male Retail Group, Inc.*	266,738	1,090,958
Chinacast Education Corp.*	38,800	261,124
Citi Trends, Inc.*	17,200	576,888
Kenneth Cole Productions, Inc.*	19,307	240,565
Core-Mark Holding Co., Inc.*	5,600	170,912
Deer Consumer Products, Inc.*	18,900	194,859
Delta Apparel, Inc.*	9,000	151,110
Drugstore.Com*	87,500	320,250
Finish Line, Inc., The, Class A	10,100	162,711
Fred’s, Inc.	6,600	91,674
Furniture Brands International, Inc.*	16,700	138,276
Grand Canyon Education, Inc.*	19,265	465,828
Hawk Corp., Class A*	8,045	186,161
hhgregg, Inc.*	42,285	1,210,620
Hibbett Sports, Inc.*	18,061	496,678
Hooker Furniture Corp.	11,588	182,627
IMAX Corp.*	43,877	829,275
Interclick, Inc.*	54,800	242,216
K12, Inc.*	11,500	272,205
Learning Tree International, Inc.*	13,600	215,016
Lincoln Educational Services Corp.*	6,000	149,760
Lumber Liquidators Holdings, Inc.*	29,285	892,021
Mac-Gray Corp.	20,400	237,660
Maidenform Brands, Inc.*	7,600	173,432
Marcus Corp., The	12,500	160,625
McCormick & Schmick’s Seafood Restaurants, Inc.*	24,879	246,551
Meritage Corp.*	10,640	253,019
Midas, Inc.*	17,300	199,123
Monro Muffler Brake, Inc.	20,100	720,786
Morton’s Restaurant Group, Inc.*	13,500	81,810
Movado Group, Inc.*	49,000	608,090
New York & Company, Inc.*	52,000	319,280
Overstock.com, Inc.*	6,100	112,850
Peet’s Coffee & Tea, Inc.*	10,900	431,858
RC2 Corp.*	5,125	94,146
Rentrak Corp.*	3,700	80,956
Rue21, Inc.*	16,600	524,560
Shuffle Master, Inc.*	38,600	370,560
Shutterfly, Inc.*	37,590	884,493
Steinway Musical Instruments, Inc.*	46,125	883,755
Summer Infant, Inc.*	41,155	287,262
True Religion Apparel, Inc.*	62,050	1,939,062
US Auto Parts Network, Inc.*	72,050	677,270
Universal Electronics, Inc.*	78,763	1,671,351
Volcom, Inc.*	24,200	576,928
Westport Innovations, Inc.*	41,000	779,000
Wonder Auto Technology, Inc.*	19,700	227,929
Zumiez, Inc.*	27,200	504,832
Total Consumer Discretionary		26,923,567
Consumer Staples - 1.8%
Andersons, Inc., The	4,800	173,472
Boston Beer Co., Inc.*	5,600	319,256
Elizabeth Arden, Inc.*	13,400	244,014
Heckmann Corp.*	39,080	234,480
Inter Parfums, Inc.	5,308	91,722
J&J Snack Foods Corp.	5,500	256,245
Nash Finch Co.	20,100	703,902
Nutraceutical International Corp.*	5,700	88,179
Pantry, Inc., The*	11,700	185,094
Rocky Mountain Chocolate Factory, Inc.	9,400	89,488
Susser Holdings Corp.*	16,800	180,936
Total Consumer Staples		2,566,788
Energy - 4.7%
Bolt Technology Corp.*	6,400	70,848
Carrizo Oil & Gas, Inc.*	11,135	244,302
Clean Energy Fuels Corp.*	29,700	523,314
Dawson Geophysical Co.*	6,400	187,456
GeoResources, Inc.*	36,500	626,340

The accompanying notes are an integral part of these financial statements.

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Energy - 4.7% (continued)
Goodrich Petroleum Corp.*	17,700		$299,661
Gulf Island Fabrication, Inc.	15,496		371,439
Gulfport Energy Corp.*	22,500		281,250
ION Geophysical Corp.*	77,900		468,179
Kodiak Oil & Gas Corp.*	132,400		526,952
Natural Gas Services Group, Inc.*	21,200		380,116
Northern Oil & Gas, Inc.*	47,795		777,147
OYO Geospace Corp.*	5,100		253,470
Panhandle Oil and Gas, Inc.	5,700		142,272
PetroQuest Energy, Inc.*	60,490		357,496
Rex Energy Corp.*	16,100		214,130
TGC Industries, Inc.*	41,520		171,063
Tesco Corp.*	18,900		236,439
Union Drilling, Inc.*	46,530		308,494
Willbros Group, Inc.*	29,000		363,950
Total Energy			6,804,318
Financials - 10.5%
Alliance Financial Corp.	3,100		92,907
Altisource Portfolio Solutions S.A.*	18,900		456,624
American Physicians Capital, Inc.	10,900		364,496
American Safety Insurance Holdings, Ltd.*	15,500		250,790
Amerisafe, Inc.*	27,600		471,960
Arrow Financial Corp.	6,300		175,140
Associated Estates Realty Corp.	12,500		175,375
Asta Funding, Inc.	55,100		425,923
Baldwin & Lyons, Inc.	3,700		92,833
Bank of Marin Bancorp	8,200		274,864
Bar Harbor Bankshares	2,500		73,500
Boston Private Financial Holdings, Inc.	30,200		239,486
Bryn Mawr Bank Corp.	4,500		82,665
CenterState Banks, Inc.	26,600		319,998
CoBiz Financial, Inc.	28,700		204,918
Cogdell Spencer, Inc.	10,800		81,864
Columbia Banking System, Inc.	22,500		505,800
Community Trust Bancorp, Inc.	12,100		363,242
Compass Diversified Holdings	61,500		892,980
Cypress Sharpridge Investments, Inc.	32,700		423,138
Danvers Bancorp, Inc.	21,800		356,430
Eagle Bancorp, Inc.*	6,700		84,420
Eastern Insurance Holdings, Inc.	16,136		165,394
ESB Financial Corp.	5,600		80,080
ESSA Bancorp, Inc.	6,500		82,095
Evercore Partners, Inc., Class A	8,400		301,056
Financial Engines, Inc.*	35,000		557,200
First Cash Financial Services, Inc.*	14,400		317,664
First Mercury Financial Corp.	18,700		245,157
First of Long Island Corp., The	6,300		162,162
Hallmark Financial Services, Inc.*	17,700		207,267
Independent Bank Corp. (MA)	9,800		254,212
LaSalle Hotel Properties	14,800		389,980
Meadowbrook Insurance Group, Inc.	55,100		435,290
Mercer Insurance Group, Inc.	9,200		168,820
Merchants Bancshares, Inc.	3,800		88,502
Mission West Properties, Inc.	11,700		84,708
National Bankshares, Inc.	8,300		224,847
National Interstate Corp.	37,600		785,464
Northrim Bancorp, Inc.	16,936		292,315
OceanFirst Financial Corp., Inc.	7,700		99,022
Ramco-Gershenson Properties Trust	7,900		98,434
S.Y. Bancorp, Inc.	14,300		339,482
SCBT Financial Corp.	4,566		181,681
SeaBright Insurance Holdings, Inc.*	18,700		203,456
Simmons First National Corp., Class A	11,500		322,920
Southside Bancshares, Inc.	16,257		350,829
SWS Group, Inc.	32,300		357,561
Texas Capital Bancshares, Inc.*	23,400		465,660
Urstadt Biddle Properties, Inc., Class A	10,700		180,402
ViewPoint Financial Group	6,000		102,180
Washington Banking Co.	27,200	[2]	391,408
Washington Trust Bancorp, Inc.	9,200		166,612
Western Alliance Bancorp*	67,100		583,770
Total Financials			15,094,983
Health Care - 12.4%
Abaxis, Inc.*	13,195		341,882
Allos Therapeutics, Inc.*	19,900		157,210
Alphatec Holdings, Inc.*	61,500		410,820
America Service Group, Inc.	21,400		362,944
American Dental Partners, Inc.*	18,100		233,128
Bio-Reference Laboratories, Inc.*	32,350		756,990
Cantel Medical Corp.	12,800		255,488
CardioNet, Inc.*	26,700		256,854
Computer Programs & Systems, Inc.	12,300		554,238
Conceptus, Inc.*	5,500		104,170

The accompanying notes are an integral part of these financial statements.

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Health Care - 12.4% (continued)
CryoLife, Inc.*	24,600		$150,306
Cyberonics, Inc.*	25,100		490,203
DexCom, Inc.*	82,200		900,090
DynaVox, Inc., Class A*	9,900		140,580
Endologix, Inc.*	73,300		340,845
Ensign Group, Inc.,The	9,300		161,448
eResearch Technology, Inc.*	37,000		272,690
Exactech, Inc.*	24,700		505,362
Genoptix, Inc.*	8,810		340,859
HMS Holdings Corp.*	3,400		181,900
HeartWare International, Inc.*	12,100		680,504
IPC The Hospitalist Co., Inc.*	11,100		344,544
Insulet Corp.*	55,655		768,039
Kensey Nash Corp.*	50,500		1,143,825
LHC Group, Inc.*	25,300		862,730
Landauer, Inc.	7,000		477,050
MAKO Surgical Corp.*	30,200		423,706
Medical Action Industries, Inc.*	19,000		225,530
Meridian Bioscience, Inc.	29,600		591,704
Micrus Endovascular Corp.*	32,800		658,624
Neogen Corp.*	17,000		446,930
NxStage Medical, Inc.*	79,500		1,011,240
Obagi Medical Products, Inc.*	13,200		177,936
Odyssey HealthCare, Inc.*	4,400		91,652
Somanetics Corp.*	28,000		566,440
SonoSite, Inc.*	14,250		477,660
Stereotaxis, Inc.*	43,190		205,152
Symmetry Medical, Inc.*	29,500		341,020
U.S. Physical Therapy, Inc.*	44,900		787,546
Viropharma, Inc.*	10,800		137,376
Young Innovations, Inc.	5,985		150,642
Zoll Medical Corp.*	11,900		363,545
Total Health Care			17,851,402
Industrials - 18.1%
AAON, Inc.	8,100		195,534
Acco Brands Corp.*	80,800		737,704
Alamo Group, Inc.	8,800		207,328
Allied Defense Group, Inc., The*	32,600		174,084
American Ecology Corp.	20,900		326,040
Ameron International Corp.	4,700		326,133
Ampco-Pittsburgh Corp.	8,200		210,822
Apogee Enterprises, Inc.	11,000		151,140
Astronics Corp.	6,500		93,990
AZZ, Inc.	35,100		1,425,762
Barrett Business Services, Inc.	18,237		280,850
C&D Technologies, Inc.*	130,900		189,805
Cascade Corp.	7,000		244,020
CBIZ, Inc.*	43,651		305,994
Celadon Group, Inc.*	51,620		770,687
Chart Industries, Inc.*	52,390		1,204,445
China Valves Technology, Inc.*	36,500		399,675
Columbus McKinnon Corp.*	96,000		1,730,880
Comfort Systems USA, Inc.	13,000		183,040
Courier Corp.	14,700		252,693
CRA International, Inc.*	22,200		515,706
Ducommun, Inc.	15,700		359,373
Dynamex, Inc.*	13,600		240,584
Dynamic Materials Corp.	4,300		77,228
Eagle Bulk Shipping, Inc.*	33,700	[2]	195,123
EnerNOC, Inc.*	1,471		42,777
Ennis, Inc.	24,600		454,854
EnPro Industries, Inc.*	9,300		293,694
Exponent, Inc.*	8,600		256,366
Furmanite Corp.*	49,100		250,410
GP Strategies Corp.*	19,833		160,052
Harbin Electric, Inc.*	23,100		506,121
Hawaiian Holdings, Inc.*	11,100		78,810
Hurco Companies, Inc.*	27,700		539,042
Interface, Inc., Class A	64,800		847,584
Kforce, Inc.*	40,800		566,712
Kimball International, Inc., Class B	26,500		213,060
Knoll, Inc.	27,700		387,246
LaBarge, Inc.*	118,500		1,464,660
Ladish Co., Inc.*	10,875		298,954
LB Foster Co., Class A*	22,500		666,000
LSI Industries, Inc.	36,697		257,980
Marten Transport, Ltd.*	12,700		277,495
Metalico, Inc.*	13,500		89,100
Met-Pro Corp.	24,600		250,182
Michael Baker Corp.*	9,300		328,662
MYR Group, Inc.*	2,300		41,239
North American Galvanizing & Coatings, Inc.*	56,100		420,750
OceanFreight, Inc.*	117,000		86,580

The accompanying notes are an integral part of these financial statements.

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Industrials - 18.1% (continued)
Old Dominion Freight Line, Inc.*	14,700		$527,436
Orion Marine Group, Inc.*	79,650		1,510,164
PGT, Inc.*	126,700	[2]	392,770
Powell Industries, Inc.*	14,500		486,910
RBC Bearings, Inc.*	5,200		164,112
Saia, Inc.*	22,200		367,854
SFN Group, Inc.*	9,800		83,790
Standard Parking Corp.*	50,100		846,189
Sun Hydraulics Corp.	7,000		196,070
TBS International PLC, Class A*	33,400		269,872
TrueBlue, Inc.	29,000		457,910
Universal Truckload Services, Inc.*	9,100		166,166
UQM Technologies, Inc.*	44,500		194,465
Vitran Corp., Inc., Class A*	50,050		760,260
Total Industrials			26,000,938
Information Technology - 27.6%
Acacia Research Corp.*	13,300		197,904
Actuate Corp.*	43,800		247,908
Advanced Energy Industries, Inc.*	26,567		391,066
Alpha & Omega Semiconductor, Ltd.*	36,500		653,715
Anadigics, Inc.*	54,000		271,620
Anaren Microwave, Inc.*	16,800		248,976
Ancestry.com, Inc.*	18,200		357,266
Applied Micro Circuits Corp.*	26,615		300,217
Art Technology Group, Inc.*	88,700		379,636
Aspen Technology, Inc.*	56,400		663,828
Bel Fuse, Inc.	10,400		243,568
Calix, Inc.*	13,200		158,400
Cavium Networks, Inc.*	13,400		369,974
CommVault Systems, Inc.*	13,900		291,205
Computer Task Group, Inc.*	40,900		384,051
Comtech Telecommunications Corp.*	28,300		884,092
Constant Contact, Inc.*	29,300		748,615
DG FastChannel, Inc.*	24,715		869,474
Dice Holdings, Inc.*	28,705		248,872
Digi International, Inc.*	30,428		325,884
DivX, Inc.*	114,800		959,728
Double-Take Software, Inc.*	26,200		281,650
DSP Group, Inc.*	21,200		173,204
DTS, Inc.*	7,545		250,796
EMS Technologies, Inc.*	51,600		819,924
Entegris, Inc.*	61,445		380,345
FARO Technologies, Inc.*	20,265		510,881
Forrester Research, Inc.*	5,700		183,027
GSI Technology, Inc.*	18,000		116,460
Hackett Group, Inc., The*	30,500		85,705
Hollysys Automation Technologies, Ltd.*	24,900		258,213
iGATE Corp.	54,850		679,043
Interactive Intelligence, Inc.*	50,800		1,004,316
IPG Photonics Corp.*	53,950		944,664
Isilon Systems, Inc.*	15,785		204,889
IXYS Corp.*	18,000		162,540
KIT Digital, Inc.*	37,800		546,966
KVH Industries, Inc.*	15,825		238,483
Lionbridge Technologies, Inc.*	147,700		799,057
LivePerson, Inc.*	85,585		706,932
Local.com Corp.*	20,980		181,687
LogMeIn, Inc.*	35,595		832,567
MaxLinear, Inc., Class A*	29,545		499,310
Maxwell Technologies, Inc.*	37,910		547,041
Meru Networks, Inc.*	3,000		52,110
Methode Electronics, Inc.	24,300		269,730
Mindspeed Technologies, Inc.*	97,485		977,775
MIPS Technologies, Inc.*	38,000		189,620
MTS Systems Corp.	14,000		418,180
Multi-Fineline Electronix, Inc.*	3,000		77,760
Netezza Corp.*	48,500		663,965
NIC, Inc.	127,700		900,285
O2Micro International, Ltd.*	85,540		598,780
Omnivision Technologies, Inc.*	27,430		481,671
OpenTable, Inc.*	30,785		1,196,305
Oplink Communications, Inc.*	9,500		143,545
OSI Systems, Inc.*	5,400		140,616
PC Connection, Inc.*	25,500		175,440
Perficient, Inc.*	33,700		420,239
Power Integrations, Inc.	11,455		440,788
PROS Holdings, Inc.*	46,300		421,330
Renaissance Learning, Inc.	5,100		72,471
Renesola, Ltd., Sponsored ADR*	88,700		692,747
RightNow Technologies, Inc.*	27,900		457,560
S1 Corp.*	11,300		69,721
Sierra Wireless, Inc.*	18,900		151,956
SkillSoft PLC*	50,600		565,708

The accompanying notes are an integral part of these financial statements.

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology - 27.6% (continued)
Sonic Solutions, Inc.*	112,600	[2]	$1,413,130
SonicWALL, Inc.*	30,700		310,991
Sourcefire, Inc.*	12,805		286,448
Spectrum Control, Inc.*	111,418	[2]	1,548,710
Stratasys, Inc.*	13,000		309,920
Super Micro Computer, Inc.*	5,300		75,154
Symmetricom, Inc.*	27,292		180,946
Synchronoss Technologies, Inc.*	34,000		694,620
Taleo Corp.*	15,100		392,298
Terremark Worldwide, Inc.*	36,015		258,228
TESSCO Technologies, Inc.	4,000		101,760
Travelzoo, Inc.*	17,040		339,778
Tyler Technologies, Inc.*	39,900		679,896
VanceInfo Technologies, Inc., Sponsored ADR*	25,900		617,715
Veeco Instruments, Inc.*	13,000		571,870
Virtusa Corp.*	63,420		652,592
Volterra Semiconductor Corp.*	30,793		737,800
Xyratex, Ltd.*	69,700		1,226,720
Total Information Technology			39,580,577
Materials - 3.9%
Brush Engineered Materials, Inc.*	3,700		110,001
Buckeye Technologies, Inc.*	25,300		357,236
Bway Holding Co.*	12,300		243,294
Chemspec International, Ltd., Sponsored ADR*	26,000		228,800
Gulf Resources, Inc.*	8,800		94,600
Koppers Holdings, Inc.	31,100		876,087
Landec Corp.*	70,800		434,004
Myers Industries, Inc.	15,400		167,244
Omnova Solutions, Inc.*	113,000		864,450
Quaker Chemical Corp.	6,200		195,114
STR Holdings, Inc.*	31,000		714,860
Universal Stainless & Alloy Products, Inc.*	57,800		1,348,474
Total Materials			5,634,164
Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.*	13,049		231,750
Utilities - 0.9%
Central Vermont Public Service Corp.	23,100		503,811
Chesapeake Utilities Corp.	7,700		231,924
Unitil, Corp.	18,500		408,480
Tri-Tech Holding, Inc.*	11,000		154,550
Total Utilities			1,298,765
Total Common Stocks (cost $111,844,298)			141,987,252
Exchange Traded Funds - 0.7%
SPDR KBW Regional Banking ETF (cost $738,291)	33,900		946,827
Short-Term Investments - 2.7%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.18%[3]	515,000		515,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.09%	3,374,592		3,374,592
Total Short-Term Investments (cost $3,889,592)			3,889,592
Total Investments - 102.3% (cost $116,472,181)			146,823,671
Other Assets, less Liabilities - (2.3)%			(3,280,513)
Net Assets - 100.0%			$143,543,158
The accompanying notes are an integral part of these financial statements.

Managers Institutional Micro-Cap Fund

Fund Snapshots

April 30, 2010 (unaudited)

Portfolio Breakdown

Industry	Managers Institutional Micro-Cap Fund**	Russell Microcap® Index	Russell 2000® Index
Information Technology	26.3%	18.6%	17.3%
Consumer Discretionary	17.9%	15.8%	15.3%
Industrials	17.1%	12.9%	15.5%
Health Care	11.8%	16.4%	13.9%
Financials	10.0%	23.8%	21.1%
Energy	4.5%	3.5%	5.1%
Materials	3.7%	4.5%	4.8%
Consumer Staples	1.7%	2.5%	3.1%
Utilities	0.9%	1.1%	3.0%
Telecommunication Services	0.2%	0.9%	0.9%
Other Assets and Liabilities	5.9%	0.0%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
True Religion Apparel, Inc.	1.3%
Columbus McKinnon Corp.	1.1
Universal Electronics, Inc.	1.1
Spectrum Control, Inc.	1.0
Orion Marine Group, Inc.	1.0
LaBarge, Inc.*	1.0
Sonic Solutions, Inc.	0.9
Azz, Inc.	0.9
Universal Stainless & Alloy Products, Inc.	0.9
Chart Industries, Inc.	0.8

Top Ten as a Group	10.0%

*	Top Ten at October 31, 2009

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Institutional Micro-Cap Fund

Schedule of Portfolio Investments

April 30, 2010 (unaudited)

	Shares	Value
Common Stocks - 94.1%
Consumer Discretionary - 17.9%
Amerigon, Inc.*	7,765	$76,175
R.G. Barry Corp.	8,986	92,466
Benihana, Inc.*	18,950	129,050
BJ’s Restaurants, Inc.*	6,310	152,260
Books-A-Million, Inc.	2,500	18,500
Bridgepoint Education, Inc.*	4,790	123,151
Buffalo Wild Wings, Inc.*	3,145	130,014
CKE Restaurants, Inc.	8,000	98,720
CSS Industries, Inc.	2,238	44,805
Cache, Inc.*	12,231	83,538
California Pizza Kitchen, Inc.*	2,950	60,475
Casual Male Retail Group, Inc.*	49,682	203,199
Chinacast Education Corp.*	7,400	49,802
Citi Trends, Inc.*	3,300	110,682
Kenneth Cole Productions, Inc.*	3,578	44,582
Core-Mark Holding Co., Inc.*	983	30,001
Deer Consumer Products, Inc.*	3,700	38,147
Delta Apparel, Inc.*	1,630	27,368
Drugstore.Com*	16,700	61,122
Finish Line, Inc., The, Class A	1,900	30,609
Fred’s, Inc.	1,250	17,362
Furniture Brands International, Inc.*	3,100	25,668
Grand Canyon Education, Inc.*	3,635	87,894
Hawk Corp., Class A*	1,700	39,338
hhgregg, Inc.*	7,990	228,754
Hibbett Sports, Inc.*	3,414	93,885
Hooker Furniture Corp.	2,097	33,049
IMAX Corp.*	8,344	157,702
Interclick, Inc.*	10,355	45,769
K12, Inc.*	2,200	52,074
Learning Tree International, Inc.*	2,300	36,363
Lincoln Educational Services Corp.*	1,360	33,946
Lumber Liquidators Holdings, Inc.*	5,510	167,834
Mac-Gray Corp.	4,004	46,647
Maidenform Brands, Inc.*	1,425	32,518
Marcus Corp., The	2,150	27,628
McCormick & Schmick’s Seafood Restaurants, Inc.*	5,195	51,482
Meritage Corp.*	2,010	47,798
Midas, Inc.*	2,754	31,699
Monro Muffler Brake, Inc.	3,726	133,614
Morton’s Restaurant Group, Inc.*	2,550	15,452
Movado Group, Inc.*	9,200	114,172
New York & Company, Inc.*	10,200	62,628
Overstock.com, Inc.*	1,200	22,200
Peet’s Coffee & Tea, Inc.*	2,025	80,230
RC2 Corp.*	930	17,084
Rentrak Corp.*	695	15,207
Rue21, Inc.*	3,200	101,120
Shuffle Master, Inc.*	7,400	71,040
Shutterfly, Inc.*	7,085	166,710
Steinway Musical Instruments, Inc.*	8,774	168,110
Summer Infant, Inc.*	7,730	53,955
True Religion Apparel, Inc.*	11,500	359,375
US Auto Parts Network, Inc.*	13,610	127,934
Universal Electronics, Inc.*	14,658	311,043
Volcom, Inc.*	4,600	109,664
Westport Innovations, Inc.*	7,800	148,200
Wonder Auto Technology, Inc.*	3,800	43,966
Zumiez, Inc.*	5,100	94,656
Total Consumer Discretionary		5,078,436
Consumer Staples - 1.7%
Andersons, Inc., The	1,075	38,850
Boston Beer Co., Inc.*	1,100	62,711
Elizabeth Arden, Inc.*	2,412	43,923
Heckmann Corp.*	7,385	44,310
Inter Parfums, Inc.	1,011	17,470
J&J Snack Foods Corp.	1,079	50,271
Nash Finch Co.	3,800	133,076
Nutraceutical International Corp.*	1,283	19,848
Pantry, Inc., The*	1,800	28,476
Rocky Mountain Chocolate Factory, Inc.	1,654	15,746
Susser Holdings Corp.*	3,650	39,310
Total Consumer Staples		493,991
Energy - 4.5%
Bolt Technology Corp.*	1,200	13,284
Carrizo Oil & Gas, Inc.*	2,110	46,293
Clean Energy Fuels Corp.*	5,700	100,434

The accompanying notes are an integral part of these financial statements.

Managers Institutional Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Energy - 4.5% (continued)
Dawson Geophysical Co.*	1,055		$30,901
GeoResources, Inc.*	6,800		116,688
Goodrich Petroleum Corp.*	3,300	[2]	55,869
Gulf Island Fabrication, Inc.	2,745		65,798
Gulfport Energy Corp.*	4,200		52,500
ION Geophysical Corp.*	14,900		89,549
Kodiak Oil & Gas Corp.*	25,300		100,694
Natural Gas Services Group, Inc.*	3,950		70,824
Northern Oil & Gas, Inc.*	9,030		146,828
OYO Geospace Corp.*	1,000		49,700
Panhandle Oil and Gas, Inc.	1,150		28,704
PetroQuest Energy, Inc.*	11,415		67,463
Rex Energy Corp.*	3,100		41,230
TGC Industries, Inc.*	7,180		29,581
Tesco Corp.*	3,500		43,785
Union Drilling, Inc.*	8,553		56,706
Willbros Group, Inc.*	5,400		67,770
Total Energy			1,274,601
Financials - 10.0%
Alliance Financial Corp.	550		16,483
Altisource Portfolio Solutions S.A.*	3,600		86,976
American Physicians Capital, Inc.	2,023		67,649
American Safety Insurance Holdings, Ltd.*	2,900		46,922
Amerisafe, Inc.*	5,200		88,920
Arrow Financial Corp.	1,150		31,970
Associated Estates Realty Corp.	2,193		30,768
Asta Funding, Inc.	10,200	[2]	78,846
Baldwin & Lyons, Inc.	609		15,280
Bank of Marin Bancorp	1,400		46,928
Bar Harbor Bankshares	450		13,230
Boston Private Financial Holdings, Inc.	5,600		44,408
Bryn Mawr Bank Corp.	1,000		18,370
CenterState Banks, Inc.	5,100		61,353
CoBiz Financial, Inc.	5,400		38,556
Cogdell Spencer, Inc.	2,050		15,539
Columbia Banking System, Inc.	4,300		96,664
Community Trust Bancorp, Inc.	2,411		72,378
Compass Diversified Holdings	11,500		166,980
Cypress Sharpridge Investments, Inc.	6,100		78,934
Danvers Bancorp, Inc.	4,100		67,035
Eagle Bancorp, Inc.*	1,250		15,750
Eastern Insurance Holdings, Inc.	3,270		33,517
ESB Financial Corp.	1,200		17,160
ESSA Bancorp, Inc.	1,100		13,893
Evercore Partners, Inc., Class A	1,600		57,344
Financial Engines, Inc.*	6,700		106,664
First Cash Financial Services, Inc.*	2,803		61,834
First Mercury Financial Corp.	3,500		45,885
First of Long Island Corp., The	1,100		28,314
Hallmark Financial Services, Inc.*	3,825		44,791
Independent Bank Corp. (MA)	1,990		51,621
LaSalle Hotel Properties	2,800		73,780
Meadowbrook Insurance Group, Inc.	9,983		78,866
Mercer Insurance Group, Inc.	1,600		29,360
Merchants Bancshares, Inc.	700		16,303
Mission West Properties, Inc.	2,044		14,798
National Bankshares, Inc.	1,700		46,053
National Interstate Corp.	7,000		146,230
Northrim Bancorp, Inc.	3,200		55,232
OceanFirst Financial Corp., Inc.	1,325		17,039
Ramco-Gershenson Properties Trust	1,350		16,821
S.Y. Bancorp, Inc.	2,590		61,487
SCBT Financial Corp.	840		33,424
SeaBright Insurance Holdings, Inc.*	3,500		38,080
Simmons First National Corp., Class A	2,250		63,180
Southside Bancshares, Inc.	2,915		62,901
SWS Group, Inc.	6,000		66,420
Texas Capital Bancshares, Inc.*	4,500		89,550
Urstadt Biddle Properties, Inc., Class A	1,850		31,191
ViewPoint Financial Group	1,050		17,881
Washington Banking Co.	5,100		73,389
Washington Trust Bancorp, Inc.	1,900		34,409
Western Alliance Bancorp*	12,800		111,360
Total Financials			2,838,716
Health Care - 11.8%
Abaxis, Inc.*	2,495		64,644
Allos Therapeutics, Inc.*	3,800		30,020
Alphatec Holdings, Inc.*	11,800		78,824
America Service Group, Inc.	3,850		65,296
American Dental Partners, Inc.*	3,600		46,368
Bio-Reference Laboratories, Inc.*	6,120		143,208

The accompanying notes are an integral part of these financial statements.

Managers Institutional Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Health Care - 11.8% (continued)
Cantel Medical Corp.	2,400		$47,904
CardioNet, Inc.*	5,000		48,100
Computer Programs & Systems, Inc.	2,300		103,638
Conceptus, Inc.*	1,000		18,940
CryoLife, Inc.*	4,600		28,106
Cyberonics, Inc.*	4,800		93,744
DexCom, Inc.*	15,700		171,915
DynaVox, Inc., Class A*	1,900		26,980
Endologix, Inc.*	13,900		64,635
Ensign Group, Inc., The	1,625		28,210
eResearch Technology, Inc.*	7,250		53,432
Exactech, Inc.*	4,600		94,116
Genoptix, Inc.*	1,662		64,303
HMS Holdings Corp.*	600		32,100
HeartWare International, Inc.*	2,200		123,728
IPC The Hospitalist Co., Inc.*	2,100		65,184
Insulet Corp.*	10,635		146,763
Kensey Nash Corp.*	9,150		207,248
LHC Group, Inc.*	4,737		161,532
Landauer, Inc.	1,300		88,595
MAKO Surgical Corp.*	5,800		81,374
Medical Action Industries, Inc.*	3,511		41,676
Meridian Bioscience, Inc.	5,400		107,946
Micrus Endovascular Corp.*	6,200		124,496
Neogen Corp.*	3,200		84,128
NxStage Medical, Inc.*	15,100		192,072
Obagi Medical Products, Inc.*	2,800		37,744
Odyssey HealthCare, Inc.*	850		17,706
Somanetics Corp.*	5,300		107,219
SonoSite, Inc.*	2,685		90,001
Stereotaxis, Inc.*	8,200		38,950
Symmetry Medical, Inc.*	5,500		63,580
U.S. Physical Therapy, Inc.*	8,151		142,969
Vanda Pharmaceuticals, Inc.*	28		234
Viropharma, Inc.*	2,200		27,984
Young Innovations, Inc.	1,237		31,135
Zoll Medical Corp.*	2,050		62,628
Total Health Care			3,349,375
Industrials -17.1%
AAON, Inc.	1,400		33,796
Acco Brands Corp.*	15,100		137,863
Alamo Group, Inc.	1,709		40,264
Allied Defense Group, Inc., The*	6,000		32,040
American Ecology Corp.	3,846		59,998
Ameron International Corp.	825		57,247
Ampco-Pittsburgh Corp.	1,600		41,136
Apogee Enterprises, Inc.	1,920		26,381
Astronics Corp.	1,165		16,846
AZZ, Inc.	6,500		264,030
Barrett Business Services, Inc.	3,310		50,974
C&D Technologies, Inc.*	24,600		35,670
Cascade Corp.	1,325		46,190
CBIZ, Inc.*	8,344		58,491
Celadon Group, Inc.*	9,692		144,702
Chart Industries, Inc.*	10,025		230,475
China Valves Technology, Inc.*	7,000		76,650
Columbus McKinnon Corp.*	18,050		325,442
Comfort Systems USA, Inc.	2,250		31,680
Courier Corp.	2,722		46,791
CRA International, Inc.*	4,150		96,404
Ducommun, Inc.	3,175		72,676
Dynamex, Inc.*	2,244		39,696
Dynamic Materials Corp.	1,000		17,960
Eagle Bulk Shipping, Inc.*	6,300	[2]	36,477
EnerNOC, Inc.*	300		8,724
Ennis, Inc.	4,400		81,356
EnPro Industries, Inc.*	1,650		52,107
Exponent, Inc.*	1,630		48,590
Furmanite Corp.*	8,875		45,262
GP Strategies Corp.*	4,091		33,014
Harbin Electric, Inc.*	4,400		96,404
Hawaiian Holdings, Inc.*	2,100		14,910
Hurco Companies, Inc.*	4,621		89,925
Interface, Inc., Class A	12,100		158,268
Kforce, Inc.*	7,800		108,342
Kimball International, Inc., Class B	4,850		38,994
Knoll, Inc.	4,750		66,405
LaBarge, Inc.*	22,124		273,453
Ladish Co., Inc.*	2,055		56,492
LB Foster Co., Class A*	4,250		125,800
LSI Industries, Inc.	6,757		47,502
Marten Transport, Ltd.*	2,450		53,532
Metalico, Inc.*	2,550		16,830

The accompanying notes are an integral part of these financial statements.

Managers Institutional Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 17.1% (continued)
Met-Pro Corp.	4,325	$43,985
Michael Baker Corp.*	1,600	56,544
MYR Group, Inc.*	400	7,172
North American Galvanizing & Coatings, Inc.*	10,500	78,750
OceanFreight, Inc.*	22,000	16,280
Old Dominion Freight Line, Inc.*	2,700	96,876
Orion Marine Group, Inc.*	14,980	284,021
PGT, Inc.*	23,700	73,470
Powell Industries, Inc.*	2,700	90,666
RBC Bearings, Inc.*	1,000	31,560
Saia, Inc.*	3,591	59,503
SFN Group, Inc.*	2,225	19,024
Standard Parking Corp.*	9,621	162,498
Sun Hydraulics Corp.	1,300	36,413
TBS International PLC, Class A*	6,300	50,904
TrueBlue, Inc.	5,500	86,845
Universal Truckload Services, Inc.*	1,450	26,477
UQM Technologies, Inc.*	8,405	36,730
Vitran Corp., Inc., Class A*	9,455	143,621
Total Industrials		4,837,128
Information Technology - 26.3%
Acacia Research Corp.*	2,400	35,712
Actuate Corp.*	8,438	47,759
Advanced Energy Industries, Inc.*	5,010	73,747
Alpha & Omega Semiconductor, Ltd.*	6,900	123,579
Anadigics, Inc.*	10,200	51,306
Anaren Microwave, Inc.*	3,500	51,870
Ancestry.com, Inc.*	3,500	68,705
Applied Micro Circuits Corp.*	5,025	56,682
Art Technology Group, Inc.*	16,900	72,332
Aspen Technology, Inc.*	10,500	123,585
Bel Fuse, Inc.	2,259	52,906
Calix, Inc.*	2,500	30,000
Cavium Networks, Inc.*	2,600	71,786
CommVault Systems, Inc.*	2,700	56,565
Computer Task Group, Inc.*	7,500	70,425
Comtech Telecommunications Corp.*	5,200	162,448
Constant Contact, Inc.*	5,400	137,970
DG FastChannel, Inc.*	4,670	164,291
Dice Holdings, Inc.*	5,425	47,035
Digi International, Inc.*	5,605	60,030
DivX, Inc.*	21,400	178,904
Double-Take Software, Inc.*	4,850	52,138
DSP Group, Inc.*	3,850	31,454
DTS, Inc.*	1,425	47,367
EMS Technologies, Inc.*	9,600	152,544
Entegris, Inc.*	11,615	71,897
FARO Technologies, Inc.*	3,760	94,790
Forrester Research, Inc.*	1,193	38,307
GSI Technology, Inc.*	3,200	20,704
Hackett Group, Inc., The*	5,300	14,893
Hollysys Automation Technologies, Ltd.*	4,800	49,776
iGATE Corp.	10,359	128,244
Interactive Intelligence, Inc.*	9,300	183,861
IPG Photonics Corp.*	10,660	186,657
Isilon Systems, Inc.*	2,920	37,902
IXYS Corp.*	3,937	35,551
KIT Digital, Inc.*	7,100	102,737
KVH Industries, Inc.*	2,990	45,059
Lionbridge Technologies, Inc.*	27,500	148,775
LivePerson, Inc.*	16,305	134,679
Local.com Corp.*	3,965	34,337
LogMeIn, Inc.*	6,680	156,245
MaxLinear, Inc., Class A*	5,775	97,597
Maxwell Technologies, Inc.*	7,045	101,659
Meru Networks, Inc.*	600	10,422
Methode Electronics, Inc.	4,543	50,427
Mindspeed Technologies, Inc.*	18,410	184,652
MIPS Technologies, Inc.*	6,850	34,182
MTS Systems Corp.	2,626	78,439
Multi-Fineline Electronix, Inc.*	500	12,960
Netezza Corp.*	8,700	119,103
NIC, Inc.	23,800	167,790
O2Micro International, Ltd.*	16,160	113,120
Omnivision Technologies, Inc.*	5,185	91,049
OpenTable, Inc.*	5,915	229,857
Oplink Communications, Inc.*	1,700	25,687
OSI Systems, Inc.*	1,050	27,342
PC Connection, Inc.*	4,746	32,652
Perficient, Inc.*	6,400	79,808
Power Integrations, Inc.	2,160	83,117
PROS Holdings, Inc.*	8,700	79,170
Renaissance Learning, Inc.	942	13,386

The accompanying notes are an integral part of these financial statements.

Managers Institutional Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 26.3% (continued)
Renesola, Ltd., Sponsored ADR*	16,900	$131,989
RightNow Technologies, Inc.*	5,300	86,920
S1 Corp.*	2,600	16,042
Sierra Wireless, Inc.*	3,500	28,140
SkillSoft PLC*	9,500	106,210
Sonic Solutions, Inc.*	21,100	264,805
SonicWALL, Inc.*	5,075	51,410
Sourcefire, Inc.*	2,420	54,135
Spectrum Control, Inc.*	21,157	294,082
Stratasys, Inc.*	2,500	59,600
Super Micro Computer, Inc.*	911	12,918
Symmetricom, Inc.*	5,300	35,139
Synchronoss Technologies, Inc.*	6,400	130,752
Taleo Corp.*	2,900	75,342
Terremark Worldwide, Inc.*	6,865	49,222
TESSCO Technologies, Inc.	625	15,900
Travelzoo, Inc.*	3,215	64,107
Tyler Technologies, Inc.*	7,400	126,096
VanceInfo Technologies, Inc., Sponsored ADR*	4,900	116,865
Veeco Instruments, Inc.*	2,500	109,975
Virtusa Corp.*	11,750	120,908
Volterra Semiconductor Corp.*	5,819	139,423
Xyratex, Ltd.*	13,000	228,801
Total Information Technology		7,456,754
Materials - 3.7%
Brush Engineered Materials, Inc.*	625	18,581
Buckeye Technologies, Inc.*	4,589	64,797
Bway Holding Co.*	2,300	45,494
Chemspec International, Ltd., Sponsored ADR*	5,100	44,880
Gulf Resources, Inc.*	1,700	18,275
Koppers Holdings, Inc.	5,800	163,385
Landec Corp.*	12,650	77,544
Myers Industries, Inc.	2,650	28,779
Omnova Solutions, Inc.*	21,150	161,798
Quaker Chemical Corp.	1,250	39,338
STR Holdings, Inc.*	5,900	136,054
Universal Stainless & Alloy Products, Inc.*	10,875	253,714
Total Materials		1,052,639
Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.*	2,363	41,967
Utilities - 0.9%
Central Vermont Public Service Corp.	4,300	93,783
Chesapeake Utilities Corp.	1,350	40,662
Unitil, Corp.	3,500	77,280
Tri-Tech Holding, Inc.*	2,200	30,910
Total Utilities		242,635
Total Common Stocks (cost $21,074,210)		26,666,242
Exchange Traded Funds - 0.6%
SPDR KBW Regional Banking ETF (cost $138,861)	6,300	175,959
Short-Term Investments - 5.5%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.18%[3]	174,000	174,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.09%	1,379,633	1,379,633
Total Short-Term Investments
(cost $1,553,633)		1,553,633
Total Investments - 100.2%
(cost $22,766,704)		28,395,834
Other Assets, less Liabilities - (0.2)%		(62,427)
Net Assets - 100.0%		$28,333,407

The accompanying notes are an integral part of these financial statements.

Managers Real Estate Securities Fund

Fund Snapshots

April 30, 2010 (unaudited)

Portfolio Breakdown

Managers Real Estate
Industry	Securities Fund**
REITs (Apartments)	16.0%
REITs (Office Properties)	14.5%
REITs (Regional Malls)	13.1%
REITs (Diversified)	9.6%
REITs (Health Care)	8.9%
REITs (Shopping Centers)	7.6%
REITs (Hotels)	7.5%
REITs (Storage)	7.4%
REITs (Warehouse/Industrials)	5.6%
REITs (Mortgages)	1.1%
REITs (Manufactured Homes)	0.5%
Other Assets and Liabilities	8.2%

Top Ten Holdings

Security Name	Percentage of Net Assets
Simon Property Group, Inc.*	7.3%
Public Storage, Inc.*	6.8
Vornado Realty Trust*	6.3
Equity Residential*	5.4
Boston Properties, Inc.*	4.7
Kimco Realty Corp	4.6
ProLogis*	3.5
Host Hotels & Resorts, Inc.	3.3
The Macerich Company	3.3
Essex Property Trust, Inc.	2.9
Top Ten as a Group	48.1%

*	Top Ten Holding at October 31, 2009

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Real Estate Securities Fund

Schedule of Portfolio Investments

April 30, 2010 (unaudited)

	Shares	Value
REITs - 91.8%
Apartments - 16.0%
Apartment Investment & Management Co.	8,850	$198,329
Camden Property Trust	11,440	554,039
Equity Residential	23,350	1,057,054
Essex Property Trust, Inc.	5,290	559,788
Home Properties of NY, Inc.	6,700	332,923
Mid-America Apartment Communities, Inc.	490	27,082
UDR, Inc.	20,080	407,825
Total Apartments		3,137,040
Diversified - 9.6%
Digital Realty Trust, Inc.	7,110	417,357
Duke Realty Corp.	16,470	222,839
Vornado Realty Trust	14,940	1,245,548
Total Diversified		1,885,744
Health Care - 8.9%
Cogdell Spencer, Inc.	4,920	37,293
HCP, Inc.	10,040	322,485
Health Care REIT, Inc.	7,490	336,526
Medical Properties Trust, Inc.	7,710	77,486
Nationwide Health Properties, Inc.	9,210	322,534
Senior Housing Properties Trust	8,780	197,374
Ventas, Inc.	9,620	454,353
Total Health Care		1,748,051
Hotels - 7.5%
BioMed Realty Trust, Inc.	4,360	80,704
Chesapeake Lodging Trust*	2,370	44,485
DiamondRock Hospitality Co.	22,490	247,165
Host Hotels & Resorts, Inc.*	40,380	656,579
LaSalle Hotel Properties	6,570	173,120
Pebblebrook Hotel Trust*	6,890	135,733
Sunstone Hotel Investors, Inc.*	10,850	138,120
Total Hotels		1,475,906
Manufactured Homes - 0.5%
Equity Lifestyle Properties, Inc.	1,890	104,914
Mortgage - 1.1%
Apollo Commercial Real Estate Finance, Inc.	4,670	84,107
Starwood Property Trust, Inc.	6,860	129,997
Total Mortgage		214,104
Office Properties - 14.5%
Alexandria Real Estate Equities, Inc.	2,150	152,242
Boston Properties, Inc.	11,770	928,182
Brandywine Realty Trust	32,120	409,209
Colonial Properties Trust	10,060	158,646
Douglas Emmett, Inc.	8,280	138,607
HRPT Properties Trust	24,810	194,510
Kilroy Realty Corp.	11,740	411,604
Parkway Properties, Inc.	3,350	65,995
SL Green Realty Corp.	6,430	399,753
Total Office Properties		2,858,748
Regional Malls - 13.1%
CBL & Associates Properties, Inc.	10,750	156,950
Macerich Co., The	14,350	641,589
Simon Property Group, Inc.	16,070	1,430,551
Taubman Centers, Inc.	7,760	336,551
Total Regional Malls		2,565,641
Shopping Centers - 7.6%
Federal Realty Investment Trust	4,460	345,160
Kimco Realty Corp.	57,390	894,710
Weingarten Realty Investors	10,670	246,690
Total Shopping Centers		1,486,560
Storage - 7.4%
Extra Space Storage, Inc.	5,450	81,859
Public Storage, Inc.	13,810	1,338,327
U-Store-It Trust	3,375	29,092
Total Storage		1,449,278
Warehouse/Industrials - 5.6%
AMB Property Corp.	14,440	402,299
ProLogis	52,560	692,215
Total Warehouse/Industrials		1,094,514
Total REITs (cost $13,538,696)		18,020,500
REOCs - 3.9%
Hotels & Motels - 1.1%
Starwood Hotels & Resorts Worldwide, Inc.	4,100	223,491
Wireless Equipment - 2.8%
American Tower Corp., Class A*	8,010	326,888
Crown Castle International Corp.*	5,800	219,530
Total Wireless Equipment		546,418
Total REOCs (cost $634,090)		769,909
Short-Term Investment - 5.3%[1]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.09% (cost $1,034,152)	1,034,152	1,034,152
Total Investments - 101.0% (cost $15,206,938)		19,824,561
Other Assets, less Liabilities - (1.0)%		(203,681)
Net Assets - 100.0%		$19,620,880

The accompanying notes are an integral part of these financial statements.

Managers California Intermediate Tax-Free Fund

Fund Snapshots

April 30, 2010 (unaudited)

Portfolio Breakdown

Portfolio Credit Quality	Managers California Intermediate Tax-Free Fund**
Aaa	12.8%
Aa	44.0%
A	43.2%

Top Ten Holdings

Security Name	Percentage of Net Assets
Santa Ana, CA Unified School District, Election 2008, Series A, 5.250%, 08/01/25	9.2%
Los Angeles, CA Municipal Improvement Corp. Revenue, Police Headquarters Facility, Series A, 5.000%, 01/01/25 (FGIC Insured)	8.7
San Bernardino, CA Community College District, Election 2002, Series A, 6.250%, 08/01/23	2.6
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, First Subordinated, Series A, 4.375%, 08/01/20	1.9
Val Verde, CA Unified School District General Obligation, Election 2008, Series A, 5.500%, 08/01/24	1.8
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/21 (National Insured)	1.8
Fairfield-Suisun, CA Unified School District General Obligation, Election 2002, 5.000% 08/01/24 (National Insured)	1.8
San Bernardino, CA Community College District, Election 2002, Series A, 6.375%, 08/01/26*	1.8
Yosemite, CA Community College General Obligation, Election 2004, Series A, 5.000%, 08/01/22 (FGIC Insured)	1.7
California State Public Works Board, Series A, 6.000%, 04/01/24*	1.6

Top Ten as a Group	32.9%

*	Top Ten Holding at October 31, 2009

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments

April 30, 2010 (unaudited)

	Principal Amount	Value
Municipal Bonds - 97.0%
Albany, CA Unified School District General Obligation, Election 2004, Series B, 5.500%, 08/01/12 (National Insured)	$25,000	$27,118
Alvord, CA Unified School District General Obligation, Series A, 5.900%, 02/01/24 (National Insured)	45,000	49,647
Anaheim, CA Union High School District General Obligation, 5.375%, 08/01/20 (AGM Insured)	35,000	38,628
Bakersfield, CA City School District, Series A, 5.250%, 11/01/21 (AGM Insured)	110,000	119,709
Bakersfield, CA Wastewater System Revenue Series A, 5.000%, 09/15/19 (AGM Insured)	150,000	163,669
Bay Area, CA Toll Authority, Series F, 5.000%, 04/01/13	50,000	55,303
Bay Area, CA Toll Authority, Series F, 5.000%, 04/01/17	20,000	22,866
Bay Area, CA Toll Authority, Series F, 5.000%, 04/01/22	35,000	37,701
Bonita, CA Unified School District, Election 2004, Series B, 5.000%, 08/01/16 (FGIC Insured)	50,000	56,346
Brentwood, CA Union School District General Obligation, Series B, 5.000%, 08/01/11 (National Insured)	45,000	46,971
Butte-Glenn Counties, CA Community College District General Obligation, Election 2002, Series B, 5.000%, 08/01/23 (National Insured)	300,000	313,602
Byron, CA Unified School District, Series A, 5.000%, 08/01/14 (FGIC Insured)	35,000	38,467
Cabrillo, CA Community College District, Election 2004, Series B, 4.000%, 08/01/11 (National Insured)	50,000	52,070
California Educational Facilities Authority, Series A, 5.000%, 10/01/32	40,000	42,617
California State Department of Water Resources, Series A, 5.250%, 05/01/11 (AGM Insured)	45,000	47,120
California State Department of Water Resources, Series A, 5.500%, 05/01/14 (AMBAC Insured)	210,000	230,931
California State Department of Water Resources, Series A, 5.500%, 05/01/15 (AMBAC Insured)	300,000	327,771
California State Department of Water Resources Power Supply Revenue, Series A, 5.000%, 05/01/13 (AGM Insured)	45,000	49,090
California State Department of Water Resources Power Supply Revenue, Series A, 5.375%, 05/01/21	40,000	44,124
California State Department of Water Resources Power Supply Revenue, Series A, 5.500%, 05/01/16 (AMBAC Insured)	50,000	55,278
California State Department of Water Resources Power Supply Revenue, Series A, 5.750%, 05/01/17 (National Insured)	35,000	38,867
California State Public Works Board, Series A, 3.700%, 12/01/12 (AMBAC Insured)	35,000	36,493
California State Public Works Board, Series A, 5.000%, 12/01/11	50,000	52,278
California State Public Works Board, Series C, 5.000%, 06/01/12	10,000	10,618
California State Public Works Board, Series A, 5.150%, 12/01/11 (AMBAC Insured)	50,000	50,140
California State Public Works Board, Series A, 5.250%, 06/01/11 (AMBAC Insured)	5,000	5,228
California State Public Works Board, Series B, 5.250%, 03/01/19 (AMBAC Insured)	200,000	203,846
California State Public Works Board, Series A, 6.000%, 04/01/24	500,000	537,790
Carlsbad, CA Unified School District General Obligation, Election 2006, Series A, 5.000%, 08/01/21 (National Insured)	20,000	21,637
Carlsbad, CA Unified School District General Obligation, Series B, 5.250%, 05/01/25	70,000	76,331
Central Marin, CA Sanitation Agency Revenue, 5.000%, 09/01/21 (National Insured)	100,000	106,973
Cerritos, CA Community College General Obligation, Election 2004, Series C, 5.250%, 08/01/25	15,000	16,448
Chino Valley, CA Unified School District COP, Series A, 5.375%, 08/01/14 (AGM Insured)	70,000	75,944
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/23 (National Insured)	100,000	104,435
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/25 (National Insured)	250,000	256,235
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/27 (National Insured)	20,000	20,302

The accompanying notes are an integral part of these financial statements.

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 97.0% (continued)
City of Escondido, CA General Obligation, Election 2004, Series A, 4.000%, 09/01/13 (National Insured)	$50,000	$52,669
City of Escondido, CA General Obligation, Election 2004, Series A, 5.000%, 09/01/14 (National Insured)	90,000	97,546
City of Los Angeles, CA General Obligation, Series A, 5.000%, 09/01/13 (AGM Insured)	60,000	67,049
City of Los Angeles, CA General Obligation, Series A, 5.250% 09/01/11 (National Insured)	40,000	42,468
City of San Jose, CA Libraries, Parks, and Public Safety Projects General Obligation, 5.000%, 09/01/12	25,000	27,454
Clovis, CA Unified School District, Election 2004, Series B, 4.000%, 08/01/11 (National Insured)	20,000	20,706
Clovis, CA Unified School District General Obligation, Series B, 5.000%, 08/01/23 (National Insured)	115,000	120,768
Contra Costa County, CA Water District, Series L, 4.000%, 10/01/13 (AGM Insured)	75,000	79,651
Corona-Norco, CA Unified School District General Obligation, 5.000%, 09/01/12 (AGM Insured)	45,000	49,263
Corona-Norco, CA Unified School District General Obligation, Election 2006, Series A, 5.000%, 08/01/25 (AGM Insured)	50,000	51,714
Cotati-Rohnert Park, CA Unified School District, Series B, 4.000%, 08/01/13 (FGIC Insured)	50,000	52,365
County of Santa Clara, CA East Side Union High School District General Obligation, Series C, 3.300%, 08/01/11 (FGIC Insured)	25,000	25,637
Covina-Valley, CA Unified School District, Election 2006, Series A, 4.000%, 08/01/13 (National Insured)	115,000	122,288
Covina-Valley, CA Unified School District, Election 2006, Series A, 5.000%, 08/01/21 (National Insured)	410,000	428,196
Desert Sands, CA Unified School District General Obligation, 5.000%, 08/01/16	50,000	56,499
Desert Sands, CA Unified School District General Obligation, 5.000%, 08/01/27	235,000	244,640
Desert Sands, CA Unified School District General Obligation, 5.500%, 08/01/28	25,000	27,007
Desert Sands, CA University School District, Election 2001, 5.000%, 06/01/22 (AMBAC Insured)	40,000	42,602
Dublin, CA Unified School District General Obligation, Series A, 3.125%, 08/01/11 (AGM Insured)	100,000	103,061
East Side, CA Union High School District-Santa Clara County, Election 2002, Series C, 5.000%, 08/01/14 (AGM Insured)	60,000	65,387
Eastern, CA Municipal Water District, Water & Sewer Revenue, Series C, 4.000%, 07/01/11 (FGIC Insured)	50,000	51,525
Eastern, CA Municipal Water District, Water & Sewer Revenue, Series A, 5.000%, 07/01/21(National Insured)	330,000	353,407
El Monte, CA City School District General Obligation, Series A, 3.750%, 05/01/11 (FGIC Insured)	50,000	51,410
El Monte, CA City School District General Obligation, Series A, 4.250%, 05/01/15 (FGIC Insured)	300,000	319,260
El Monte, CA Union High School District General Obligation, Election 2002, Series B, 3.750%, 03/01/13 (National Insured)	50,000	52,430
El Monte, CA Union High School District General Obligation, Series C, 5.000%, 06/01/21 (AGM Insured)	40,000	43,021
Fairfield-Suisun, CA Unified School District, Election 2002, 5.250%, 01/01/16 (National Insured)	225,000	246,595
Fairfield-Suisun, CA Unified School District General Obligation, 5.000%, 08/01/27 (National Insured)	100,000	101,937
Fairfield-Suisun, CA Unified School District General Obligation, Election 2002, 5.000% 08/01/24 (National Insured)	565,000	586,572
Fairfield-Suisun, CA Unified School District General Obligation, Election 2002, 5.250%, 08/01/23 (National Insured)	240,000	253,685
Fresno County, CA Central Unified School District General Obligation, 5.000%, 07/01/21 (National Insured)	50,000	52,147
Fresno County, CA Central Unified School District General Obligation, Series A, 5.000%, 08/01/22 (Assured Guaranty)	25,000	26,934
Fresno County, CA Central Unified School District General Obligation, 5.000%, 07/01/23 (National Insured)	25,000	25,827
Fresno County, CA Unified School District General Obligation, Series C, 5.900%, 08/01/22 (National Insured)	25,000	27,995
Grossmont, CA Union High School District General Obligation, Election 2004, 5.000%, 08/01/23 (National Insured)	85,000	90,505

The accompanying notes are an integral part of these financial statements.

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 97.0% (continued)
Grossmont-Cuyamaca, CA Community College District General Obligation, Series C, 5.000%, 08/01/24 (Assured Guaranty)	$50,000	$53,622
Hacienda La Puente, CA Unified School District General Obligation, 4.000%, 08/01/11 (FGIC Insured)	25,000	25,959
Hemet, CA Unified School District General Obligation, Series A, 5.000%, 08/01/22 (AGM Insured)	125,000	132,729
Imperial, CA Community College District General Obligation, Series B, 4.250%, 08/01/14 (AMBAC Insured)	150,000	159,434
Imperial, CA Irrigation District Electric System Revenue, Series A, 5.250%, 11/01/24	100,000	110,743
Jurupa, CA Unified School District, Election 2001, 5.000%, 08/01/14 (FGIC Insured)	225,000	241,880
La Mesa-Spring Valley, CA School District General Obligation, 3.250%, 08/01/11 (FGIC Insured)	25,000	25,804
La Mesa-Spring Valley, CA School District General Obligation, 3.750%, 08/01/13 (FGIC Insured)	35,000	37,058
Lincoln, CA Unified School District, Election 2004, 4.000%, 08/01/14 (FGIC Insured)	75,000	78,357
Long Beach, CA Unified School District General Obligation, Series A, 5.500%, 08/01/26	85,000	92,907
Los Angeles County, CA Citrus Community College District General Obligation, Election 2004, Series B, 5.000%, 06/01/22 (National Insured)	20,000	21,361
Los Angeles County, CA Golden West Schools Financing Authority General Obligation Revenue, 5.250%, 09/01/24 (FGIC Insured)	365,000	403,420
Los Angeles County, CA Metropolitan Transportation Authority, Proposition C, Series E, 5.000%, 07/01/25	35,000	38,391
Los Angeles County, CA Public Works Financing Authority Revenue, Series A, 5.250%, 10/01/16 (AGM Insured)	25,000	29,029
Los Angeles County, CA Sanitation Districts Financing Authority, Capital Projects Revenue, Series B, 5.000%, 04/01/23 (FGIC Insured)	80,000	83,142
Los Angeles, CA Community College District General Obligation, Series A, 5.500%, 08/01/17 (National Insured)	15,000	15,948
Los Angeles, CA Community College District General Obligation, Series A, 5.500%, 08/01/21 (National Insured)	50,000	53,161
Los Angeles, CA County Metropolitan Transportation Authority, Series A, 5.000%, 07/01/13 (AGM Insured)	55,000	61,506
Los Angeles, CA County Public Works Financing Authority, Series A, 5.000%, 03/01/12 (National Insured)	100,000	107,411
Los Angeles, CA County Public Works Financing Authority, Series A, 5.000%, 10/01/15 (National Insured)	15,000	17,245
Los Angeles, CA County Sanitation Districts Financing Authority, Series A, 5.000%, 10/01/11 (AGM Insured)	105,000	111,166
Los Angeles, CA Department of Water & Power Revenue, Series A-1, 5.000%, 07/01/13 (AMBAC Insured)	50,000	55,832
Los Angeles, CA Department of Water & Power System Revenue, Series A, 4.300%, 07/01/12 (National Insured)	100,000	103,922
Los Angeles, CA Department of Water & Power, Series A-1, 5.000%, 07/01/11 (National Insured)	15,000	15,741
Los Angeles, CA Harbor Department Revenue, Series A, 4.000%, 08/01/17	25,000	26,431
Los Angeles, CA Harbor Department Revenue, Series B, 5.000%, 08/01/20 (National Insured)	275,000	300,825
Los Angeles, CA Municipal Improvement Corp. Revenue, Series A, 5.000%, 09/01/16	470,000	523,176
Los Angeles, CA Municipal Improvement Corp. Revenue, Series C, 5.000%, 09/01/18	300,000	328,827
Los Angeles, CA Municipal Improvement Corp. Revenue, Series B1, 5.000%, 08/01/21 (FGIC Insured)	125,000	130,815
Los Angeles, CA Municipal Improvement Corp. Revenue, Series B1, 5.000%, 08/01/23 (FGIC Insured)	50,000	51,968
Los Angeles, CA Municipal Improvement Corp. Revenue, Series A, 5.000%, 09/01/24	100,000	105,134
Los Angeles, CA Municipal Improvement Corp. Revenue, Figuero Plaza, Series B1, 5.000%, 08/01/26 (FGIC Insured)	200,000	205,594
Los Angeles, CA Municipal Improvement Corp. Revenue, Police Headquarters Facility, Series A, 5.000%, 01/01/25 (FGIC Insured)	750,000	780,502
Los Angeles, CA Municipal Improvement Revenue, Capital Equipment, Series A, 5.000%, 09/01/23	485,000	512,684

The accompanying notes are an integral part of these financial statements.

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 97.0% (continued)
Los Angeles, CA Municipal Improvement Revenue, Capital Equipment, Series A, 5.000%, 09/01/25	$50,000	$52,282
Los Angeles, CA Sanitation Equipment Charge Revenue, Series A, 5.000%, 02/01/13 (FGIC Insured)	25,000	27,254
Los Banos, CA Unified School District General Obligation, Election 1995, 4.150%, 08/01/11 (FGIC Insured)	40,000	41,336
Los Nietos, CA School District General Obligation, 5.000%, 08/01/12 (Assured Guaranty)	25,000	26,787
Metropolitan Water District of Southern California, Series A, 5.000%, 03/01/12	25,000	26,905
Monrovia, CA Unified School District General Obligation, Election 2006, Series B, 5.250%, 08/01/25 (FSA Insured)	30,000	32,176
Moorpark, CA Unified School District General Obligation, Series A, 5.375%, 08/01/18 (AGM Insured)	50,000	55,183
Moreno Valley, CA Unified School District, 4.000%, 08/01/13 (National Insured)	200,000	211,062
Moreno Valley, CA Unified School District, 4.000%, 08/01/14 (National Insured)	75,000	79,124
Moreno Valley, CA Unified School District, 5.000%, 08/01/17 (National Insured)	50,000	53,894
Moreno Valley, CA Unified School District General Obligation, 5.000%, 08/01/15 (National Insured)	420,000	461,278
Moreno Valley, CA Unified School District General Obligation, 5.000%, 08/01/16 (National Insured)	25,000	27,186
Mount Diablo, CA Unified School District, Election 2002, 4.125%, 07/01/14 (FGIC Insured)	50,000	52,032
Mount Diablo, CA Unified School District General Obligation, 4.250%, 08/01/13 (AGM Insured)	115,000	119,457
Orange County, CA Coast Community College District General Obligation, 4.500%, 08/01/11 (National Insured)	20,000	20,956
Orange County, CA Sanitation District, Series A, 5.000%, 02/01/22	135,000	149,163
Peralta, CA Community College District General Obligation, Series A, 5.000%, 08/01/24 (National Insured)	50,000	52,988
Peralta, CA Community College District General Obligation, Election 2006, Series B, 5.250%, 08/01/22 (AGM Insured)	45,000	49,421
Perris, CA Union High School District General Obligation, Series B, 4.000%, 09/01/13 (FGIC Insured)	50,000	53,794
Perris, CA Union High School District General Obligation, Election 2004, Series A, 5.000%, 09/01/26 (FGIC Insured)	15,000	15,159
Placentia-Yorba Linda, CA Unified School District General Obligation, Series B, 5.500%, 08/01/27 (FGIC Insured)	65,000	68,711
Port of Oakland, CA Series B, 4.000%, 11/01/14 (National Insured)	450,000	475,160
Port of Oakland, CA Series C, 5.000%, 11/01/15 (National Insured)	310,000	340,997
Port of Oakland, CA Series B, 5.000%, 11/01/16 (National Insured)	255,000	277,494
Port of Oakland, CA Series C, 5.000%, 11/01/17 (National Insured)	275,000	298,009
Port of Oakland, CA Revenue, Series M, 4.000%, 11/01/12 (FGIC Insured)	10,000	10,626
Port of Oakland, CA Revenue, Series B, 4.000%, 11/01/15 (National Insured)	105,000	110,223
Port of Oakland, CA Revenue, Series M, 5.000%, 11/01/11 (FGIC Insured)	25,000	26,402
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/17 (National Insured)	10,000	10,837
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/21 (National Insured)	585,000	616,725
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, First Subordinated, Series A, 4.375%, 08/01/20	685,000	716,777
Rescue, CA Union School District General Obligation, Election 1998, 5.000%, 09/01/21 (National Insured)	25,000	28,081
Rescue, CA Union School District General Obligation, Election 1998, 5.000%, 07/01/23 (National Insured)	50,000	55,725
Riverside, CA Community College District, 5.000%, 08/01/24 (AGM Insured)	35,000	37,044
Riverside County, CA Perris Union High School District, Series B, 3.750%, 09/01/11 (National Insured)	50,000	51,936
Rosemead, CA School District General Obligation, Election 2000, Series B, 5.125%, 08/01/27 (FGIC Insured)	25,000	25,450
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/24 (AGM Insured)	150,000	162,426
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/25 (AGM Insured)	55,000	58,342

The accompanying notes are an integral part of these financial statements.

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 97.0% (continued)
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/26 (AGM Insured)	$145,000	$153,474
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.500%, 08/01/28 (AGM Insured)	125,000	132,608
Roseville, CA Joint Union High School District General Obligation, Election 2004, Series A, 5.000%, 08/01/26 (FGIC Insured)	120,000	124,297
Sacramento, CA County Sanitation District, Series A, 5.200%, 12/01/11	150,000	155,174
Sacramento, CA County Sanitation District, Series A, 5.250%, 12/01/12	100,000	103,365
Sacramento, CA Municipal Utility District, Series R, 5.000%, 08/15/18 (National Insured)	150,000	157,616
Sacramento, CA Municipal Utility District Revenue, Series S, 5.000%, 11/15/11 (National Insured)	25,000	26,516
Sacramento, CA Municipal Utility District Revenue, Series S, 5.000%, 11/15/12 (National Insured)	25,000	27,240
Sacramento, CA Municipal Utility District Revenue, Series K, 5.250%, 07/01/24 (AMBAC Insured)	25,000	27,280
San Bernardino, CA Community College District, Election 2002, Series C, 5.000%, 08/01/26 (AGM Insured)	175,000	183,878
San Bernardino, CA Community College District, Election 2002, Series A, 6.250%, 08/01/23	620,000	727,508
San Bernardino, CA Community College District, Election 2002, Series A, 6.375%, 08/01/26	480,000	560,410
San Bernardino County, CA Chaffey Joint Union High School District General Obligation, Series B, 5.000% 08/01/25 (FGIC Insured)	55,000	55,562
San Diego County, CA Southwestern Community College District General Obligation, 4.625%, 08/01/11 (AMBAC Insured)	50,000	52,620
San Diego County, CA Southwestern Community College District General Obligation, 5.000%, 08/01/23 (National Insured)	285,000	306,053
San Diego, CA Public Facilities Financing Authority, Series C, 4.000%, 05/15/12	475,000	502,251
San Diego, CA Public Facilities Financing Authority, Series B, 5.000%, 08/01/20	30,000	33,449
San Diego, CA Public Facilities Financing Authority, Series B, 5.000%, 05/15/21	50,000	55,558
San Diego, CA Unified Port District, Series B, 5.000%, 09/01/23 (National Insured)	325,000	334,773
San Diego, CA Unified School District, Series C, 5.000%, 07/01/19 (AGM Insured)	200,000	213,290
San Francisco, CA City & County Airport Commission Prerefunded Revenue, Second Series, Issue 27B, 5.250%, 05/01/12 (FGIC Insured)	60,000	62,912
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 28B, 4.000%, 05/01/11 (National Insured)	20,000	20,557
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 28C, 4.000%, 05/01/11 (National Insured)	100,000	102,674
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 28C, 4.000%, 05/01/12 (National Insured)	250,000	262,302
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 29B, 4.000%, 05/01/11 (FGIC Insured)	30,000	30,835
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 27B, 4.125%, 05/01/11 (FGIC Insured)	75,000	77,135
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 32F, 5.000%, 05/01/16 (FGIC Insured)	45,000	50,239
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 26B, 5.000%, 05/01/26 (FGIC Insured)	25,000	25,256
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 30, 5.250%, 05/01/15 (XLCA Insured)	75,000	81,620
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 32F, 5.250%, 05/01/17 (FGIC Insured)	415,000	467,622

The accompanying notes are an integral part of these financial statements.

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 97.0% (continued)
San Francisco, CA City & County Airport Commission Unrefunded Revenue, Second Series, Issue 27B, 5.250%, 05/01/12 (FGIC Insured)	$110,000	$114,891
San Francisco, CA City & County General Obligation, Laguna Honda Hospital, Series R3, 5.000%, 06/15/23	50,000	53,650
San Francisco, CA City & County Public Utilities Commission Revenue, Series A, 4.000%, 10/01/11 (National Insured)	180,000	186,822
San Francisco, CA City & County Public Utilities Commission Revenue, Series B, 4.000%, 11/01/12 (National Insured)	40,000	42,932
San Francisco, CA City & County Public Utilities Commission Revenue, Series A, 5.000%, 10/01/12 (National Insured)	35,000	38,153
San Francisco, CA City & County Unified School District, Election 2003, Series B, 5.000%, 06/15/13 (AGM Insured)	250,000	275,340
San Francisco, CA City & County Unified School District, Election 2003, Series C, 5.000%, 06/15/22 (National Insured)	55,000	58,753
San Francisco, CA City & County Unified School District General Obligation, Election 2003, Series B, 5.000%, 06/15/12 (AGM Insured)	100,000	108,378
San Francisco, CA Community College District, Series B, 5.000%, 06/15/14 (AMBAC Insured)	120,000	131,762
San Juan, CA Unified School District General Obligation, Election 2002, 4.250%, 08/01/14 (FGIC Insured)	240,000	259,598
San Juan, CA Unified School District General Obligation, Series A, 5.000%, 08/01/16 (National Insured)	150,000	162,286
Santa Ana, CA Unified School District, Election 2008, Series A, 5.250%, 08/01/25	1,300,000	1,399,775
Santa Ana, CA Unified School District, Election 2008, Series A, 5.250%, 08/01/26	500,000	537,295
Santa Clara County, CA Alum Rock Union Elementary School District General Obligation, 3.500%, 09/01/12 (FGIC Insured)	15,000	15,532
Santa Clara County, CA Campbell Union School District General Obligation, Election 2002, Series B, 5.125%, 08/01/29 (FGIC Insured)	10,000	11,190
Santa Clara County, CA East Side Union High School District, Series B, 5.000%, 08/01/12 (FGIC Insured)	30,000	31,861
Santa Clara County, CA East Side Union High School District, Election 2002, Series D, 4.000%, 08/01/14 (XLCA Insured)	40,000	42,864
Santa Clara County, CA East Side Union High School District General Obligation, Series A, 4.000%, 09/01/18 (AMBAC Insured)	75,000	75,948
Santa Clara County, CA East Side Union High School District General Obligation, Series F, 4.250%, 08/01/11 (AGM Insured)	75,000	78,335
Santa Clara County, CA East Side Union High School District General Obligation, Series B, 5.250%, 02/01/24 (National Insured)	40,000	42,792
Santa Clara County, CA East Side Union High School District General Obligation, Election 2002, Series C, 5.000%, 08/01/12 (AGM Insured)	15,000	16,280
Santa Clara County, CA East Side Union High School District General Obligation, Election 2002, Series D, 5.000%, 08/01/19 (XLCA Insured)	330,000	352,176
Santa Clara County, CA Franklin-Mckinley CA School District General Obligation, 5.000%, 07/01/15 (AGM Insured)	40,000	44,075
Santa Clara, CA Valley Transportation Authority, Series A, 5.000%, 06/01/23 (National Insured)	60,000	62,963
Santa Rosa, CA High School District, Election of 2002, 5.000%, 08/01/19 (National Insured)	100,000	103,835
Sierra Sands, CA Unified School District General Obligation, Series A, 5.000%, 11/01/22 (FGIC Insured)	50,000	51,848
Sierra, CA Joint Community College District, School Facilities Improvement District No. 1, 5.000%, 08/01/24 (National Insured)	100,000	103,930
Sierra, CA Joint Community College District General Obligations, Election 2004, Series B, 5.000%, 08/01/25 (National Insured)	100,000	102,804

The accompanying notes are an integral part of these financial statements.

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 97.0% (continued)
Solano County, CA Community College District, 4.000%, 08/01/15 (National Insured)	$25,000	$26,945
Solano County, CA Community College District, 5.000%, 08/01/16 (National Insured)	40,000	44,320
Sonoma County, CA Junior College District General Obligation, Series D, 5.000%, 08/01/16	15,000	16,996
Sonoma Valley, CA Unified School District, 5.125%, 08/01/25 (FGIC Insured)	15,000	15,320
Southern California Public Power Authority Revenue, Southern Transmission Project, Series B, 5.750%, 07/01/24	65,000	73,279
State of California, 5.000%, 04/01/14	15,000	16,641
State of California General Obligation, 5.000%, 06/01/15	90,000	94,495
State of California General Obligation, 5.000%, 02/01/29	15,000	16,126
State of California General Obligation, 5.000%, 02/01/32 (CIFG Insured)	25,000	26,809
State of California General Obligation, 5.000%, 02/01/32	50,000	53,754
Sweetwater Authority, San Diego County, CA Water Revenue, Series 2005, 5.000%, 04/01/17
(AMBAC Insured)	50,000	54,624
Tahoe-Truckee, CA Unified School District General Obligation, 5.500%, 08/01/19 (National Insured)	75,000	87,588
Tracy, CA Joint Unified School District General Obligation, Election 2006, 5.000%, 08/01/25
(Assured Guaranty)	100,000	104,066
University of California, Series Q, 5.000%, 09/01/33 (AGM Insured)	20,000	21,416
University of California, Revenue Bonds, Series Q, 5.000%, 09/01/11(AGM Insured)	55,000	57,934
Vacaville, CA Unified School District, Election 2001, 5.000%, 08/01/16 (National Insured)	120,000	130,759
Vacaville, CA Unified School District General Obligation, 5.000%, 08/01/22 (AGM Insured)	20,000	22,104
Vacaville, CA Unified School District General Obligation, 5.000%, 08/01/26 (National Insured)	55,000	56,087
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/17 (National Insured)	40,000	43,026
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/22 (National Insured)	15,000	15,637
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/25 (AMBAC Insured)	130,000	133,242
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/25 (National Insured)	220,000	224,655
Vacaville, CA Unified School District General Obligation, Series 2003, 4.600%, 08/01/17 (AGM Insured)	25,000	27,408
Val Verde, CA Unified School District General Obligation, Election 2008, Series A, 5.500%, 08/01/22	100,000	109,041
Val Verde, CA Unified School District General Obligation, Election 2008, Series A, 5.500%, 08/01/24	615,000	662,607
Ventura, CA Unified School District, Election 1997, Series F, 4.000%, 08/01/11 (AGM Insured)	75,000	77,000
Walnut, CA Energy Center Authority Revenue, Series A, 5.000%, 01/01/12 (AMBAC Insured)	85,000	90,364
Wiseburn, CA School District, Series A, 5.000%, 08/01/16 (National Insured)	75,000	80,042
Yosemite, CA Community College General Obligation, Election 2004, Series A, 5.000%, 08/01/22 (FGIC Insured)	515,000	548,104
Yuba, CA Community College District General Obligation, Election 2006, Series A, 5.000%, 08/01/23 (AMBAC Insured)	90,000	93,707
Yuba, CA Community College District General Obligation, Election 2006, Series A, 5.000%, 08/01/24 (AMBAC Insured)	25,000	25,904

Total Municipal Bonds (cost $29,486,706)		30,183,081
	Shares
Short-Term Investments - 1.9%[1]
BlackRock Liquidity Funds, Institutional Class Shares - California Money Fund, 0.15% (cost $587,318)	587,318	587,318
Total Investments - 98.9%(cost $30,074,024)[5]		30,770,399
Other Assets, less Liabilities - 1.1%		333,788
Net Assets - 100.0%		$31,104,187

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report.

At April 30, 2010, the approximate cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were:

Fund	Cost	Appreciation	Depreciation	Net
Managers Frontier Small Cap Growth	$26,065,833	$5,394,726	$(469,508)	$4,925,218
Managers Micro-Cap	120,347,746	33,199,731	(6,723,806)	26,475,925
Managers Institutional Micro-Cap	23,734,666	6,173,138	(1,511,971)	4,661,167
Managers Real Estate Securities	17,964,092	4,586,230	(2,725,761)	1,860,469
Managers California Intermediate Tax-Free	30,074,024	712,535	(16,160)	696,375

*	Non-income-producing security.
[1]	Yield shown for each investment company represents the April 30, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of April 30, 2010, amounting to:

Fund	Market Value	% of Net Assets
Managers Frontier Small Cap Growth	$413,997	1.3%
Managers Micro-Cap	476,266	0.3%
Managers Institutional Micro-Cap	168,678	0.6%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

[5]

At April 30, 2010, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets was as follows: California 94.7% and Puerto Rico 2.3%. At April 30, 2010, 67.5% of the securities in the portfolio were backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets were as follows: National Insured 33.3%, FGIC 15.6%, and AGM 10.2%.

Investment Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United
States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.
AMBAC:	American Municipal Bond Assurance Corp.
AGM:	Assured Guaranty Municipal Corp.
CIFG:	CIFG, NA
ETF:	Exchange Traded Fund
FGIC:	Financial Guaranty Insurance Corp.
FSA:	FSA Capital, Inc
National:	National Public Finance Guarantee Corp.
REIT:	Real Estate Investment Trust
REOC:	Real Estate Operating Company
XLCA:	XL Capital Assurance, Inc.

Statements of Assets and Liabilities

April 30, 2010 (unaudited)

Managers Frontier Small Cap Growth Fund
Assets:
Investments at value* (including securities on loan valued at $413,997)	$30,991,051
Receivable for investments sold	534,044
Receivable for Fund shares sold	6,017
Dividends, interest and other receivables	8,061
Receivable from affiliate	11,133
Prepaid expenses	40,806
Total assets	31,591,112
Liabilities:
Payable for Fund shares repurchased	6,385
Payable upon return of securities loaned	441,432
Payable for investments purchased	325,994
Accrued expenses:
Investment management and advisory fees	36,468
Distribution fees - Investor class	8
Other	28,480
Total liabilities	838,767
Net Assets	$30,752,345
Net Assets Represent:
Paid-in capital	$33,359,986
Undistributed net investment loss	(136,535)
Accumulated net realized loss from investments	(7,522,391)
Net unrealized appreciation of investments	5,051,285
Net Assets	$30,752,345
Investor Class Shares - Net Assets	$37,017
Shares outstanding	2,249
Net asset value, offering and redemption price per share	$16.46
Service Class Shares - Net Assets	$24,994,724
Shares outstanding	1,518,066
Net asset value, offering and redemption price per share	$16.46
Institutional Class Shares - Net Assets	$5,720,604
Shares outstanding	347,264
Net asset value, offering and redemption price per share	$16.47
* Investments at cost	$25,939,766

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

April 30, 2010 (unaudited)

	Managers Micro-Cap Fund	Managers Institutional Micro-Cap Fund	Managers Real Estate Securities Fund	Managers California Intermediate Tax- Free Fund
Assets:
Investments at value* (including securities on loan valued at
$476,266, $168,678, $0, $0, respectively)	$146,823,671	$28,395,834	$19,824,561	$30,770,399
Receivable for investments sold	3,899,154	736,578	345,453	—
Receivable for Fund shares sold	9,893	56,122	18,130	175
Dividends, interest and other receivables	34,433	6,398	11,339	402,875
Receivable from affiliate	18,054	6,399	5,812	10,500
Prepaid expenses	17,773	13,650	16,167	4,306
Total assets	150,802,978	29,214,981	20,221,462	31,188,255
Liabilities:
Payable for Fund shares repurchased	3,221,758	33,877	10,142	1,284
Payable upon return of securities loaned	515,000	174,000	—	—
Payable for investments purchased	3,248,638	609,509	529,288	26,290
Dividends payable to shareholders	—	—	—	8,636
Accrued expenses:
Investment management and advisory fees	120,264	22,844	13,258	10,500
Administrative fees	30,066	5,711	3,899	5,651
Other	124,094	35,633	43,995	31,707
Total liabilities	7,259,820	881,574	600,582	84,068
Net Assets	$143,543,158	$28,333,407	$19,620,880	$31,104,187
Net Assets Represent:
Paid-in capital	$136,030,271	$27,798,740	$22,633,034	$30,845,075
Undistributed net investment income (loss)	(540,662)	(77,659)	112,604	(1,572)
Accumulated net realized loss from investments	(22,297,941)	(5,016,804)	(7,742,381)	(435,691)
Net unrealized appreciation of investments	30,351,490	5,629,130	4,617,623	696,375
Net Assets	$143,543,158	$28,333,407	$19,620,880	$31,104,187
Shares outstanding	4,410,350	2,764,163	2,583,002	2,954,884
Net asset value, offering and redemption price per share	$32.55	$10.25	$7.60	$10.53
* Investments at cost	$116,472,181	$22,766,704	$15,206,938	$30,074,024

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the six months ended April 30, 2010 (unaudited)

	Managers Frontier Small Cap Growth Fund	Managers Micro-Cap Fund	Managers Institutional Micro-Cap Fund	Managers Real Estate Securities Fund	Managers California Intermediate Tax-Free Fund
Investment Income:
Dividend income	$80,344	$490,478	$89,798	$335,498	$507
Interest income	—	209	19	—	545,840
Foreign withholding tax	(108)	—	—	—	—
Securities lending fees	491	4,528	872	—	—
Total investment income	80,727	495,215	90,689	335,498	546,347
Expenses:
Investment management and advisory fees	156,839	673,080	127,032	72,755	59,800
Administrative fees	15,166	168,270	31,758	21,399	38,287
Distribution Fees - Investor Class	11	N/A	N/A	N/A	N/A
Transfer agent	28,900	211,186	4,973	26,901	3,916
Professional fees	17,163	23,452	14,454	21,067	17,542
Registration fees	12,937	9,155	8,405	8,233	1,642
Custodian	9,326	30,297	12,821	7,071	17,263
Trustees fees and expenses	2,077	5,360	1,105	562	1,324
Reports to shareholders	2,391	37,419	6,780	4,558	941
Miscellaneous	1,893	3,719	684	620	1,157
Total expenses before offsets	246,703	1,161,938	208,012	163,166	141,872
Expense reimbursements	(29,413)	(111,819)	(36,495)	(34,760)	(57,615)
Expense reductions	(28)	(11,403)	(2,798)	(1,462)	(26)
Net expenses	217,262	1,038,716	168,719	126,944	84,231
Net investment income (loss)	(136,535)	(543,501)	(78,030)	208,554	462,116
Net Realized and Unrealized Gain:
Net realized gain on investments	1,013,964	3,254,957	225,979	2,027,414	12,602
Net unrealized appreciation of investments	5,885,354	25,998,568	5,277,907	2,868,557	350,100
Net realized and unrealized gain	6,899,318	29,253,525	5,503,886	4,895,971	362,702
Net increase in net assets resulting from operations	$6,762,783	$28,710,024	$5,425,856	$5,104,525	$824,818

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended April 30, 2010 (unaudited) and for the fiscal year ended October 31, 2009

	Managers Frontier Small Cap Growth Fund		Managers Micro-Cap Fund		Managers Institutional Micro-Cap Fund
	2010	2009	2010	2009	2010	2009
Increase (Decrease) in Net Assets From Operations:
Net investment loss	$(136,535)	$(386,570)	$(543,501)	$(1,071,787)	$(78,030)	$(152,663)
Net realized gain (loss) on investments	1,013,964	697,620	3,254,957	(21,757,590)	225,979	(3,953,858)
Net unrealized appreciation of investments	5,885,354	4,928,468	25,998,568	34,913,102	5,277,907	6,146,351
Net increase in net assets resulting from operations	6,762,783	5,239,518	28,710,024	12,083,725	5,425,856	2,039,830
Distributions to Shareholders:
From net investment income	—	—	—	—	—	—
From net realized gain on investments	—	—	—	(7,917,520)	—	(3,256,607)
Total distributions to shareholders	—	—	—	(7,917,520)	—	(3,256,607)
From Capital Share Transactions:
Proceeds from sale of shares	6,150,548	7,633,128	2,115,691	3,765,447	2,118,910	5,097,840
Reinvestment of dividends and distributions	—	—	—	7,785,548	—	3,131,896
Cost of shares repurchased	(21,697,392)	(24,393,560)	(14,604,662)	(20,818,945)	(2,973,783)	(10,009,632)
Net decrease from capital share transactions	(15,546,844)	(16,760,432)	(12,488,971)	(9,267,950)	(854,873)	(1,779,896)
Total increase (decrease) in net assets	(8,784,061)	(11,520,914)	16,221,053	(5,101,745)	4,570,983	(2,996,673)
Net Assets:
Beginning of period	39,536,406	51,057,320	127,322,105	132,423,850	23,762,424	26,759,097
End of period	$30,752,345	$39,536,406	$143,543,158	$127,322,105	$28,333,407	$23,762,424
End of period undistributed net investment income (loss)	$(136,535)	—	$(540,662)	$2,839	$(77,659)	$371

Share Transactions:
Sale of shares	N/A [1]	695,597	71,387	161,725	222,408	686,426
Reinvestment of dividends and distributions	N/A [1]	—	—	362,624	—	463,985
Shares repurchased	N/A [1]	(2,116,995)	(489,843)	(907,457)	(330,082)	(1,376,996)
Net decrease in shares	N/A [1]	(1,421,398)	(418,456)	(383,108)	(107,674)	(226,585)

[1]	See note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended April 30, 2010 (unaudited) and for the fiscal year ended October 31, 2009

	Managers Real Estate Securities Fund		Managers California Intermediate Tax-Free Fund
	2010	2009	2010	2009
Increase (Decrease) in Net Assets From Operations:
Net investment income	$208,554	$260,542	$462,116	$984,709
Net realized gain (loss) on investments	2,027,414	(7,061,780)	12,602	250,408
Net unrealized appreciation of investments	2,868,557	7,821,113	350,100	1,516,580
Net increase in net assets resulting from operations	5,104,525	1,019,875	824,818	2,751,697
Distributions to Shareholders:
From net investment income	(141,071)	(299,371)	(462,107)	(984,686)
From net realized gain on investments	—	—	—	—
Total distributions to shareholders	(141,071)	(299,371)	(462,107)	(984,686)
From Capital Share Transactions:
Proceeds from sale of shares	3,787,746	4,960,375	1,628,724	3,316,692
Reinvestment of dividends and distributions	138,711	294,105	284,291	807,882
Cost of shares repurchased	(3,795,398)	(3,814,439)	(2,352,395)	(7,665,822)
Net increase (decrease) from capital share transactions	131,059	1,440,041	(439,380)	(3,541,248)
Total increase (decrease) in net assets	5,094,513	2,160,545	(76,669)	(1,774,237)
Net Assets:
Beginning of period	14,526,367	12,365,822	31,180,856	32,955,093
End of period	$19,620,880	$14,526,367	$31,104,187	$31,180,856
End of period undistributed net investment income (loss)	$112,604	$45,121	$(1,572)	$(1,581)

Share Transactions:
Sale of shares	560,291	1,139,096	155,290	326,236
Reinvestment of dividends and distributions	20,342	64,678	27,157	78,990
Shares repurchased	(553,791)	(875,731)	(224,441)	(757,169)
Net increase (decrease) in shares	26,842	328,043	(41,994)	(351,943)

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2010 (unaudited)	For the fiscal year ended October 31,
Managers Frontier Small Cap Growth Fund - Service Class*		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$13.42	$11.69	$17.87	$15.47	$12.90	$11.10
Income from Investment Operations:
Net investment loss	(0.09)	(0.10)[3]	(0.12)[3]	(0.11)[3]	(0.12)[3]	(0.14)[3]
Net realized and unrealized gain (loss) on investments	3.13	1.83 [3]	(6.06)[3]	2.51 [3]	2.69 [3]	1.94 [3]
Total from investment operations	3.04	1.73	(6.18)	2.40	2.57	1.80
Net Asset Value, End of Period	$16.46	$13.42	$11.69	$17.87	$15.47	$12.90
Total Return[1]	22.65%[5]	14.80%	(34.58)%	15.51%	19.92%	16.13%
Ratio of net expenses to average net assets	1.42%[6]	1.46%	1.41%	1.39%	1.38%	1.47%
Ratio of net investment loss to average net assets[1]	(0.91)%[6]	(0.90)%	(0.79)%	(0.68)%	(0.84)%	(1.10)%
Portfolio turnover	24%[5]	136%	59%	49%	49%	67%
Net assets at end of period (000’s omitted)	$24,995	$39,536	$51,057	$87,015	$89,175	$66,301

Ratios absent expense offsets: [2]
Ratio of total expenses to average net assets	1.60%[6]	1.50%	1.43%	1.41%	1.42%	1.53%
Ratio of net investment loss to average net assets	(1.09)%[6]	(0.94)%	(0.80)%	(0.70)%	(0.88)%	(1.16)%

Managers Frontier Small Cap Growth Fund - Investor Class Shares*	For the period ended April 30, 2010 (unaudited)
Net Asset Value, Beginning of Period	$14.93
Income from Investment Operations:
Net investment loss	(0.01)
Net realized and unrealized gain on investments	1.54
Total from investment operations	1.53
Net Asset Value, End of Period	$16.46
Total Return[1]	12.43%[5]
Ratio of net expenses to average net assets	1.30%[6]
Ratio of net investment loss to average net assets[1]	(0.77)%[6]
Portfolio turnover	24%[5]
Net assets at end of period (000’s omitted)	$37

Ratios absent expense offsets: [2]
Ratio of total expenses to average net assets	1.39%[6]
Ratio of net investment loss to average net assets	(0.86)%[6]

Net Asset Value, Beginning of Period	$14.93
Income from Investment Operations:
Net investment loss	(0.02)
Net realized and unrealized gain on investments	1.56
Total from investment operations	1.54
Net Asset Value, End of Period	$16.47
Total Return[1]	12.50%[5]
Ratio of net expenses to average net assets	1.05%[6]
Ratio of net investment loss to average net assets[1]	(0.44)%[6]
Portfolio turnover	24%[5]
Net assets at end of period (000’s omitted)	$5,720

Ratios absent expense offsets: [2]
Ratio of total expenses to average net assets	1.31%[6]
Ratio of net investment loss to average net assets	(0.70)%[6]

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2010 (unaudited)	For the fiscal year ended October 31,
Managers Micro-Cap Fund		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$26.37	$25.41	$41.90	$34.48	$29.65	$27.86
Income from Investment Operations:
Net investment loss	(0.12)	(0.21)[3]	(0.31)[3]	(0.37)[3]	(0.26)[3]	(0.38)
Net realized and unrealized gain (loss) on investments	6.30	2.73 [3]	(16.18)[3]	7.79 [3]	5.09 [3]	2.17
Total from investment operations	6.18	2.52	(16.49)	7.42	4.83	1.79
Less Distribution to Shareholders from:
Net realized gain on investments	—	(1.56)	—	—	—	—
Total distributions to shareholders	—	(1.56)	—	—	—	—
Net Asset Value End of Period	$32.55	$26.37	$25.41	$41.90	$34.48	$29.65
Total Return[1]	23.44%[4,5]	11.34%[4]	(39.37)%	21.52%[4]	16.29%	6.42%
Ratio of net expenses to average net assets	1.55%[6]	1.53%	1.54%	1.53%	1.54%	1.56%
Ratio of net investment loss to average net assets[1]	(0.81)%[6]	(0.90)%	(0.92)%	(1.01)%	(0.79)%	(1.11)%
Portfolio turnover	61%[5]	82%	193%	76%	82%	68%
Net assets at end of period (000’s omitted)	$143,543	$127,322	$132,424	$271,934	$303,474	$397,629

Ratios absent expense offsets:[2]
Ratio of net expenses to average net assets	1.73%[6]	1.75%	1.66%	1.53%	1.54%	1.56%
Ratio of net investment loss to average net assets	(0.99)%[6]	(1.12)%	(1.04)%	(1.01)%	(0.79)%	(1.11)%

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2010 (unaudited)	For the fiscal year ended October 31,
Managers Institutional Micro-Cap Fund		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$8.27	$8.64	$16.65	$15.07	$14.94	$14.49
Income from Investment Operations:
Net investment loss	(0.03)	(0.05)[3]	(0.10)[3]	(0.13)[3]	(0.09)[3]	—
Net realized and unrealized gain (loss) on investments	2.01	0.79 [3]	(5.87)[3]	2.99 [3]	2.36 [3]	0.97
Total from investment operations	1.98	0.74	(5.97)	2.86	2.27	0.97
Less Distributions to Shareholders from:
Net investment income	—	—	—	—	—	(0.00)#
Net realized gain on investments	—	(1.11)	(2.04)	(1.28)	(2.14)	(0.52)
Total distribution to shareholders	—	(1.11)	(2.04)	(1.28)	(2.14)	(0.52)
Net Asset Value End of Period	$10.25	$8.27	$8.64	$16.65	$15.07	$14.94
Total Return[1]	23.94%[4,5]	11.44%[4]	(40.45)%	20.48%	16.33%	6.54%
Ratio of net expenses to average net assets	1.33%[6]	1.31%	1.30%	1.35%	1.35%	1.35%
Ratio of net investment loss to average net assets[1]	(0.61)%[6]	(0.66)%	(0.74)%	(0.83)%	(0.63)%	(0.89)%
Portfolio turnover	64%[5]	81%	198%	129%	78%	73%
Net assets at end of period (000’s omitted)	$28,333	$23,762	$26,759	$141,223	$259,395	$295,701

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.64%[6]	1.67%	1.55%	1.39%	1.37%	1.39%
Ratio of net investment loss to average net assets	(0.92)%[6]	(1.02)%	(0.99)%	(0.87)%	(0.65)%	(0.93)%

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2010 (unaudited)	For the fiscal year ended October 31,
Managers Real Estate Securities Fund		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$5.68	$5.55	$12.57	$14.74	$12.86	$12.75
Income from Investment Operations:
Net investment income	0.08	0.12 [3]	0.13 [3]	0.06	0.18	0.35
Net realized and unrealized gain (loss) on investments	1.89	0.16 [3]	(4.06)[3]	0.22	3.87	1.86
Total from investment operations	1.97	0.28	(3.93)	0.28	4.05	2.21
Less Distributions to Shareholders from:
Net investment income	(0.05)	(0.15)	(0.12)	(0.10)	(0.10)	(0.35)
Net realized gain on investments	—	—	(2.97)	(2.35)	(2.07)	(1.75)
Total distributions to shareholders	(0.05)	(0.15)	(3.09)	(2.45)	(2.17)	(2.10)
Net Asset Value, End of Period	$7.60	$5.68	$5.55	$12.57	$14.74	$12.86
Total Return[1]	34.85%[5]	5.77%	(38.95)%	2.10%	36.43%	18.84%
Ratio of net expenses to average net assets	1.48%[6]	1.48%	1.48%	1.40%	1.46%	1.42%
Ratio of net investment income to average net assets[1]	2.44%[6]	2.56%	1.63%	0.82%	0.97%	1.93%
Portfolio turnover	55%[5]	107%	127%	126%	69%	70%
Net assets at end of period (000’s omitted)	$19,621	$14,526	$12,366	$26,561	$27,624	$24,903

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.91%[6]	2.47%	1.80%	1.41%	1.46%	1.54%
Ratio of net investment income to average net assets	2.01%[6]	1.57%	1.31%	0.83%	0.97%	1.81%

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2010 (unaudited)	For the fiscal year ended October 31,
Managers California Intermediate Tax-Free Fund		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.40	$9.84	$10.56	$10.75	$10.66	$11.17
Income from Investment Operations:
Net investment income	0.16	0.32	0.38	0.40	0.39	0.39
Net realized and unrealized gain (loss) on investments	0.13	0.55	(0.56)	(0.16)	0.25	(0.31)
Total from investment operations	0.29	0.87	(0.18)	0.24	0.64	0.08
Less Distributions to Shareholders from:
Net investment income	(0.16)	(0.31)	(0.38)	(0.40)	(0.40)	(0.40)
Net realized gain on investments	—	—	(0.16)	(0.03)	(0.15)	(0.19)
Total distributions to shareholders	(0.16)	(0.31)	(0.54)	(0.43)	(0.55)	(0.59)
Net Asset Value, End of Period	$10.53	$10.40	$9.84	$10.56	$10.75	$10.66
Total Return[1]	2.79%[5]	8.97%	(1.82)%	2.23%	6.21%	0.92%
Ratio of net expenses to average net assets	0.55%[6]	0.55%	0.55%	0.56%	0.55%	0.55%
Ratio of net investment income to average net assets[1]	3.02%[6]	3.08%	3.71%	3.75%	3.76%	3.74%
Portfolio turnover	56%[5]	152%	33%	35%	22%	28%
Net assets at end of period (000’s omitted)	$31,104	$31,181	$32,955	$35,982	$54,144	$47,847

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	0.93%[6]	0.86%	0.80%	0.82%	0.82%	0.81%
Ratio of net investment income to average net assets	2.64%[6]	2.77%	3.46%	3.49%	3.49%	3.48%

#	Rounds to less than $0.01 per share.
*

Effective January 1, 2010, existing shares of Managers Frontier Small Cap Growth Fund (formerly shares of Managers Small Cap Fund) were reclassified and redesignated as Service Class shares. Investor Class and Institutional Class shares commenced operations on January 1, 2010.

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Per share numbers have been calculated using average shares.
[4]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[5]	Not annualized.
[6]	Annualized.

Notes to Financial Statements

April 30, 2010 (unaudied)

1. Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of investment series. Included in this report are the Managers Frontier Small Cap Growth Fund (“Small Cap”) (formerly Managers Small Cap Fund), Managers Micro-Cap Fund (“Micro-Cap”) (formerly Managers Fremont Micro-Cap Fund), Managers Institutional Micro-Cap Fund (“Institutional Micro-Cap”) (formerly Managers Fremont Institutional Micro-Cap Fund), Managers Real Estate Securities Fund (“Real Estate Securities”), and Managers California Intermediate Tax-Free Fund (“California Intermediate Tax-Free”), collectively the “Funds.” At a meeting held September 10-11, 2009, the Board of Trustees approved the following changes as follows: (1) Effective September 14, 2009, Frontier Capital Management Co., LLC was appointed as the new Subadvisor of Small Cap; (2) Effective January 1, 2010, Managers Small Cap Fund changed its name to Managers Frontier Small Cap Growth Fund; (3) Small Cap reclassified and redesignated existing shares of Small Cap (formerly shares of the Managers Small Cap Fund) as Service Class shares and commenced operations of two additional share classes: Investor Class shares and Institutional Class shares; and (4) Effective January 1, 2010, implementation of a new contractual expense limitation agreement which limits total annual operating expenses of Small Cap (exclusive of taxes, interest, brokerage commissions, acquired fund fees and extraordinary expenses) to 1.05% of Small Cap’s average daily net assets.

At a meeting held December 3-4, 2009, the Board of Trustees approved the following changes effective January 1, 2010 as follows: (1) Managers Fremont Micro-Cap Fund changed its name to Managers Micro-Cap Fund; and (2) Managers Fremont Institutional Micro-Cap Fund changed its name to Managers Institutional Micro-Cap Fund.

Small Cap offers three classes of shares: Investor Class, Service Class, and Institutional Class. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences may be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third party pricing services approved by the Board of Trustees of the Funds. Under certain circumstances, the value of certain investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. Each Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. The Investment Manager monitors intervening events that may affect the value of securities held in each Fund’s portfolio and, in accordance with procedures adopted by the Funds’ Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized,

Notes to Financial Statements (continued)

since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk) Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Small Cap
Investments in Securities
Common Stocks[1]	$30,214,436	—	—	$30,214,436
Short-Term Investments	751,004	$25,611	—	776,615

Total Investments in Securities	$30,965,440	$25,611	—	$30,991,051

	Level 1	Level 2	Level 3	Total
Micro- Cap
Investments in Securities
Common Stocks[1]	$141,987,252	—	—	$141,987,252
Exchange Traded Funds	946,827	—	—	946,827
Short-Term Investments	3,889,592	—	—	3,889,592

Total Investments in Securities	$146,823,671	—	—	$146,823,671

Notes to Financial Statements (continued)

	Level 1	Level 2	Level 3	Total
Institutional Micro-Cap
Investments in Securities
Common Stocks[1]	$26,666,241	—	—	$26,666,241
Exchange Traded Funds	175,959	—	—	175,959
Short-Term Investments	1,553,633	—	—	1,553,633

Total Investments in Securities	$28,395,833	—	—	$28,395,833

	Level 1	Level 2	Level 3	Total
Real Estate Securities
Investments in Securities
Common Stocks[1]	$18,790,409	—	—	$18,790,409
Short-Term Investments	1,034,152	—	—	1,034,152

Total Investments in Securities	$19,824,561	—	—	$19,824,561

	Level 1	Level 2	Level 3	Total
California Intermediate Tax-Free
Investments in Securities
Municipal Bonds	—	$30,183,081	—	$30,183,081
Short-Term Investments	$587,318	—	—	587,318

Total Investments in Securities	$587,318	$30,183,081	—	$30,770,399

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

b. Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. For Small Cap Fund, investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

Notes to Financial Statements (continued)

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of the Fund’s expenses. For the six months ended April 30, 2010, under these arrangements the amount by which the Funds’ expenses were reduced and the impact on the expense ratios were as follows: Micro-Cap - $11,289 or 0.01%, Institutional Micro-Cap - $2,776 or 0.02% and Real Estate Securities - $1,448 or 0.02%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended April 30, 2010, the custodian expense was not reduced for any of the Funds.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended April 30, 2010, the Funds did not have any overdraft fees.

The Trust also has a balance credit arrangement with its Transfer Agent, PNC Global Investment Servicing (U.S.) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended April 30, 2010, the transfer agent expense was reduced as follows: Small Cap - $28, Micro-Cap - $114, Institutional Micro-Cap - $22, Real Estate Securities - $14 and California Intermediate Tax-Free - $26.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d. Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid as follows:

Annually - Small Cap, Micro-Cap and Institutional Micro-Cap Quarterly - Real Estate Securities Declared daily, paid monthly - California Intermediate Tax-Free Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITs, equalization accounting for tax purposes, foreign currency, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of their taxable income and gains to their shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2006-2009), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. Capital Loss Carryovers

As of April 30, 2010 the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires October 31,

Small Cap	$8,410,288	2010
Micro-Cap	$21,674,494	2017
Institutional Micro-Cap	$4,274,449	2017
Real Estate Securities	$5,614,390	2017
	1,451,212	2016
Total	$7,065,602

California Intermediate Tax-Free	$448,293	2016

Notes to Financial Statements (continued)

g. Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At April 30, 2010, certain shareholders and omnibus shareholder accounts individually held greater than 10% of the outstanding shares of the following Funds: Small Cap - two collectively own 53%; Micro-Cap – two collectively own 49%; Institutional Micro-Cap – four collectively own 56%; Real Estate Securities - three collectively own 64%; California Intermediate Tax-Free - two collectively own 56%. Transactions by these shareholders may have a material impact on their respective Funds. For the six months ended April 30, 2010, the capital stock transactions by class for the Small Cap Fund were:

	Shares	Amount
Small Cap
Investor Shares*
Proceeds from sale of shares	2,932	$47,491
Reinvestments of dividends and distributions	—	—
Cost of shares repurchased	(683)	(11,557)

Net increase - Investor Shares	2,249	$35,934

Service Shares
Proceeds from sale of shares	45,915	$687,655
Reinvestments of dividends and distributions	—	—
Cost of shares repurchased	(1,473,233)	(21,481,935)

Net decrease - Service Shares	(1,427,318)	($20,794,280)

Institutional Shares*
Proceeds from sale of shares	360,919	$5,415,402
Reinvestments of dividends and distributions	—	—
Cost of shares repurchased	(13,655)	(203,900)

Net increase - Institutional Shares	347,264	$5,211,502

*	Commenced operations on January 1, 2010

2. Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which Managers Investment Group LLC (the “Investment Manager”), an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), provides or oversees investment management services to the Funds. The Investment Manager selects subadvisors for each Fund (subject to Trustee approval), allocates assets among subadvisors and monitors the subadvisors’ investment programs and results. Each Fund’s investment portfolio is managed by portfolio managers who serve pursuant to subadvisory agreements with the Investment Manager.

Small Cap investment portfolio is managed by Frontier Capital Management Co., LLC (“Frontier”). AMG indirectly owns a majority interest in Frontier. The Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager. The Investment Manager, in turn, pays all or a portion of this fee to Frontier. Under its Investment Manager Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. Effective as of January 1, 2010, the Investment Manager receives compensation from Frontier for its administrative services to the Fund pursuant to a separate agreement between the Investment Manager and Frontier.

Investment management fees are paid directly by each Fund to the Investment Manager based on average daily net assets. The annual investment management fee rates, as a percentage of average daily net assets, for the six months ended April 30, 2010, were as follows:

Fund	Investment Management Fee
Small Cap	1.00%
Micro-Cap	1.00%
Institutional Micro-Cap	1.00%
Real Estate Securities	0.85%
California Intermediate Tax-Free
on first $25 million	0.40%
on next $25 million	0.35%
on next $50 million	0.30%
on next $50 million	0.25%
on balance over $150 million	0.20%

Notes to Financial Statements (continued)

For each of the Funds other than Small Cap, the Trust has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as each Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. For its services, the Administrator is paid a fee at a rate of 0.25% of average net assets per annum. Effective January 1, 2010, Small Cap terminated its Administration agreement.

The Investment Manager has contractually agreed, through at least March 1, 2011, to waive fees and pay or reimburse expenses of Micro-Cap, Institutional Micro-Cap, Real Estate Securities and California Intermediate Tax-Free to the extent that the total annual operating expenses (exclusive of taxes, interest, brokerage commissions, acquired fund expenses and extraordinary expenses) of each Fund exceed 1.56%, 1.35%, 1.50% and 0.55%, respectively, of each Fund’s average daily net assets. Micro-Cap’s expense cap became effective January 1, 2008.

At a meeting held on September 10-11, 2009, the Trust’s Board of Trustees approved a contractual expense limitation with respect to Small Cap. Effective January 1, 2010, the Investment Manager has contractually agreed, through at least March 1, 2011, to waive fees and pay or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest, shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, acquired fund fees and expenses and extraordinary items) to 1.05 % of the Fund’s average daily net assets.

Each of Small Cap, Micro-Cap, Institutional Micro-Cap, Real Estate Securities and California Intermediate Tax-Free is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the previously stated expense limitation percentages of that Fund’s average daily net assets. At April 30, 2010, the six-month and cumulative amounts of reimbursable expenses for the Funds were as follows:

Fund	Six months ended April 30, 2010	Cumulative Reimbursement Amount
Small Cap	$41,013	$41,013
Micro-Cap	111,819	558,833
Institutional Micro-Cap	36,495	244,665
Real Estate Securities	34,760	183,188
California Intermediate Tax-Free	57,615	299,451

The aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated among all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. The Chairman of the Audit Committee receives an additional payment of $5,000 per year. The “Trustees fees and expenses” shown in the financial statements represents the Funds’ allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

On June 23, 2009, the Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the Managers Family of Funds (the “Fund Family”). Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Funds’ Board of Trustees (the “Board”), and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended April 30, 2010, the following Funds lent to other Funds in the Fund family: Small Cap lent $305,732 for 1 day earning interest of $9; Micro-Cap lent $1,231,810 for 7 days earning interest of $209; Institutional Micro-Cap lent $159,121 for 4 days earning interest of $19. For the same period, the Funds did not borrow from other Funds in the Fund Family. The interest amounts are included in the Statement of Operations as interest income.

Notes to Financial Statements (continued)

3. Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities and U.S. Government obligations) for the six months ended April 30, 2010, were as follows:

Fund	Purchases	Sales
Small Cap	$7,372,521	$22,299,768
Micro-Cap	79,702,067	89,975,165
Institutional Micro-Cap	15,476,692	17,350,095
Real Estate Securities	9,209,546	9,788,523
California Intermdiate Tax-Free	16,933,504	16,767,663

The Funds had no purchases or sales of U.S. Government obligations for the six months ended April 30, 2010.

4. Portfolio Securities Loaned

The Funds may participate in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

In September of 2008, BNYM advised the Investment Manager that the ICRF had exposure to certain defaulted debt obligations, and that BNYM had established a separate sleeve of the ICRF to hold these securities. The net impact of these positions is not material to each Fund. Each Fund’s position, if any, in the separate sleeve of the ICRF is included in the Schedule of Portfolio Investments and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statement of Assets and Liabilities and Statement of Operations.

5. Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

6. Subsequent Events

The Funds have determined that no additional material events or transactions occurred through the issuance date of the Funds’ financial statements, which require additional disclosure in the Funds’ financial statements.

Approval of Interim Investment Advisory Agreements

At a meeting held on September 10-11, 2009 (the “Trustees Meeting”), the Board of Trustees (the “Trustees”) of Managers Trust I (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) within the meaning of the Investment Company Act of 1940, as amended, unanimously voted to approve the interim subadvisory agreement (the “Interim Subadvisory Agreement”) between Managers Investment Group LLC (the “Manager”) and Frontier Capital Management Co., LLC (the “Subadvisor” or “Frontier”) with respect to the Managers Small Cap Fund (the “Fund”) and the new subadvisory agreement (the “New Subadvisory Agreement,” and collectively with the Interim Subadvisory Agreement, the “Frontier Subadvisory Agreements”) between the Manager and Frontier with respect to the Fund, and to present the New Subadvisory Agreement for shareholder approval at a special meeting to be held for such purpose. The Trustees were separately represented by independent counsel in their consideration of the Frontier Subadvisory Agreements. In considering the Frontier Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund and Frontier, including information regarding the nature, extent and quality of services to be provided by Frontier under the Frontier Subadvisory Agreements. The Trustees also took into account performance and fee and expense information regarding Frontier. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) discussed with legal counsel the legal standards applicable to their consideration of the Frontier Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services

In considering the nature, extent and quality of the services to be provided by Frontier under the Frontier Subadvisory Agreements, the Trustees evaluated, among other things: (a) the expected services to be rendered by Frontier to the Fund; (b) the qualifications and experience of Frontier’s personnel; and (c) Frontier’s compliance programs. The Trustees also took into account management’s discussion of the financial condition of Frontier with respect to its ability to provide the services required under the Frontier Subadvisory Agreements and noted that, as of June 30, 2009, Frontier managed approximately $5.2 billion in assets. In addition, the Trustees took into account a compliance report with respect to Frontier presented at the Trustees Meeting.

The Trustees considered the investment philosophy, strategies and techniques that are intended to be used by Frontier in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding Frontier’s organizational and management structure and Frontier’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at Frontier who would have portfolio management responsibility for the Fund. The Trustees noted that Frontier employs three portfolio managers who will have primary responsibility for managing the Fund’s portfolio, with one portfolio manager serving as Chairman of Frontier and the other two portfolio managers each serving as a Vice President of Frontier. In addition, the Trustees noted that the portfolio management team has a combined tenure of 48 years with Frontier. The Trustees considered that, while one of the Fund’s portfolio managers plans to retire from Frontier in 2010, Frontier had prepared for the pending retirement by placing the Fund’s other two portfolio managers on the Small Cap Growth team in 2002. The Trustees further noted that the Small Cap Growth product utilizes a growth methodology, employing a bottom-up research intensive process, maintaining a long-term orientation with relatively low portfolio turnover and focusing on businesses with the potential to generate above average returns on capital over a business cycle.

Performance

The Trustees reviewed information related to the prior investment performance of Frontier in managing client accounts with similar investment objectives and strategies to those of the Fund. In reviewing this performance, the Trustees noted that, as of June 30, 2009, the performance of the Small Cap Growth product managed by Frontier ranked in the top quartile of its peer universe since inception (1985). The Trustees concluded that this performance record supported the approval of the Frontier Subadvisory Agreements.

Subadvisory Fees and Profitability

In considering the reasonableness of the subadvisory fee payable by the Manager to Frontier, the Trustees considered a presentation by representatives of Frontier regarding Frontier’s organization, management and financial stability, which presentation related generally to the estimated cost to Frontier of providing subadvisory services to the Fund and the resulting profitability from such relationship. The Trustees were also aware that because the Manager is an affiliate of Frontier, such profitability might be directly or indirectly shared by the Manager. In addition, the Trustees evaluated other potential benefits of the subadvisory relationship to the Manager, including, among others, the indirect benefits that the Manager may receive from Frontier’s relationship with the Fund, including any so-called “fallout benefits” to the Manager, such as reputational value derived from Frontier serving as Subadvisor to the Fund, which will bear Frontier’s name if the New Subadvisory Agreement were approved.

In addition, the Trustees noted that the subadvisory fees are paid by the Manager out of its advisory fee. Accordingly, the cost of services to be provided by Frontier and the profitability to Frontier of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the size of the Fund, the Trustees concluded that the effect of any economies of scale being realized by Frontier was not a material factor in the Trustees’ deliberations at the time.

After consideration of the foregoing, the Trustees reached the following conclusions regarding the Frontier Subadvisory Agreements, in addition to those conclusions discussed above: (a) Frontier demonstrated that it possesses the capability and resources to perform the duties required of it under the Frontier Subadvisory Agreements; (b) Frontier’s investment strategy is appropriate for pursuing the Fund’s investment objectives; (c) Frontier is reasonably likely to execute its investment strategy consistently over time; and (d) Frontier maintains appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Frontier Subadvisory Agreements would be in the best interests of the Fund and its shareholders. Accordingly, on September 10-11, 2009, the Trustees, including all of the Independent Trustees, unanimously voted to approve the Frontier Subadvisory Agreements.

Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Distributors, Inc.

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Custodian

The Bank of New York Mellon

2	Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Attn: Managers

P.O. Box 9769 Providence,

Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS		BALANCED FUNDS
EMERGING MARKETS EQUITY	CHICAGO EQUITY PARTNERS	CHICAGO EQUITY PARTNERS BALANCED
Rexiter Capital Management Limited	MID-CAP	Chicago Equity Partners, LLC
Schroder Investment Management North America Inc.	Chicago Equity Partners, LLC
ALTERNATIVE FUNDS
REAL ESTATE SECURITIES
ESSEX GROWTH	Urdang Securities Management, Inc.	FQ GLOBAL ALTERNATIVES
ESSEX LARGE CAP GROWTH		FQ GLOBAL ESSENTIALS
ESSEX SMALL/MICRO CAP GROWTH	RENAISSANCE LARGE CAP GROWTH	First Quadrant, L.P.
Essex Investment Management Co., LLC	Renaissance Group LLC
INCOME FUNDS
FQ TAX-MANAGED U.S. EQUITY	SKYLINE SPECIAL EQUITIES	BOND (MANAGERS)
FQ U.S. EQUITY	PORTFOLIO	FIXED INCOME
First Quadrant, L.P.	Skyline Asset Management, L.P.	GLOBAL BOND
Loomis, Sayles & Co., L.P.

GW&K SMALL CAP EQUITY	FRONTIER SMALL CAP GROWTH
Gannett Welsh & Kotler, LLC	Frontier Capital Management Company, LLC
BOND (MANAGERS PIMCO)
INSTITUTIONAL MICRO-CAP	SPECIAL EQUITY	Pacific Investment Management Co. LLC
MICRO-CAP	Ranger Investment Management, L.P.	CALIFORNIA INTERMEDIATE TAX-FREE
Lord, Abbett & Co. LLC	Lord, Abbett & Co. LLC	Miller Tabak Asset Management LLC
WEDGE Capital Management L.L.P.	Smith Asset Management Group, L.P.
Next Century Growth Investors LLC	Federated MDTA LLC	GW&K MUNICIPAL BOND
RBC Global Asset Management (U.S.) Inc.		GW&K MUNICIPAL ENHANCED YIELD
	SYSTEMATIC VALUE	Gannett Welsh & Kotler, LLC
INTERNATIONAL EQUITY	SYSTEMATIC MID CAP VALUE
AllianceBernstein L.P.	Systematic Financial Management, L.P.	HIGH YIELD
Lazard Asset Management, LLC Martin Currie Inc.		J.P. Morgan Investment Management LLC
TIMESSQUARE MID CAP GROWTH
	TIMESSQUARE SMALL CAP GROWTH	INTERMEDIATE DURATION GOVERNMENT
	TimesSquare Capital Management, LLC	SHORT DURATION GOVERNMENT
Smith Breeden Associates, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of
Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors,
Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the
Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date:	July 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date:	July 8, 2010

By:	/S/ DONALD S. RUMERY
Donald S. Rumery, Chief Financial Officer

Date:	July 8, 2010